Document And Entity Information	6 Months Ended
Jun. 30, 2013
Entity Information [Line Items]
Document Type	S-4
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Registrant Name	LinnCo, LLC
Entity Central Index Key	0001549756
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Linn Energy, LLC [Member]
Entity Information [Line Items]
Document Type	S-4
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Registrant Name	Linn Energy, LLC
Entity Central Index Key	0001326428
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]
Current assets
Cash and cash equivalents	$ 1,045,000	$ 1,045,000	$ 523,000	$ 1,152,000	$ 6,034,000	$ 1,243,000	$ 1,114,000
Accounts receivable - related party	6,250,000	9,715,000	0
Deferred offering costs	361,000	361,000	0
Accounts receivable - trade, net				343,002,000	320,609,000	371,333,000	213,282,000
Derivative instruments				289,499,000	186,716,000	350,695,000	255,063,000
Assets held for sale					218,849,000	0
Other current assets				57,727,000	67,273,000	88,157,000	80,734,000
Total current assets	7,656,000	11,121,000	523,000	691,380,000	799,481,000	811,428,000	550,193,000
Noncurrent assets
Deferred income tax		1,261,000	0			(6,307,000)	(4,651,000)
Investment in Linn Energy, LLC	1,208,067,000	1,175,324,000	1,221,817,000
Oil and natural gas properties (successful efforts method)				11,866,089,000	11,546,100,000	11,611,330,000	7,835,650,000
Less accumulated depletion and amortization				(2,358,158,000)	(2,174,273,000)	(2,025,656,000)	(1,033,617,000)
Oil and natural gas properties, successful efforts method, net				9,507,931,000	9,371,827,000	9,585,674,000	6,802,033,000
Other property and equipment				534,280,000	499,727,000	469,188,000	197,235,000
Less accumulated depreciation				(91,357,000)	(82,332,000)	(73,721,000)	(48,024,000)
Other property and equipment, net				442,923,000	417,395,000	395,467,000	149,211,000
Derivative instruments				663,765,000	507,620,000	530,216,000	321,840,000
Other noncurrent assets				124,995,000	123,502,000	128,453,000	105,577,000
Noncurrent assets, excluding property, total				788,760,000	631,122,000	658,669,000	427,417,000
Total noncurrent assets	1,208,067,000	1,176,585,000	1,221,817,000	10,739,614,000	10,420,344,000	10,639,810,000	7,378,661,000
Total assets	1,215,723,000	1,187,706,000	1,222,340,000	11,430,994,000	11,219,825,000	11,451,238,000	7,928,854,000
Current liabilities
Accounts payable	6,250,000	9,715,000	0
Accounts payable and accrued expenses				673,926,000	662,687,000	707,861,000	332,167,000
Derivative instruments				2,632,000	9,120,000	26,000	14,060,000
Other accrued liabilities				100,699,000	145,047,000	115,245,000	75,898,000
Total current liabilities	6,250,000	9,715,000	0	777,257,000	816,854,000	823,132,000	422,125,000
Noncurrent liabilities
Deferred income tax	24,039,000	0	13,559,000
Credit facility				1,435,000,000	1,335,000,000	1,180,000,000	940,000,000
Senior notes, net				4,820,673,000	4,858,991,000	4,857,817,000	3,053,657,000
Derivative instruments				0	2,609,000	4,114,000	3,503,000
Other noncurrent liabilities				166,532,000	160,935,000	158,995,000	80,659,000
Total noncurrent liabilities	24,039,000	0	13,559,000	6,422,205,000	6,357,535,000	6,200,926,000	4,077,819,000
Noncurrent deferred income tax			13,559,000
Commitments and contingencies
Equity
235,209,281 units, 235,073,968 units, 234,513,243 units and 177,364,558 units issued and outstanding at June 30, 2013, March 31,2013, December 31, 2012, and December 31, 2011, respectively				3,817,320,000	3,976,381,000	4,136,240,000	2,751,354,000
Voting shares; unlimited shares authorized; 1 share issued and outstanding	1,000	1,000	1,000
Common shares; unlimited shares authorized; 34,787,500 shares issued and outstanding	1,209,835,000	1,209,835,000	1,209,835,000
Additional paid-in capital	17,651,000	15,119,000	2,991,000
Accumulated income (deficit)	(42,053,000)	(46,964,000)	(4,046,000)	414,212,000	69,055,000	290,940,000	677,556,000
Total equity	1,185,434,000	1,177,991,000	1,208,781,000	4,231,532,000	4,045,436,000	4,427,180,000	3,428,910,000
Total liabilities and equity	$ 1,215,723,000	$ 1,187,706,000	$ 1,222,340,000	$ 11,430,994,000	$ 11,219,825,000	$ 11,451,238,000	$ 7,928,854,000

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Voting shares: issued	1	1	1
Voting shares: outstanding	1	1	1
Capital: Units/shares issued	34,787,500	34,787,500	34,787,500
Capital: Units/shares outstanding	34,787,500	34,787,500	34,787,500
Linn Energy, LLC [Member]
Capital: Units/shares issued	235,209,281	235,073,968	234,513,243	177,364,558
Capital: Units/shares outstanding	235,209,281	235,073,968	234,513,243	177,364,558

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended		6 Months Ended	8 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Revenues and other:
Oil, natural gas and natural gas liquids sales						$ 488,207,000	$ 462,732,000	$ 347,227,000	$ 348,895,000	$ 950,939,000	$ 696,122,000	$ 1,601,180,000	$ 1,162,037,000	$ 690,054,000
Gains (losses) on oil and natural gas derivatives						326,733,000	(108,370,000)	439,647,000	2,031,000	218,363,000	441,678,000	124,762,000	449,940,000	75,211,000
Marketing revenues						17,222,000	9,852,000	10,841,000	1,290,000	27,074,000	12,131,000	37,393,000	5,868,000	3,966,000
Other revenues						6,663,000	4,846,000	2,882,000	1,874,000	11,509,000	4,756,000	10,905,000	4,609,000	3,049,000
Total revenues						838,825,000	369,060,000	800,597,000	354,090,000	1,207,885,000	1,154,687,000	1,774,240,000	1,622,454,000	772,280,000
Expenses:
Lease operating expenses						83,584,000	88,721,000	70,129,000	71,636,000	172,305,000	141,765,000	317,699,000	232,619,000	158,382,000
Transportation expenses						29,298,000	27,183,000	21,815,000	10,562,000	56,481,000	32,377,000	77,322,000	28,358,000	19,594,000
Marketing expenses						9,360,000	7,374,000	6,458,000	692,000	16,734,000	7,150,000	31,821,000	3,681,000	2,716,000
General and administrative expenses	155,000	2,531,000	11,767,000	14,298,000	1,230,000	46,305,000	58,566,000	41,185,000	43,321,000	104,871,000	84,506,000	173,206,000	133,272,000	99,078,000
Exploration costs						818,000	2,226,000	407,000	410,000	3,044,000	817,000	1,915,000	2,390,000	5,168,000
Depreciation, depletion and amortization						198,629,000	197,441,000	143,506,000	117,276,000	396,070,000	260,782,000	606,150,000	334,084,000	238,532,000
Impairment of long-lived assets						(14,851,000)	57,053,000	146,499,000	0	42,202,000	146,499,000	422,499,000	0	38,600,000
Taxes, other than income taxes						32,397,000	39,671,000	30,656,000	25,195,000	72,068,000	55,851,000	131,679,000	78,522,000	45,182,000
Losses on sale of assets and other, net						(959,000)	3,172,000	(2,000)	1,494,000	2,213,000	1,492,000	1,539,000	3,494,000	6,490,000
Total expenses						384,581,000	481,407,000	460,653,000	270,586,000	865,988,000	731,239,000	1,763,830,000	816,420,000	613,742,000
Other income and (expenses):
Loss on extinguishment of debt						(4,187,000)		0		(4,187,000)	0	0	(94,612,000)	0
Interest expense, net of amounts capitalized						(103,847,000)	(100,359,000)	(94,390,000)	(77,519,000)	(204,206,000)	(171,909,000)	(379,937,000)	(259,725,000)	(193,510,000)
Losses on interest rate swaps												0	0	(67,908,000)
Other, net						(2,182,000)	(1,643,000)	(7,956,000)	(3,269,000)	(3,825,000)	(11,225,000)	(14,299,000)	(7,792,000)	(7,167,000)
Total other income and (expenses)						(110,216,000)	(102,002,000)	(102,346,000)	(80,788,000)	(212,218,000)	(183,134,000)	(394,236,000)	(362,129,000)	(268,585,000)
Equity income (loss) from investment in Linn Energy, LLC	0	57,963,000	(21,272,000)	36,691,000	34,411,000
Income (loss) before income taxes						344,028,000	(214,349,000)	237,598,000	2,716,000	129,679,000	240,314,000	(383,826,000)	443,905,000	(110,047,000)
Income (loss) before income taxes	(155,000)	55,432,000	(33,039,000)	22,393,000	33,181,000
Income tax expense (benefit)	0	25,300,000	(14,820,000)	10,480,000	12,528,000	(1,129,000)	7,536,000	512,000	8,918,000	6,407,000	9,430,000	2,790,000	5,466,000	4,241,000
Net income (loss)	$ (155,000)	$ 30,132,000	$ (18,219,000)	$ 11,913,000	$ 20,653,000	$ 345,157,000	$ (221,885,000)	$ 237,086,000	$ (6,202,000)	$ 123,272,000	$ 230,884,000	$ (386,616,000)	$ 438,439,000	$ (114,288,000)
Net income (loss) per unit:
Basic (in usd per unit)						$ 1.47	$ (0.96)	$ 1.19	$ (0.04)	$ 0.52	$ 1.17	$ (1.92)	$ 2.52	$ (0.8)
Diluted (in usd per unit)						$ 1.46	$ (0.96)	$ 1.19	$ (0.04)	$ 0.52	$ 1.16	$ (1.92)	$ 2.51	$ (0.8)
Net income (loss) per share, basic and diluted (in usd per share)		$ 0.87	$ (0.52)	$ 0.34	$ 1.92
Weighted average units outstanding:
Basic (in units)						233,448	233,176	197,507	193,256	233,313	195,382	203,775	172,004	142,535
Diluted (in units)						233,910	233,176	198,160	193,256	233,800	196,039	203,775	172,729	142,535
Weighted average shares outstanding		34,788	34,788	34,788	10,747
Distributions/dividends declared per unit/share (in usd per unit/share)		$ 0.725	$ 0.71	$ 1.435	$ 0.71	$ 0.725	$ 0.725	$ 0.725	$ 0.69	$ 1.45	$ 1.415	$ 2.865	$ 2.7	$ 2.55

STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Accumulated Income (Deficit) [Member] USD ($)	Shares [Member]	Share Amount [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Linn Energy, LLC [Member] USD ($)	Linn Energy, LLC [Member] Units [Member]	Linn Energy, LLC [Member] Unitholders' Capital [Member] USD ($)	Linn Energy, LLC [Member] Accumulated Income (Deficit) [Member] USD ($)	Linn Energy, LLC [Member] Accumulated Income (Deficit) [Member] USD ($)	Linn Energy, LLC [Member] Treasury Units (at Cost) [Member] USD ($)
Balance Beginning at Dec. 31, 2009						$ 2,452,004		$ 2,098,599		$ 353,405	$ 0
Balance Beginning (in units) at Dec. 31, 2009							129,941,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Sale of units/shares, net of underwriting discounts and expenses (in units/shares)							28,750,000
Sale of units/shares, net of underwriting discounts and expenses						809,774		809,774
Issuance of units (in units)							815,000
Issuance of units						4,418		4,418
Cancellation of units (in units)							(496,000)
Cancellation of units						0		(11,832)			11,832
Purchase of units						(11,832)					(11,832)
Distributions to unitholders						(365,711)		(365,711)
Unit-based compensation expenses						13,792
Unit-based compensation expenses						13,792		13,792
Reclassification of distributions paid on forfeited restricted units						59		59
Net income (loss)						(114,288)				(114,288)
Balance Ending at Dec. 31, 2010						2,788,216		2,549,099		239,117	0
Balance Ending (in units) at Dec. 31, 2010							159,010,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)						(446,682)
Balance Ending at Mar. 31, 2011
Balance Beginning at Dec. 31, 2010						2,788,216		2,549,099		239,117	0
Balance Beginning (in units) at Dec. 31, 2010							159,010,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Sale of units/shares, net of underwriting discounts and expenses (in units/shares)							17,514,000
Sale of units/shares, net of underwriting discounts and expenses						651,522		651,522
Issuance of units (in units)							1,371,000
Issuance of units						7,446		7,446
Cancellation of units (in units)							(530,000)
Cancellation of units						0		(17,352)			17,352
Purchase of units						(17,352)					(17,352)
Distributions to unitholders						(466,488)		(466,488)
Unit-based compensation expenses						22,243
Unit-based compensation expenses						22,243		22,243
Reclassification of distributions paid on forfeited restricted units						79		79
Excess tax benefit from unit-based compensation						4,805		4,805
Net income (loss)						438,439				438,439
Balance Ending at Dec. 31, 2011						3,428,910		2,751,354		677,556	0
Balance Ending (in units) at Dec. 31, 2011							177,365,000
Balance Beginning at Sep. 30, 2011
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)						(189,615)
Balance Ending at Dec. 31, 2011						3,428,910
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions to unitholders						(137,590)
Unit-based compensation expenses						8,171
Net income (loss)						(6,202)
Balance Ending at Mar. 31, 2012
Balance Beginning at Dec. 31, 2011						3,428,910
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions to unitholders						(282,166)
Unit-based compensation expenses						14,834
Net income (loss)						230,884
Balance Ending at Jun. 30, 2012
Balance Beginning at Dec. 31, 2011						3,428,910		2,751,354		677,556
Balance Beginning (in units) at Dec. 31, 2011							177,365,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Sale of units/shares, net of underwriting discounts and expenses (in units/shares)							55,877,000
Sale of units/shares, net of underwriting discounts and expenses						1,942,045		1,942,045
Issuance of units (in units)							1,271,000
Issuance of units						7,061		7,061
Distributions to unitholders						(596,935)		(596,935)
Unit-based compensation expenses						29,533
Unit-based compensation expenses						29,533		29,533
Reclassification of distributions paid on forfeited restricted units						92		92
Excess tax benefit from unit-based compensation						3,090		3,090
Net income (loss)						(386,616)				(386,616)
Balance Ending at Dec. 31, 2012						4,427,180		4,136,240		290,940	0
Balance Ending (in units) at Dec. 31, 2012							234,513,000
Balance Beginning at Apr. 29, 2012
Increase (Decrease) in Partners' Capital [Roll Forward]
Sale of voting share to Linn Energy, LLC (in shares)			1
Sale of voting share to Linn Energy, LLC	1			1
Sale of units/shares, net of underwriting discounts and expenses (in units/shares)			34,787,500
Sale of units/shares, net of underwriting discounts and expenses	1,209,835			1,209,835
Deferred tax in equity investment	(1,031)				(1,031)
Capital contributions from Linn Energy, LLC	4,022				4,022
Dividends to shareholders	(24,699)	(24,699)
Net income (loss)	20,653	20,653
Balance Ending (in shares)			34,787,501
Balance Ending at Dec. 31, 2012	1,208,781	(4,046)		1,209,836	2,991						0
Balance Beginning at Sep. 30, 2012
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	21,159					(187,495)
Balance Ending at Dec. 31, 2012	1,208,781	(4,046)			2,991	4,427,180		4,136,240	290,940		0
Balance Beginning (in units) at Dec. 31, 2012							234,513,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units (in units)							561,000
Issuance of units						(167)		(167)
Distributions to unitholders						(170,954)		(170,954)
Unit-based compensation expenses						11,262		11,262
Capital contributions from Linn Energy, LLC	12,128				12,128
Dividends to shareholders	(24,699)	(24,699)
Net income (loss)	(18,219)	(18,219)				(221,885)			(221,885)
Balance Ending (in shares)			34,788,000
Balance Ending at Mar. 31, 2013	1,177,991	(46,964)		1,209,836	15,119	4,045,436		3,976,381	69,055
Balance Ending (in units) at Mar. 31, 2013							235,074,000
Balance Beginning at Dec. 31, 2012	1,208,781	(4,046)			2,991	4,427,180		4,136,240	290,940		0
Balance Beginning (in units) at Dec. 31, 2012							234,513,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units (in units)							696,000
Issuance of units						2,031		2,031
Distributions to unitholders						(341,117)		(341,117)
Unit-based compensation expenses						19,575		19,575
Excess tax benefit from unit-based compensation						591		591
Capital contributions from Linn Energy, LLC	14,660				14,660
Dividends to shareholders	(49,920)	(49,920)
Net income (loss)	11,913	11,913				123,272			123,272
Balance Ending (in shares)			34,788,000
Balance Ending at Jun. 30, 2013	1,185,434	(42,053)		1,209,836	17,651	4,231,532		3,817,320	414,212
Balance Ending (in units) at Jun. 30, 2013							235,209,000
Balance Beginning at Mar. 31, 2013	1,177,991			1,209,836		4,045,436
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	30,132					345,157
Balance Ending (in shares)			34,788,000
Balance Ending at Jun. 30, 2013	$ 1,185,434			$ 1,209,836		$ 4,231,532

STATEMENTS OF EQUITY (Parenthetical) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Underwriting discounts and expenses	$ 32,044	$ 27,427	$ 34,556

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Cash flow from operating activities:
Net income (loss)	$ (155)	$ (18,219)	$ 11,913	$ 20,653	$ (221,885)	$ (6,202)	$ 123,272	$ 230,884	$ (386,616)	$ 438,439	$ (114,288)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity income (loss) from investment in Linn Energy, LLC	0	21,272	(36,691)	(34,411)
Noncash general and administrative expenses paid by Linn Energy, LLC	155	11,767	14,298	1,230
Depreciation, depletion and amortization					197,441	117,276	396,070	260,782	606,150	334,084	238,532
Impairment of long-lived assets					57,053	0	42,202	146,499	422,499	0	38,600
Unit-based compensation expenses					11,262	8,171	19,575	14,834	29,533	22,243	13,792
Loss on extinguishment of debt							4,187	0	0	94,612	0
Amortization and write-off of deferred financing fees					5,412	7,037	10,905	15,001	25,598	21,526	22,113
(Gains) losses on sale of assets and other, net					15,306	(296)	16,814	903	92	2,021	6,619
Deferred income tax	0	(14,820)	10,480	12,528	7,503	6,253	5,725	5,991	(360)	310	3,088
Cash distributions received	0	25,221	50,442	25,221
Derivatives activities:
Total (gains) losses					108,370	(2,031)	(218,363)	(441,678)	(124,762)	(449,940)	(7,303)
Cash settlements					85,794	58,517	144,502	174,316	390,765	237,134	302,875
Cash settlements on canceled derivatives									0	26,752	(123,865)
Premiums paid for derivatives					0	(177,541)	0	(583,434)	(583,434)	(134,352)	(120,376)
Changes in assets and liabilities:
(Increase) decrease in accounts receivable - trade, net					55,544	15,606	36,174	(14,372)	(77,573)	(191,338)	(66,283)
(Increase) decrease in other assets					(1,327)	(4,336)	2,260	(1,840)	(5,451)	(2,951)	2,926
Increase (decrease) in accounts payable and accrued expenses					(13,609)	(5,237)	(5,319)	39,346	26,372	129,499	25,457
Increase (decrease) in other liabilities					27,730	18,296	(16,648)	30,339	28,094	(9,333)	49,031
Net cash provided by (used in) operating activities	0	25,221	50,442	25,221	334,594	35,513	561,356	(122,429)	350,907	518,706	270,918
Cash flow from investing activities:
Acquisition of oil and natural gas properties, net of cash acquired					(15,128)	(1,230,304)	(64,381)	(1,762,933)	(2,640,475)	(1,500,193)	(1,351,033)
Development of oil and natural gas properties					(235,804)	(220,571)	(495,899)	(481,140)	(984,530)	(574,635)	(204,832)
Purchases of other property and equipment					(25,843)	(9,895)	(55,147)	(22,433)	(60,549)	(55,229)	(18,181)
Proceeds from sale of properties and equipment and other					(2,224)	215	210,899	575	725	(303)	(7,362)
Investment in Linn Energy, LLC				(1,212,627)
Net cash used in investing activities				(1,212,627)	(278,999)	(1,460,555)	(404,528)	(2,265,931)	(3,684,829)	(2,130,360)	(1,581,408)
Cash flow from financing activities:
Proceeds from sale of units					0	761,362	0	761,362	1,973,989	678,949	844,330
Proceeds from borrowings					300,000	2,634,802	775,000	3,954,802	5,439,802	2,534,240	3,300,816
Repayments of debt					(145,000)	(1,700,000)	(560,737)	(1,945,000)	(3,400,000)	(1,301,029)	(2,150,000)
Distributions to unitholders					(170,954)	(137,590)	(341,117)	(282,166)	(596,935)	(466,488)	(365,711)
Financing fees, offering expenses and other, net					(34,850)	(113,049)	(30,656)	(103,121)	(85,895)	(56,358)	(93,343)
Excess tax benefit from unit-based compensation					0	2,587	591	3,252	3,090	4,805	0
Purchase of units									0	(17,352)	(11,832)
Proceeds from sale of voting share	1		0	1
Proceeds from sale of common shares				1,269,744
Dividends paid to shareholders	0	(24,699)	(49,920)	(24,699)
Offering expenses and fees				(57,117)
Net cash provided by (used in) financing activities	1	(24,699)	(49,920)	1,187,929	(50,804)	1,448,112	(156,919)	2,389,129	3,334,051	1,376,767	1,524,260
Net increase (decrease) in cash and cash equivalents	1	522	522	523	4,791	23,070	(91)	769	129	(234,887)	213,770
Cash and cash equivalents:
Beginning	0	523	523	0	1,243	1,114	1,243	1,114	1,114	236,001	22,231
Ending	$ 1	$ 1,045	$ 1,045	$ 523	$ 6,034	$ 24,184	$ 1,152	$ 1,883	$ 1,243	$ 1,114	$ 236,001

Basis of Presentation and Significant Accounting Policies	3 Months Ended	6 Months Ended	8 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]
Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Nature of Business
LinnCo, LLC (“LinnCo” or the “Company”) is a Delaware limited liability company formed on April 30, 2012. As of March 31, 2013, LinnCo’s sole purpose was to own units representing limited liability company interests (“units”) in Linn Energy, LLC (“LINN Energy”) and it had no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry Petroleum Company (“Berry”) (see Note 2), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy. LINN Energy is an independent oil and natural gas company that trades on the NASDAQ Global Select Market under the symbol “LINE.” At March 31, 2013, LINN Energy’s last reported sales price per unit, as reported by NASDAQ, was $37.97 and the Company owned approximately 15% of LINN Energy’s outstanding units.
Principles of Reporting
The financial statements at March 31, 2013, and for the three months ended March 31, 2013, are unaudited, but in the opinion of management include all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results for the interim period. Certain information and note disclosures normally included in annual financial statements prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”) have been condensed or omitted under Securities and Exchange Commission (“SEC”) rules and regulations; as such, this report should be read in conjunction with the financial statements and notes in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. The results reported in these unaudited financial statements should not necessarily be taken as indicative of results that may be expected for the entire year.
Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method.
Reimbursement of LinnCo’s Costs and Expenses
LINN Energy has agreed to provide to LinnCo, or to pay on LinnCo’s behalf, any legal, accounting, tax advisory, financial advisory and engineering fees, printing costs or other administrative and out-of-pocket expenses incurred by LinnCo, along with any other expenses incurred in connection with any public offering of common shares representing limited liability company interests (“shares”) in LinnCo or incurred as a result of being a publicly traded entity, including costs associated with annual, quarterly and other reports to holders of LinnCo shares, tax return and Form 1099 preparation and distribution, NASDAQ listing fees, printing costs, independent auditor fees and expenses, legal counsel fees and expenses, limited liability company governance and compliance expenses and registrar and transfer agent fees. In addition, LINN Energy has agreed to indemnify LinnCo and its officers and directors for damages suffered or costs incurred (other than income taxes payable by LinnCo) in connection with carrying out LinnCo’s activities.
For the three months ended March 31, 2013, LinnCo incurred total general and administrative expenses and certain offering costs of approximately $12 million, of which approximately $2 million had been paid by LINN Energy on LinnCo’s behalf as of March 31, 2013. The expenses included approximately $11 million of transaction costs related to professional services rendered by third parties in connection with the pending acquisition of Berry (see Note 2). The expenses also included approximately $462,000 related to services provided by LINN Energy necessary for the conduct of LinnCo’s business, such as accounting, legal, tax, information technology and other expenses. The offering costs of approximately $361,000 were incurred in connection with LinnCo’s registration statement on Form S-4 related to the pending acquisition of Berry. Because all general and administrative expenses and certain offering costs are actually paid by LINN Energy on LinnCo’s behalf, no cash is disbursed by LinnCo.
Dividends
Within five (5) business days after receiving a cash distribution related to its interests in LINN Energy units, LinnCo is required to pay the cash received, net of reserves for its income tax liability (“tax reserve”), as dividends to its shareholders. The amount of the tax reserve is calculated on a quarterly basis and is determined based on the tax liability estimate for the entire year. The current quarter tax reserve can be increased or reduced, at the Company management’s discretion, to account for the over/(under) tax reserve recorded in prior quarters. Because the tax reserve is an estimate, upon filing the annual tax returns, if the actual amount of tax due is greater or less than the total amount of tax reserved, the subsequent tax reserve, at Company management’s discretion, could be adjusted accordingly. Any such adjustments are subject to approval by the Company’s Board of Directors (“Board”).
Use of Estimates
The preparation of the accompanying financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of income and expenses. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuous changes in the economic environment will be reflected in the financial statements in future periods.
Accounting for Investment in Linn Energy, LLC
The Company uses the equity method of accounting related to its ownership interest in LINN Energy’s net income (losses). The Company records its share of LINN Energy’s net income (losses) in the period in which it is earned. At March 31, 2013, the Company owned approximately 15% of LINN Energy’s outstanding units. The Company’s ownership percentage could change as LINN Energy issues or repurchases additional units. Changes in the Company’s ownership percentage affect its net income (losses).
The initial carrying amount of the Company’s investment in LINN Energy exceeded the Company’s ownership interest in LINN Energy’s underlying net assets by approximately $516 million. The difference was attributable to proved and unproved oil and natural gas properties, senior notes and equity method goodwill. These amounts are included in “investment in Linn Energy, LLC” on the balance sheet and are amortized over the lives of the related assets and liabilities. Such amortization is included in the equity income from the Company’s investment in LINN Energy. Equity method goodwill is not amortized; however, the investment is reviewed for impairment. Impairment testing is performed when events or circumstances warrant such testing and considers whether there is an inability to recover the carrying value of an investment that is other than temporary. As of March 31, 2013, no such impairment had occurred with respect to the Company’s investment in LINN Energy.

Basis of Presentation
Nature of Business
LinnCo, LLC (“LinnCo” or the “Company”) is a Delaware limited liability company formed on April 30, 2012. As of June 30, 2013, LinnCo’s sole purpose was to own units representing limited liability company interests (“units”) in Linn Energy, LLC (“LINN Energy”) and it had no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry Petroleum Company (“Berry”) (see Note 2), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy. LINN Energy is an independent oil and natural gas company that trades on the NASDAQ Global Select Market under the symbol “LINE.” At June 30, 2013, LINN Energy’s last reported sales price per unit, as reported by NASDAQ, was $33.18 and the Company owned approximately 15% of LINN Energy’s outstanding units.
Principles of Reporting
The financial statements at June 30, 2013, and for the three months and six months ended June 30, 2013, and for the period from April 30, 2012 (inception) to June 30, 2012, are unaudited, but in the opinion of management include all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results for the interim periods. Certain information and note disclosures normally included in annual financial statements prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”) have been condensed or omitted under Securities and Exchange Commission (“SEC”) rules and regulations; as such, this report should be read in conjunction with the financial statements and notes in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. The results reported in these unaudited financial statements should not necessarily be taken as indicative of results that may be expected for the entire year.
Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method.
Reimbursement of LinnCo’s Costs and Expenses
LINN Energy has agreed to provide to LinnCo, or to pay on LinnCo’s behalf, any legal, accounting, tax advisory, financial advisory and engineering fees, printing costs or other administrative and out-of-pocket expenses incurred by LinnCo, along with any other expenses incurred in connection with any public offering of common shares representing limited liability company interests (“shares”) in LinnCo or incurred as a result of being a publicly traded entity. These expenses include costs associated with annual, quarterly and other reports to holders of LinnCo shares, tax return and Form 1099 preparation and distribution, NASDAQ listing fees, printing costs, independent auditor fees and expenses, legal counsel fees and expenses, limited liability company governance and compliance expenses and registrar and transfer agent fees. In addition, LINN Energy has agreed to indemnify LinnCo and its officers and directors for damages suffered or costs incurred (other than income taxes payable by LinnCo) in connection with carrying out LinnCo’s activities. Because all general and administrative expenses and certain offering costs are actually paid by LINN Energy on LinnCo’s behalf, no cash is disbursed by LinnCo.
For the three months and six months ended June 30, 2013, LinnCo incurred total general and administrative expenses and certain offering costs of approximately $3 million and $15 million, respectively, of which approximately $8 million had been paid by LINN Energy on LinnCo’s behalf as of June 30, 2013. The expenses for the three months and six months ended June 30, 2013, include approximately $2 million and $13 million, respectively, of transaction costs related to professional services rendered by third parties in connection with the pending acquisition of Berry (see Note 2). The expenses for the three months and six months ended June 30, 2013, also include approximately $344,000 and $806,000, respectively, related to services provided by LINN Energy necessary for the conduct of LinnCo’s business, such as accounting, legal, tax, information technology and other expenses. The offering costs of approximately $361,000 were incurred in connection with LinnCo’s registration statement on Form S-4 related to the pending acquisition of Berry.
For the period from April 30, 2012 (inception) to June 30, 2012, LinnCo incurred total general and administrative expenses of approximately $155,000. The expenses include approximately $72,000 related to services provided by LINN Energy necessary for the conduct of LinnCo’s business, such as accounting, legal, tax, information technology and other expenses. For the period from April 30, 2012 (inception) to June 30, 2012, LINN Energy had also paid, on LinnCo’s behalf, approximately $190,000 of deferred offering costs in connection with LinnCo’s October 2012 initial public offering (“IPO”).
Dividends
Within five (5) business days after receiving a cash distribution related to its interests in LINN Energy units, LinnCo is required to pay the cash received, net of reserves for its income tax liability (“tax reserve”), if any, as dividends to its shareholders. The amount of the tax reserve is calculated on a quarterly basis and is determined based on the estimated tax liability for the entire year. The current tax reserve can be increased or reduced, at the Company management’s discretion, to account for the over/(under) tax reserve previously recorded. Because the tax reserve is an estimate, upon filing the annual tax returns, if the actual amount of tax due is greater or less than the total amount of tax reserved, the subsequent tax reserve, at Company management’s discretion, could be adjusted accordingly. Any such adjustments are subject to approval by the Company’s Board of Directors (“Board”).
Use of Estimates
The preparation of the accompanying financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of income and expenses. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuous changes in the economic environment will be reflected in the financial statements in future periods.
Accounting for Investment in Linn Energy, LLC
The Company uses the equity method of accounting related to its ownership interest in LINN Energy’s net income (losses). The Company records its share of LINN Energy’s net income (losses) in the period in which it is earned. At June 30, 2013, the Company owned approximately 15% of LINN Energy’s outstanding units. The Company’s ownership percentage could change as LINN Energy issues or repurchases additional units. Changes in the Company’s ownership percentage affect its net income (losses).
The initial carrying amount of the Company’s investment in LINN Energy exceeded the Company’s ownership interest in LINN Energy’s underlying net assets by approximately $516 million. The difference was attributable to proved and unproved oil and natural gas properties, senior notes and equity method goodwill. These amounts are included in “investment in Linn Energy, LLC” on the balance sheet and are amortized over the lives of the related assets and liabilities. Such amortization is included in the equity income from the Company’s investment in LINN Energy. Equity method goodwill is not amortized; however, the investment is reviewed for impairment. Impairment testing is performed when events or circumstances warrant such testing and considers whether there is an inability to recover the carrying value of an investment that is other than temporary. As of June 30, 2013, no impairment had occurred with respect to the Company’s investment in LINN Energy.

Basis of Presentation and Significant Accounting Policies
Nature of Business
LinnCo, LLC (“LinnCo” or the “Company”) is a Delaware limited liability company formed on April 30, 2012. As of December 31, 2012, LinnCo’s sole purpose was to own units representing limited liability company interests (“units”) in Linn Energy, LLC (“LINN Energy”) and it expected to have no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry Petroleum Company (see Note 8), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy. LINN Energy is an independent oil and natural gas company that trades on the NASDAQ Global Select Market under the symbol “LINE.” At December 31, 2012, LINN Energy’s last reported sales price per unit, as reported by NASDAQ, was $35.24 and the Company owned approximately 15% of LINN Energy’s outstanding units.
The operations of the Company are governed by the provisions of a limited liability company agreement executed by and among its members. Pursuant to applicable provisions of the Delaware Limited Liability Company Act (the “Delaware Act”) and the Amended and Restated Limited Liability Company Agreement of LinnCo, LLC (the “Agreement”), shareholders have no liability for the debts, obligations and liabilities of the Company, except as expressly required in the Agreement or the Delaware Act. The Company will remain in existence unless and until dissolved in accordance with the terms of the Agreement.
Principles of Reporting
The Company presents its financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”). Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method.
Reimbursement of LinnCo’s Costs
LINN Energy has agreed to provide to LinnCo, or to pay on LinnCo’s behalf, any legal, accounting, tax advisory, financial advisory and engineering fees, printing costs or other administrative and out-of-pocket expenses incurred by LinnCo, along with any other expenses incurred in connection with any public offering of common shares representing limited liability company interests (“shares”) in LinnCo or incurred as a result of being a publicly traded entity, including costs associated with annual, quarterly and other reports to holders of LinnCo shares, tax return and Form 1099 preparation and distribution, NASDAQ listing fees, printing costs, independent auditor fees and expenses, legal counsel fees and expenses, limited liability company governance and compliance expenses and registrar and transfer agent fees. In addition, LINN Energy has agreed to indemnify LinnCo and its officers and directors for damages suffered or costs incurred (other than income taxes payable by LinnCo) in connection with carrying out LinnCo’s activities.
For the period from April 30, 2012 (inception) to December 31, 2012, LinnCo incurred total general and administrative expenses of approximately $1 million, all of which were paid by LINN Energy on LinnCo’s behalf. These expenses included approximately $772,000 related to services provided by LINN Energy necessary for the conduct of LinnCo’s business, such as accounting, legal, tax, information technology and other expenses. The remaining expenses were primarily related to professional services rendered by third parties. During the same period, LINN Energy also paid, on LinnCo’s behalf, approximately $3 million of certain offering costs in connection with LinnCo’s October 2012 initial public offering (“IPO”) (see Note 3). Because all expenses and costs were actually paid by LINN Energy on LinnCo’s behalf, no cash was disbursed by LinnCo.
Dividends
Within five (5) business days after receiving a cash distribution related to its interest in LINN Energy units, LinnCo is required to pay the cash received, net of reserves for its income tax liability (“tax reserve”), as dividends to its shareholders. The amount of the tax reserve is calculated on a quarterly basis and is determined based on the tax liability estimate for the entire year. The current quarter tax reserve can be increased or reduced, at the Company management’s discretion, to account for the over/(under) tax reserve recorded in prior quarters. Because the tax reserve is an estimate, upon filing the annual tax returns, if the actual amount of tax due is greater or less than the total amount of tax reserved, the subsequent tax reserve, at Company management’s discretion, could be adjusted accordingly. Any such adjustments are subject to approval by the Company’s Board of Directors (“Board”).
Use of Estimates
The preparation of the accompanying financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of income and expenses. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuous changes in the economic environment will be reflected in the financial statements in future periods.
Cash Equivalents
For purposes of the statement of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents.
Accounting for Investment in Linn Energy, LLC
The Company uses the equity method of accounting related to its ownership interest in LINN Energy’s net income (losses). The Company records its share of LINN Energy’s net income (losses) in the period in which it is earned. At December 31, 2012, the Company owned approximately 15% of LINN Energy’s outstanding units. The Company’s ownership percentage could change as LINN Energy issues or repurchases additional units. Changes in the Company’s ownership percentage affect its net income (losses).
The initial carrying amount of the Company’s investment in LINN Energy exceeded the Company’s ownership interest in LINN Energy’s underlying net assets by approximately $516 million. The difference was attributable to proved and unproved oil and natural gas properties, senior notes and equity method goodwill. These amounts are included in “investment in Linn Energy, LLC” on the balance sheet and are amortized over the lives of the related assets and liabilities. Such amortization is included in the equity income from the Company’s investment in LINN Energy. Equity method goodwill is not amortized; however, the investment is reviewed for impairment. Impairment testing is performed when events or circumstances warrant such testing and considers whether there is an inability to recover the carrying value of an investment that is other than temporary. As of December 31, 2012, no such impairment had occurred with respect to the Company’s investment in LINN Energy.
Income Taxes
The Company is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Deferred income tax assets and liabilities are recognized for temporary differences between the basis of the Company’s assets and liabilities for financial and tax reporting purposes. The Company’s deferred tax assets and deferred tax liabilities were approximately $10 million and $23 million, respectively, at December 31, 2012. At December 31, 2012, the majority of the Company’s temporary difference and associated deferred tax expense resulted from its investment in LINN Energy.
Earnings Per Share
Both basic and diluted earnings per share are computed by dividing net earnings attributable to shareholders by the weighted average number of shares outstanding during each period. There are no securities outstanding that may be converted into or exercised for shares.

Basis of Presentation
Nature of Business
Linn Energy, LLC (“LINN Energy” or the “Company”) is an independent oil and natural gas company. LINN Energy’s mission is to acquire, develop and maximize cash flow from a growing portfolio of long-life oil and natural gas assets. The Company’s properties are located in the United States (“U.S.”), in the Mid-Continent, the Hugoton Basin, the Green River Basin, the Permian Basin, Michigan, Illinois, the Williston/Powder River Basin, California and east Texas.
Principles of Consolidation and Reporting
The condensed consolidated financial statements at March 31, 2013, and for the three months ended March 31, 2013, and March 31, 2012, are unaudited, but in the opinion of management include all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results for the interim periods. Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted under Securities and Exchange Commission (“SEC”) rules and regulations; as such, this report should be read in conjunction with the financial statements and notes in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. The results reported in these unaudited condensed consolidated financial statements should not necessarily be taken as indicative of results that may be expected for the entire year.
The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation. Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method. The Company’s other investment is accounted for at cost.
The condensed consolidated financial statements for previous periods include certain reclassifications that were made to conform to current presentation. Such reclassifications have no impact on previously reported net income (loss), unitholders’ capital or cash flows.
Use of Estimates
The preparation of the accompanying condensed consolidated financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. The estimates that are particularly significant to the financial statements include estimates of the Company’s reserves of oil, natural gas and natural gas liquids (“NGL”), future cash flows from oil and natural gas properties, depreciation, depletion and amortization, asset retirement obligations, certain revenues and operating expenses, fair values of commodity derivatives and fair values of assets acquired and liabilities assumed. As fair value is a market-based measurement, it is determined based on the assumptions that market participants would use. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.
Recently Issued Accounting Standards
In December 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU requires disclosure of both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The ASU is to be applied retrospectively and is effective for periods beginning on or after January 1, 2013. The Company adopted the ASU effective January 1, 2013. The adoption of the requirements of the ASU, which expanded disclosures, had no effect on the Company’s financial position or results of operations.

Basis of Presentation
Nature of Business
Linn Energy, LLC (“LINN Energy” or the “Company”) is an independent oil and natural gas company. LINN Energy’s mission is to acquire, develop and maximize cash flow from a growing portfolio of long-life oil and natural gas assets. The Company’s properties are located in the United States (“U.S.”), in the Mid-Continent, the Hugoton Basin, the Green River Basin, the Permian Basin, the Williston/Powder River Basin, Michigan, Illinois, California and east Texas.
Principles of Consolidation and Reporting
The condensed consolidated financial statements at June 30, 2013, and for the three months and six months ended June 30, 2013, and June 30, 2012, are unaudited, but in the opinion of management include all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results for the interim periods. Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted under Securities and Exchange Commission (“SEC”) rules and regulations; as such, this report should be read in conjunction with the financial statements and notes in the Company’s Annual Report on Form 10‑K for the year ended December 31, 2012. The results reported in these unaudited condensed consolidated financial statements should not necessarily be taken as indicative of results that may be expected for the entire year.
The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation. Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method. The Company’s other investment is accounted for at cost.
The condensed consolidated financial statements for previous periods include certain reclassifications that were made to conform to current presentation. Such reclassifications have no impact on previously reported net income (loss), unitholders’ capital or cash flows.
Use of Estimates
The preparation of the accompanying condensed consolidated financial statements in conformity with GAAP requires Company management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. The estimates that are particularly significant to the financial statements include estimates of the Company’s reserves of oil, natural gas and natural gas liquids (“NGL”), future cash flows from oil and natural gas properties, depreciation, depletion and amortization, asset retirement obligations, certain revenues and operating expenses, fair values of commodity derivatives and fair values of assets acquired and liabilities assumed. As fair value is a market-based measurement, it is determined based on the assumptions that market participants would use. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.
Recently Issued Accounting Standards
In December 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU requires disclosure of both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The ASU is to be applied retrospectively and is effective for periods beginning on or after January 1, 2013. The Company adopted the ASU effective January 1, 2013. The adoption of the requirements of the ASU, which expanded disclosures, had no effect on the Company’s financial position.

Basis of Presentation and Significant Accounting Policies
Nature of Business
Linn Energy, LLC (“LINN Energy” or the “Company”) is an independent oil and natural gas company that began operations in March 2003 and was formed as a Delaware limited liability company in April 2005. The Company completed its initial public offering (“IPO”) in January 2006 and its units representing limited liability company interests (“units”) are listed on the NASDAQ Global Select Market under the symbol “LINE.” LINN Energy’s mission is to acquire, develop and maximize cash flow from a growing portfolio of long-life oil and natural gas assets.
The Company’s properties are located in the United States (“U.S.”), in the Mid-Continent, the Hugoton Basin, the Green River Basin, the Permian Basin, Michigan, Illinois, the Williston/Powder River Basin, California and east Texas. Effective January 1, 2012, the Company realigned its existing regions. The realignment had no effect on the Company’s operations. The Company added the East Texas region in May 2012 and the Green River Basin region in July 2012, and currently has eight operating regions in the U.S.: Mid-Continent, which includes properties in Oklahoma, Louisiana and the eastern portion of the Texas Panhandle (including the Granite Wash and Cleveland horizontal plays); Hugoton Basin, which includes properties located primarily in Kansas and the Shallow Texas Panhandle; Green River Basin, which includes properties located in southwest Wyoming; Permian Basin, which includes areas in west Texas and southeast New Mexico; Michigan/Illinois, which includes the Antrim Shale formation in the northern part of Michigan and oil properties in southern Illinois; Williston/Powder River Basin, which includes the Bakken formation in North Dakota and the Powder River Basin in Wyoming; California, which includes the Brea Olinda Field of the Los Angeles Basin; and East Texas, which includes properties located in east Texas.
The operations of the Company are governed by the provisions of a limited liability company agreement executed by and among its members. The agreement includes specific provisions with respect to the maintenance of the capital accounts of each of the Company’s unitholders. Pursuant to applicable provisions of the Delaware Limited Liability Company Act (the “Delaware Act”) and the Third Amended and Restated Limited Liability Company Agreement of Linn Energy, LLC (the “LLC Agreement”), unitholders have no liability for the debts, obligations and liabilities of the Company, except as expressly required in the LLC Agreement or the Delaware Act. The Company will remain in existence unless and until dissolved in accordance with the terms of the LLC Agreement.
Principles of Consolidation and Reporting
The Company presents its financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation. Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method. The Company’s other investment is carried at cost.
The consolidated financial statements for previous periods include certain reclassifications that were made to conform to current presentation. Such reclassifications have no impact on previously reported net income (loss), unitholders’ capital or cash flows.
Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. The estimates that are particularly significant to the financial statements include estimates of the Company’s reserves of oil, natural gas and natural gas liquids (“NGL”), future cash flows from oil and natural gas properties, depreciation, depletion and amortization, asset retirement obligations, certain revenues and operating expenses, fair values of commodity and interest rate derivatives, if any, and fair values of assets acquired and liabilities assumed. As fair value is a market-based measurement, it is determined based on the assumptions that market participants would use. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuous changes in the economic environment will be reflected in the financial statements in future periods.
Recently Issued Accounting Standards
In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU requires disclosure of both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The ASU will be applied retrospectively and is effective for periods beginning on or after January 1, 2013. The Company is currently evaluating the impact, if any, of the adoption of this ASU on its consolidated financial statements and related disclosures.
In May 2011, the FASB issued an ASU that further addresses fair value measurement accounting and related disclosure requirements. The ASU clarifies the FASB’s intent regarding the application of existing fair value measurement and disclosure requirements, changes the fair value measurement requirements for certain financial instruments, and sets forth additional disclosure requirements for other fair value measurements. The ASU is to be applied prospectively and is effective for periods beginning after December 15, 2011. The Company adopted the ASU effective January 1, 2012. The adoption of the requirements of the ASU, which expanded disclosures, had no effect on the Company’s results of operations or financial position.
Cash Equivalents
For purposes of the consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents. Outstanding checks in excess of funds on deposit are included in “accounts payable and accrued expenses” on the consolidated balance sheets and are classified as financing activities on the consolidated statements of cash flows.
Accounts Receivable – Trade, Net
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses, current receivables aging, and existing industry and national economic data. The Company reviews its allowance for doubtful accounts monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectibility. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential recovery is remote. The balance in the Company’s allowance for doubtful accounts related to trade accounts receivable was approximately $450,000 at December 31, 2012, and $1 million at December 31, 2011.
Inventories
Materials, supplies and commodity inventories are valued at the lower of average cost or market.
Oil and Natural Gas Properties
Proved Properties
The Company accounts for oil and natural gas properties in accordance with the successful efforts method. In accordance with this method, all leasehold and development costs of proved properties are capitalized and amortized on a unit-of-production basis over the remaining life of the proved reserves and proved developed reserves, respectively.
The Company evaluates the impairment of its proved oil and natural gas properties on a field-by-field basis whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The carrying values of proved properties are reduced to fair value when the expected undiscounted future cash flows are less than net book value. The fair values of proved properties are measured using valuation techniques consistent with the income approach, converting future cash flows to a single discounted amount. Significant inputs used to determine the fair values of proved properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital rate. The underlying commodity prices embedded in the Company’s estimated cash flows are the product of a process that begins with New York Mercantile Exchange (“NYMEX”) forward curve pricing, adjusted for estimated location and quality differentials, as well as other factors that Company management believes will impact realizable prices. Costs of retired, sold or abandoned properties that constitute a part of an amortization base are charged or credited, net of proceeds, to accumulated depreciation, depletion and amortization unless doing so significantly affects the unit-of-production amortization rate, in which case a gain or loss is recognized currently. Gains or losses from the disposal of other properties are recognized currently. Expenditures for maintenance and repairs necessary to maintain properties in operating condition are expensed as incurred. Estimated dismantlement and abandonment costs are capitalized, net of salvage, at their estimated net present value and amortized on a unit-of-production basis over the remaining life of the related proved developed reserves. The Company capitalizes interest on borrowed funds related to its share of costs associated with the drilling and completion of new oil and natural gas wells. Interest is capitalized only during the periods in which these assets are brought to their intended use. The Company capitalized interest costs of approximately $2 million for the years ended December 31, 2012, and December 31, 2011, and approximately $1 million for the year ended December 31, 2010.
Impairment of Proved Properties
Based on the analysis described above, the Company recorded noncash impairment charges, before and after tax, of approximately $422 million associated with proved oil and natural gas properties related to lower commodity prices for the year ended December 31, 2012, and a noncash impairment charge, before and after tax, of approximately $39 million primarily associated with proved oil and natural gas properties related to an unfavorable marketing contract for the year ended December 31, 2010. The Company recorded no impairment charge for the year ended December 31, 2011. The carrying values of the impaired proved properties were reduced to fair value, estimated using inputs characteristic of a Level 3 fair-value measurement. The charges are included in “impairment of long-lived assets” on the consolidated statements of operations.
Unproved Properties
Costs related to unproved properties include costs incurred to acquire unproved reserves. Because these reserves do not meet the definition of proved reserves, the related costs are not classified as proved properties. The fair values of unproved properties are measured using valuation techniques consistent with the income approach, converting future cash flows to a single discounted amount. Significant inputs used to determine the fair values of unproved properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital rate. The market-based weighted average cost of capital rate is subjected to additional project-specific risking factors. Unproved leasehold costs are capitalized and amortized on a composite basis if individually insignificant, based on past success, experience and average lease-term lives. Individually significant leases are reclassified to proved properties if successful and expensed on a lease by lease basis if unsuccessful or the lease term expires. Unamortized leasehold costs related to successful exploratory drilling are reclassified to proved properties and depleted on a unit-of-production basis. The Company assesses unproved properties for impairment quarterly on the basis of its experience in similar situations and other factors such as the primary lease terms of the properties, the average holding period of unproved properties, and the relative proportion of such properties on which proved reserves have been found in the past.
Exploration Costs
Geological and geophysical costs, delay rentals, amortization and impairment of unproved leasehold costs and costs to drill exploratory wells that do not find proved reserves are expensed as exploration costs. The costs of any exploratory wells are carried as an asset if the well finds a sufficient quantity of reserves to justify its capitalization as a producing well and as long as the Company is making sufficient progress towards assessing the reserves and the economic and operating viability of the project. The Company recorded noncash leasehold impairment expenses related to unproved properties of approximately $2 million for the years ended December 31, 2012, and December 31, 2011, and approximately $5 million for the year ended December 31, 2010, which are included in “exploration costs” on the consolidated statements of operations.
Other Property and Equipment
Other property and equipment includes natural gas gathering systems, pipelines, buildings, software, data processing and telecommunications equipment, office furniture and equipment, and other fixed assets. These items are recorded at cost and are depreciated using the straight-line method based on expected lives ranging from three to 39 years for the individual asset or group of assets.
Revenue Recognition
Revenues representative of the Company’s ownership interest in its properties are presented on a gross basis on the consolidated statements of operations. Sales of oil, natural gas and NGL are recognized when the product has been delivered to a custody transfer point, persuasive evidence of a sales arrangement exists, the rights and responsibility of ownership pass to the purchaser upon delivery, collection of revenue from the sale is reasonably assured, and the sales price is fixed or determinable.
The Company has elected the entitlements method to account for natural gas production imbalances. Imbalances occur when the Company sells more or less than its entitled ownership percentage of total natural gas production. In accordance with the entitlements method, any amount received in excess of the Company’s share is treated as a liability. If the Company receives less than its entitled share, the underproduction is recorded as a receivable. At December 31, 2012, and December 31, 2011, the Company had natural gas production imbalance receivables of approximately $28 million and $19 million, respectively, which are included in “accounts receivable – trade, net” on the consolidated balance sheets and natural gas production imbalance payables of approximately $18 million and $9 million, respectively, which are included in “accounts payable and accrued expenses” on the consolidated balance sheets.
The Company engages in the purchase, gathering and transportation of third-party natural gas and subsequently markets such natural gas to independent purchasers under separate arrangements. As such, the Company separately reports third-party marketing sales and marketing expenses.
The Company generates electricity with excess natural gas, which it uses to serve certain of its operating facilities in Brea, California. Any excess electricity is sold to the California wholesale power market. This revenue is included in “other revenues” on the consolidated statements of operations.
Restricted Cash
Restricted cash of approximately $5 million and $4 million is included in “other noncurrent assets” on the consolidated balance sheets at December 31, 2012, and December 31, 2011, respectively, and represents cash the Company has deposited into a separate account and designated for asset retirement obligations in accordance with contractual agreements.
Derivative Instruments
The Company uses derivative financial instruments to reduce exposure to fluctuations in the prices of oil and natural gas. By removing a significant portion of the price volatility associated with future production, the Company expects to mitigate, but not eliminate, the potential effects of variability in cash flow from operations due to fluctuations in commodity prices. These transactions are primarily in the form of swap contracts and put options. In addition, the Company may from time to time enter into derivative contracts in the form of interest rate swaps to minimize the effects of fluctuations in interest rates. At December 31, 2012, the Company had no outstanding interest rate swap agreements.
Derivative instruments (including certain derivative instruments embedded in other contracts that require bifurcation) are recorded at fair value and included on the consolidated balance sheets as assets or liabilities. The Company did not designate these contracts as cash flow hedges; therefore, the changes in fair value of these instruments are recorded in current earnings. The Company uses certain pricing models to determine the fair value of its derivative financial instruments. Inputs to the pricing models include publicly available prices and forward price curves generated from a compilation of data gathered from third parties. Company management validates the data provided by third parties by understanding the pricing models used, obtaining market values from other pricing sources, analyzing pricing data in certain situations and confirming that those securities trade in active markets. See Note 7 and Note 8 for additional details about the Company’s derivative financial instruments.
Unit-Based Compensation
The Company recognizes expense for unit-based compensation over the requisite service period in an amount equal to the fair value of unit-based payments granted to employees and nonemployee directors. The fair value of unit-based payments, excluding liability awards, is computed at the date of grant and is not remeasured. The fair value of liability awards is remeasured at each reporting date through the settlement date with the change in fair value recognized as compensation expense over that period. The Company currently does not have any awards accounted for as liability awards.
The Company has made a policy decision to recognize compensation expense for service-based awards on a straight-line basis over the requisite service period for the entire award. See Note 5 for additional details about the Company’s accounting for unit-based compensation.
The benefit of tax deductions in excess of recognized compensation costs is required to be reported as financing cash flow rather than operating cash flow. This requirement reduces net operating cash flow and increases net financing cash flow in periods in which such tax benefit exists. The amount of the Company’s excess tax benefit is reported in “excess tax benefit from unit-based compensation” on the consolidated statements of unitholders’ capital.
Deferred Financing Fees
The Company incurred legal and bank fees related to the issuance of debt (see Note 6). At December 31, 2012, and December 31, 2011, net deferred financing fees of approximately $114 million and $94 million, respectively, are included in “other noncurrent assets” on the consolidated balance sheets. These debt issuance costs are amortized over the life of the debt agreement. Upon early retirement or amendment to the debt agreement, certain fees are written off to expense. For the years ended December 31, 2012, December 31, 2011, and December 31, 2010, amortization expense of approximately $13 million, $16 million and $17 million, respectively, is included in “interest expense, net of amounts capitalized” and approximately $8 million, $1 million and $2 million, respectively, was written off to “other, net” on the consolidated statements of operations.
Fair Value of Financial Instruments
The carrying values of the Company’s receivables, payables and Credit Facility (as defined in Note 6) are estimated to be substantially the same as their fair values at December 31, 2012, and December 31, 2011. See Note 6 for fair value disclosures related to the Company’s other outstanding debt. As noted above, the Company carries its derivative financial instruments at fair value. See Note 8 for details about the fair value of the Company’s derivative financial instruments.
Income Taxes
The Company is a limited liability company treated as a partnership for federal and state income tax purposes, with the exception of the state of Texas, in which income tax liabilities and/or benefits of the Company are passed through to unitholders. As such, with the exception of the state of Texas, the Company is not a taxable entity, it does not directly pay federal and state income tax and recognition has not been given to federal and state income taxes for the operations of the Company except as described below.
Limited liability companies are subject to Texas margin tax. Limited liability companies were also subject to state income taxes in the state of Michigan during 2011 and 2010. In addition, certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes, which are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. See Note 14 for detail of amounts recorded in the consolidated financial statements.

Acquisitions (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Business Acquisition [Line Items]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
Acquisitions, Joint-Venture Funding and Divestiture
For the three months ended March 31, 2013, the Company paid approximately $15 million towards the future funding commitment related to the joint-venture agreement it entered into with an affiliate of Anadarko Petroleum Corporation in April 2012. From inception of the agreement through March 31, 2013, the Company has funded approximately $217 million towards the total commitment of $400 million.
Acquisition – Pending
On February 20, 2013, LinnCo, LLC (“LinnCo”), an affiliate of LINN Energy, and Berry Petroleum Company (“Berry”) entered into a definitive merger agreement under which LinnCo would acquire all of the outstanding common shares of Berry. Under the terms of the agreement, Berry’s shareholders will receive 1.25 LinnCo common shares for each Berry common share they own. This transaction, which is expected to be a tax-free exchange to Berry’s shareholders, represents value of $46.2375 per common share, based on the closing price of LinnCo common shares on February 20, 2013, the last trading day before the public announcement.
The transaction has a preliminary value of approximately $4.4 billion, including the assumption of debt, and is expected to close by July 1, 2013, subject to approvals by Berry and LinnCo shareholders, LINN Energy unitholders and regulatory agencies. In connection with the proposed transaction described above, LinnCo will contribute Berry to LINN Energy in exchange for newly issued LINN Energy units, after which Berry will be an indirect wholly owned subsidiary of LINN Energy.
Acquisitions – 2012
On March 30, 2012, the Company completed the acquisition of certain oil and natural gas properties and the Jayhawk natural gas processing plant located in the Hugoton Basin in Kansas from BP America Production Company (“BP”). The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition date. The Company paid approximately $1.16 billion in total consideration for these properties. The transaction was financed primarily with proceeds from the March 2012 debt offering (see Note 6).
Divestiture – Pending
On April 3, 2013, the Company entered into, through one of its wholly owned subsidiaries, a definitive asset purchase and sale agreement, together with the Company’s partners, Panther Energy, LLC and Red Willow Mid-Continent, LLC, to sell its interests in certain oil and natural gas properties located in the Mid-Continent region (“Panther Properties”) to Midstates Petroleum Company, Inc. The sale price for the Company’s portion of its interests in the properties is approximately $220 million, subject to closing adjustments. The sale is anticipated to close on or about June 1, 2013, subject to closing conditions. There can be no assurance that all of the conditions to closing will be satisfied. The Company plans to use the net proceeds from the sale to repay borrowings under its Credit Facility, as defined in Note 6.
At March 31, 2013, the Panther Properties were classified as “assets held for sale” on the Company’s condensed consolidated balance sheet. Assets held for sale were recorded at the lesser of the carrying value or the fair value less costs to sell, which resulted in a write down of the carrying value of approximately $57 million for the three months ended March 31, 2013. The carrying value of the assets held for sale was reduced to fair value, estimated using Level 2 inputs consisting of the mutually agreed upon selling price the Company expects to receive upon the sale of these properties. The charge is included in “impairment of long-lived assets” on the condensed consolidated statement of operations.

Acquisitions, Joint-Venture Funding and Divestiture
For the six months ended June 30, 2013, the Company paid approximately $69 million, including interest, towards the future funding commitment related to the joint-venture agreement it entered into with an affiliate of Anadarko Petroleum Corporation (“Anadarko”) in April 2012. From inception of the agreement through June 30, 2013, the Company has funded approximately $270 million towards the total commitment of $400 million.
Acquisition – Pending
On February 20, 2013, LinnCo, LLC (“LinnCo”), an affiliate of LINN Energy, and Berry Petroleum Company (“Berry”) entered into a definitive merger agreement under which LinnCo would acquire all of the outstanding common shares of Berry. Under the terms of the agreement, Berry’s shareholders will receive 1.25 LinnCo common shares for each Berry common share they own. This transaction, which is expected to be a tax-free exchange to Berry’s shareholders, represents value of $46.2375 per common share, based on the closing price of LinnCo common shares on February 20, 2013, the last trading day before the public announcement.
In connection with the proposed transaction described above, LinnCo will contribute Berry to LINN Energy in exchange for newly issued LINN Energy units, after which Berry will be an indirect wholly owned subsidiary of LINN Energy. At February 21, 2013, the date of the public announcement, the transaction had a preliminary value of approximately $4.4 billion, including the assumption of approximately $1.7 billion of Berry’s debt. The transaction is subject to approvals by Berry and LinnCo shareholders, LINN Energy unitholders and regulatory agencies. Due to the pending SEC inquiry (see Note 16), the timing of closing this proposed transaction is uncertain.
Acquisitions – 2012
On May 1, 2012, the Company completed the acquisition of certain oil and natural gas properties located in east Texas. The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition date. The Company paid approximately $168 million in total consideration for these properties. The transaction was financed primarily with borrowings under the Company’s Credit Facility, as defined in Note 6.
On April 3, 2012, the Company entered into a joint-venture agreement (“Agreement”) with Anadarko whereby the Company will participate as a partner in the CO2 enhanced oil recovery development of the Salt Creek field, located in the Powder River Basin of Wyoming. Anadarko assigned the Company 23% of its interest in the field in exchange for future funding of $400 million of Anadarko’s development costs. The results of operations of these properties have been included in the condensed consolidated financial statements since the Agreement date.
On March 30, 2012, the Company completed the acquisition of certain oil and natural gas properties and the Jayhawk natural gas processing plant located in the Hugoton Basin in Kansas from BP America Production Company (“BP”). The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition date. The Company paid approximately $1.16 billion in total consideration for these properties. The transaction was financed primarily with proceeds from the March 2012 debt offering (see Note 6).
Divestiture – 2013
On May 31, 2013, the Company, through one of its wholly owned subsidiaries, together with the Company’s partners, Panther Energy, LLC and Red Willow Mid-Continent, LLC, completed the sale of its interests in certain oil and natural gas properties located in the Mid-Continent region (“Panther Properties”) to Midstates Petroleum Company, Inc. At March 31, 2013, the carrying value of the Panther Properties was reduced to fair value less costs to sell resulting in an impairment charge of approximately $57 million and the properties were classified as “assets held for sale.” On May 31, 2013, upon the completion of the sale, the Company recorded an adjustment of approximately $15 million to reduce the initial impairment charge recorded in March 2013 resulting in a total impairment charge of approximately $42 million for the six months ended June 30, 2013. Proceeds received for the Company’s portion of its interests in the properties were approximately $219 million, net of costs to sell of approximately $2 million. The Company used the net proceeds from the sale to repay borrowings under its Credit Facility, as defined in Note 6.

Acquistitions
Acquisitions
Acquisitions – 2012
On July 31, 2012, the Company completed the acquisition of certain oil and natural gas properties in the Jonah Field located in the Green River Basin of southwest Wyoming from BP America Production Company (“BP”). The Company paid approximately $990 million in total consideration for these properties. The transaction was financed with borrowings under the Company’s Credit Facility, as defined in Note 6.
On May 1, 2012, the Company completed the acquisition of certain oil and natural gas properties located in east Texas. The Company paid approximately $168 million in total consideration for these properties. The transaction was financed with borrowings under the Company’s Credit Facility.
On April 3, 2012, the Company entered into a joint-venture agreement (“JV Agreement”) with an affiliate of Anadarko Petroleum Corporation (“Anadarko”) whereby the Company participates as a partner in the CO2 enhanced oil recovery development of the Salt Creek Field, located in the Powder River Basin of Wyoming. Anadarko assigned the Company 23% of its interest in the field in exchange for future funding of $400 million of Anadarko’s development costs. The Company assigned approximately $392 million to the net assets acquired as of the JV Agreement date, which reflects an imputed discount of approximately $8 million on the future funding of this transaction. As of December 31, 2012, the Company has paid approximately $201 million towards the future funding commitment.
On March 30, 2012, the Company completed the acquisition of certain oil and natural gas properties and the Jayhawk natural gas processing plant located in the Hugoton Basin in Kansas from BP. The Company paid approximately $1.16 billion in total consideration for these properties. The transaction was financed primarily with proceeds from the March 2012 debt offering (see Note 6).
During 2012, the Company completed other smaller acquisitions of oil and natural gas properties located in its various operating regions. The Company, in the aggregate, paid approximately $122 million in total consideration for these properties.
These acquisitions were accounted for under the acquisition method of accounting. Accordingly, the Company conducted assessments of net assets acquired and recognized amounts for identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values, while transaction and integration costs associated with the acquisitions were expensed as incurred. The initial accounting for the business combinations is not complete and adjustments to provisional amounts, or recognition of additional assets acquired or liabilities assumed, may occur as more detailed analyses are completed and additional information is obtained about the facts and circumstances that existed as of the acquisition dates. The results of operations of all acquisitions have been included in the consolidated financial statements since the acquisition or JV Agreement dates.
The following presents the values assigned to the net assets acquired as of the acquisition dates (in thousands):

Assets:
Current	$12,215
Noncurrent	210,390
Oil and natural gas properties	2,701,385
Total assets acquired	$2,923,990

Liabilities:
Current	$223,114
Asset retirement obligations	63,663
Noncurrent	196,601
Total liabilities assumed	$483,378

Net assets acquired	$2,440,612

Current assets include receivables and inventory and noncurrent assets include other property and equipment. Current liabilities include payables, ad valorem taxes payable and environmental liabilities. Current liabilities and noncurrent liabilities, as of the JV Agreement date, consist of payables of approximately $195 million and $197 million, respectively, related to the future funding commitment associated with the Anadarko transaction discussed above. As of December 31, 2012, the Company has paid approximately $201 million towards this commitment.
The fair value measurements of assets acquired and liabilities assumed are based on inputs that are not observable in the market and therefore represent Level 3 inputs. The fair values of oil and natural gas properties and asset retirement obligations were measured using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation of oil and natural gas properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; (iv) estimated future cash flows; and (v) a market-based weighted average cost of capital rate. These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.
The revenues and expenses related to certain properties acquired from BP, Plains Exploration & Production Company (“Plains”), Panther Energy Company, LLC and Red Willow Mid-Continent, LLC (collectively referred to as “Panther”), SandRidge Exploration and Production, LLC (“SandRidge”) and an affiliate of Concho Resources Inc. (“Concho”) are included in the consolidated results of operations of the Company as of July 31, 2012 (BP Green River Basin acquisition), March 30, 2012 (BP Hugoton Basin acquisition), December 15, 2011 (Plains acquisition), June 1, 2011 (Panther acquisition), April 1, 2011 (SandRidge acquisition), and March 31, 2011 (Concho acquisition). The following unaudited pro forma financial information presents a summary of the Company’s consolidated results of operations for the years ended December 31, 2012, and December 31, 2011, assuming the acquisitions from BP had been completed as of January 1, 2011, and the acquisitions from Plains, Panther, SandRidge and Concho had been completed as of January 1, 2010, including adjustments to reflect the values assigned to the net assets acquired. The pro forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of these dates.

	Year Ended December 31,
	2012	2011
	(in thousands, except per unit amounts)

Total revenues and other	$1,937,620	$2,422,381
Total operating expenses	$1,900,231	$1,293,283
Net income (loss)	$(391,868)	$639,664

Net income (loss) per unit:
Basic	$(1.95)	$3.65
Diluted	$(1.95)	$3.64
Acquisitions – 2011 and 2010
The following is a summary of certain significant acquisitions completed by the Company during the years ended December 31, 2011, and December 31, 2010:

•
On December 15, 2011, the Company completed the acquisition of certain oil and natural gas properties located primarily in the Granite Wash of Texas and Oklahoma from Plains Exploration & Production Company for approximately $542 million.

•	On November 1, 2011, and November 18, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Permian Basin for approximately $110 million.

•
On June 1, 2011, the Company completed the acquisition of certain oil and natural gas properties in the Cleveland play, located in the Texas Panhandle, from Panther Energy Company, LLC and Red Willow Mid-Continent, LLC for approximately $224 million.

•	On May 2, 2011, and May 11, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Williston Basin for approximately $153 million.

•
On April 1, 2011, and April 5, 2011, the Company completed two acquisitions of certain oil and natural gas properties located in the Permian Basin, including properties from SandRidge Exploration and Production, LLC for approximately $239 million.

•
On March 31, 2011, the Company completed the acquisition of certain oil and natural gas properties located in the Williston Basin from an affiliate of Concho Resources Inc. for approximately $192 million.

•
On November 16, 2010, the Company completed the acquisition of certain oil and natural gas properties located in the Wolfberry trend of the Permian Basin from Element Petroleum, LP for approximately $118 million.

•
On October 14, 2010, the Company completed two acquisitions of certain oil and natural gas properties located in the Wolfberry trend of the Permian Basin from Crownrock, LP and Patriot Resources Partners LLC for approximately $260 million.

•
On August 16, 2010, the Company completed the acquisition of certain oil and natural gas properties located in the Permian Basin from Crownrock, LP and Element Petroleum, LP for approximately $95 million.

•
On May 27, 2010, the Company completed the acquisition of interests in Henry Savings LP and Henry Savings Management LLC that primarily hold oil and natural gas properties located in the Permian Basin for approximately $323 million.

•
On April 30, 2010, the Company completed the acquisition of interests in two wholly owned subsidiaries of HighMount Exploration & Production LLC that hold oil and natural gas properties in the Antrim Shale located in northern Michigan for approximately $327 million.

•
On January 29, 2010, the Company completed the acquisition of certain oil and natural gas properties located in the Anadarko Basin in Oklahoma and Kansas and the Permian Basin in Texas and New Mexico from certain affiliates of Merit Energy Company for approximately $151 million.

Oil and Natural Gas Properties (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Linn Energy, LLC [Member]
Reserve Quantities [Line Items]
Oil and Natural Gas Properties
Oil and Natural Gas Properties
Oil and Natural Gas Capitalized Costs
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	March 31, 2013	December 31, 2012
	(in thousands)
Proved properties:
Leasehold acquisition	$8,464,014	$8,603,888
Development	2,707,884	2,553,127
Unproved properties	374,202	454,315
	11,546,100	11,611,330
Less accumulated depletion and amortization	(2,174,273)	(2,025,656)
	$9,371,827	$9,585,674

Oil and Natural Gas Properties
Oil and Natural Gas Capitalized Costs
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	June 30, 2013	December 31, 2012
	(in thousands)
Proved properties:
Leasehold acquisition	$8,466,258	$8,603,888
Development	3,015,279	2,553,127
Unproved properties	384,552	454,315
	11,866,089	11,611,330
Less accumulated depletion and amortization	(2,358,158)	(2,025,656)
	$9,507,931	$9,585,674

Unitholders' Capital / Capitalization	3 Months Ended	6 Months Ended	8 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]
Class of Stock [Line Items]
Unitholders' Capital / Capitalization
Capitalization
LinnCo’s authorized capital structure consists of two classes of interests: (1) shares with limited voting rights and (2) voting shares, 100% of which are currently held by LINN Energy. At March 31, 2013, LinnCo’s issued capitalization consisted of $1.2 billion in shares and $1,000 contributed by LINN Energy in connection with LinnCo’s formation and in exchange for its voting share. LinnCo is authorized to issue an unlimited number of shares and voting shares. Additional classes of equity interests may be created upon approval by the Board and the holders of a majority of the outstanding shares and voting shares, voting as separate classes.
Acquisition of Berry – Pending
On February 20, 2013, LinnCo and Berry entered into a definitive merger agreement under which LinnCo would acquire all of the outstanding common shares of Berry. Under the terms of the agreement, Berry’s shareholders will receive 1.25 LinnCo common shares for each Berry common share they own. This transaction, which is expected to be a tax-free exchange to Berry’s shareholders, represents value of $46.2375 per common share, based on the closing price of LinnCo common shares on February 20, 2013, the last trading day before public announcement.
The transaction has a preliminary value of approximately $4.4 billion, including the assumption of debt, and is expected to close by July 1, 2013, subject to approvals by Berry and LinnCo shareholders, LINN Energy unitholders and regulatory agencies. In connection with the proposed transaction described above, LinnCo will contribute Berry to LINN Energy in exchange for newly issued LINN Energy units, after which Berry will be an indirect wholly owned subsidiary of LINN Energy.

Capitalization
LinnCo’s authorized capital structure consists of two classes of interests: (1) shares with limited voting rights and (2) voting shares, 100% of which are currently held by LINN Energy. At June 30, 2013, LinnCo’s issued capitalization consisted of $1.2 billion in shares and $1,000 contributed by LINN Energy in connection with LinnCo’s formation and in exchange for its voting share. LinnCo is authorized to issue an unlimited number of shares and voting shares. Additional classes of equity interests may be created upon approval by the Board and the holders of a majority of the outstanding shares and voting shares, voting as separate classes.
Acquisition of Berry – Pending
On February 20, 2013, LinnCo and Berry entered into a definitive merger agreement under which LinnCo would acquire all of the outstanding common shares of Berry. Under the terms of the agreement, Berry’s shareholders will receive 1.25 LinnCo common shares for each Berry common share they own. This transaction, which is expected to be a tax-free exchange to Berry’s shareholders, represents value of $46.2375 per common share, based on the closing price of LinnCo common shares on February 20, 2013, the last trading day before the public announcement.
At February 21, 2013, the date of the public announcement, the transaction had a preliminary value of approximately $4.4 billion, including the assumption of approximately $1.7 billion of Berry’s debt. The transaction is subject to approvals by Berry and LinnCo shareholders, LINN Energy unitholders and regulatory agencies. Due to the pending SEC inquiry (see Note 9), the timing of the proposed transaction closing is uncertain. In connection with the proposed transaction described above, LinnCo will contribute Berry to LINN Energy in exchange for newly issued LINN Energy units, after which Berry will be an indirect wholly owned subsidiary of LINN Energy.

Capitalization
LinnCo’s authorized capital structure consists of two classes of interests: (1) shares with limited voting rights and (2) voting shares, 100% of which are currently held by LINN Energy. At December 31, 2012, LinnCo’s issued capitalization consisted of $1.2 billion in shares and $1,000 contributed by LINN Energy in connection with LinnCo’s formation and in exchange for its voting share. LinnCo is authorized to issue an unlimited number of shares and voting shares. Additional classes of equity interests may be created upon approval by the Board and the holders of a majority of the outstanding shares and voting shares, voting as separate classes.
On October 17, 2012, LinnCo issued shares for cash to the public as discussed in Note 3, and used all of the net proceeds, after deducting the underwriting discount and structuring fee, to purchase a number of units from LINN Energy equal to the number of LinnCo shares issued and sold. LinnCo’s limited liability company agreement requires it to maintain a one-to-one ratio between the number of LinnCo shares outstanding and the number of LINN Energy units it owns. When LINN Energy makes distributions on its units, LinnCo will pay a dividend on its shares equal to the amount of cash received from LINN Energy with respect to the LINN Energy units owned by LinnCo, net of reserves for income taxes payable by LinnCo.

Unitholders’ Capital
Public Offering of Units
In January 2012, the Company sold 19,550,000 units representing limited liability company interests at $35.95 per unit ($34.512 per unit, net of underwriting discount) for net proceeds of approximately $674 million (after underwriting discount and offering expenses of approximately $28 million). The Company used the net proceeds from the sale of these units to repay a portion of the outstanding indebtedness under its Credit Facility.
Equity Distribution Agreement
The Company has an equity distribution agreement pursuant to which it may from time to time issue and sell units representing limited liability company interests having an aggregate offering price of up to $500 million. Sales of units, if any, will be made through a sales agent by means of ordinary brokers’ transactions, in block transactions, or as otherwise agreed with the agent. The Company expects to use the net proceeds from any sale of the units for general corporate purposes, which may include, among other things, capital expenditures, acquisitions and the repayment of debt.
In January 2012, the Company, under its equity distribution agreement, issued and sold 1,539,651 units representing limited liability company interests at an average unit price of $38.02 for proceeds of approximately $57 million (net of approximately $2 million in commissions and professional service expenses). The Company used the net proceeds for general corporate purposes, including the repayment of a portion of the indebtedness outstanding under its Credit Facility. At March 31, 2013, units equaling approximately $411 million in aggregate offering price remained available to be issued and sold under the agreement.
Distributions
Under the Company’s limited liability company agreement, the Company’s unitholders are entitled to receive a quarterly distribution of available cash to the extent there is sufficient cash from operations after establishment of cash reserves and payment of fees and expenses. Distributions paid by the Company are presented on the condensed consolidated statement of unitholders’ capital and the condensed consolidated statements of cash flows. On April 23, 2013, the Company’s Board of Directors declared a cash distribution of $0.725 per unit with respect to the first quarter of 2013. The distribution, totaling approximately $171 million, will be paid on May 15, 2013, to unitholders of record as of the close of business on May 8, 2013.

Unitholders’ Capital
Public Offering of Units
In January 2012, the Company sold 19,550,000 units representing limited liability company interests at $35.95 per unit ($34.512 per unit, net of underwriting discount) for net proceeds of approximately $674 million (after underwriting discount and offering expenses of approximately $28 million). The Company used the net proceeds from the sale of these units to repay a portion of the outstanding indebtedness under its Credit Facility.
Equity Distribution Agreement
The Company has an equity distribution agreement pursuant to which it may from time to time issue and sell units representing limited liability company interests having an aggregate offering price of up to $500 million. Sales of units, if any, will be made through a sales agent by means of ordinary brokers’ transactions, in block transactions, or as otherwise agreed with the agent. The Company expects to use the net proceeds from any sale of the units for general corporate purposes, which may include, among other things, capital expenditures, acquisitions and the repayment of debt.
In January 2012, the Company, under its equity distribution agreement, issued and sold 1,539,651 units representing limited liability company interests at an average unit price of $38.02 for proceeds of approximately $57 million (net of approximately $2 million in commissions and professional service expenses). The Company used the net proceeds for general corporate purposes, including the repayment of a portion of the indebtedness outstanding under its Credit Facility. At June 30, 2013, units equaling approximately $411 million in aggregate offering price remained available to be issued and sold under the agreement.
Distributions
Under the Company’s limited liability company agreement, the Company’s unitholders are entitled to receive a distribution of available cash, which includes cash on hand plus borrowings less any reserves established by the Board of Directors to provide for the proper conduct of the Company’s business (including reserves for future capital expenditures, including drilling, acquisitions and anticipated future credit needs) or to fund distributions over the next four quarters. Distributions paid by the Company are presented on the condensed consolidated statement of unitholders’ capital and the condensed consolidated statements of cash flows. In April 2013, the Company’s Board of Directors approved a change in its distribution policy that provides a distribution with respect to any quarter may be made, at the discretion of the Board of Directors, (i) within 45 days following the end of each quarter or (ii) in three equal installments within 15, 45 and 75 days following the end of each quarter. On July 1, 2013, the Company’s Board of Directors declared a cash distribution of $0.725 per unit with respect to the second quarter of 2013, to be paid in three equal monthly installments of $0.2416 per unit. The first monthly distribution, totaling approximately $57 million, was paid on July 15, 2013, to unitholders of record as of the close of business on July 10, 2013.

Unitholders’ Capital
LinnCo Initial Public Offering
On October 17, 2012, LinnCo, LLC (“LinnCo”), an affiliate of LINN Energy, completed its initial public offering (the “LinnCo IPO”) of 34,787,500 common shares representing limited liability company interests to the public at a price of $36.50 per share ($34.858 per share, net of underwriting discount and structuring fee) for net proceeds of approximately $1.2 billion (after underwriting discount and structuring fee of approximately $57 million). The net proceeds LinnCo received from the offering were used to acquire 34,787,500 LINN Energy units which are equal to the number of LinnCo shares sold in the offering. The Company used the proceeds from the sale of the units to LinnCo to pay the expenses of the offering and repay a portion of the outstanding indebtedness under its Credit Facility.
Public Offering of Units
In January 2012, the Company sold 19,550,000 units representing limited liability company interests at $35.95 per unit ($34.512 per unit, net of underwriting discount) for net proceeds of approximately $674 million (after underwriting discount and offering expenses of approximately $28 million). The Company used the net proceeds from the sale of these units to repay a portion of the outstanding indebtedness under its Credit Facility.
In March 2011, the Company sold 16,726,067 units representing limited liability company interests at $38.80 per unit ($37.248 per unit, net of underwriting discount) for net proceeds of approximately $623 million (after underwriting discount and offering expenses of approximately $26 million). The Company used a portion of the net proceeds from the sale of these units to fund the March 2011 redemptions of a portion of the outstanding 2017 Senior Notes and 2018 Senior Notes and to fund the cash tender offers and related expenses for a portion of the remaining 2017 Senior Notes and 2018 Senior Notes (see Note 6). The Company used the remaining net proceeds from the sale of units to finance a portion of the March 31, 2011, acquisition in the Williston/Powder Basin region.
In December 2010, the Company sold 11,500,000 units representing limited liability company interests at $35.92 per unit ($34.48 per unit, net of underwriting discount) for net proceeds of approximately $396 million (after underwriting discount and offering expenses of approximately $17 million). The Company used the net proceeds from the sale of these units to repay all outstanding indebtedness under its Credit Facility and for other general corporate purposes, including the partial notes redemption (see Note 6).
In March 2010, the Company sold 17,250,000 units representing limited liability company interests at $25.00 per unit ($24.00 per unit, net of underwriting discount) for net proceeds of approximately $414 million (after underwriting discount and offering expenses of approximately $17 million). The Company used a portion of the net proceeds from the sale of these units to finance the HighMount acquisition.
Equity Distribution Agreement
In August 2011, the Company entered into an equity distribution agreement, pursuant to which it may from time to time issue and sell units representing limited liability company interests having an aggregate offering price of up to $500 million. In connection with entering into the agreement, the Company incurred expenses of approximately $423,000. Sales of units, if any, will be made through a sales agent by means of ordinary brokers’ transactions, in block transactions, or as otherwise agreed with the agent. The Company expects to use the net proceeds from any sale of the units for general corporate purposes, which may include, among other things, capital expenditures, acquisitions and the repayment of debt.
In January 2012, the Company, under its equity distribution agreement, issued and sold 1,539,651 units representing limited liability company interests at an average unit price of $38.02 for proceeds of approximately $57 million (net of approximately $1 million in commissions). In connection with the issue and sale of these units, the Company also incurred professional service expenses of approximately $700,000. The Company used the net proceeds for general corporate purposes, including the repayment of a portion of the indebtedness outstanding under its Credit Facility. At December 31, 2012, units equaling approximately $411 million in aggregate offering price remained available to be issued and sold under the agreement.
In September 2011, the Company, under its equity distribution agreement, issued and sold 16,060 units representing limited liability company interests at an average unit price of $38.25 for proceeds of approximately $602,000 (net of approximately $12,000 in commissions). In December 2011, the Company issued and sold 772,104 units representing limited liability company interests at an average unit price of $38.03 for proceeds of approximately $29 million (net of approximately $587,000 in commissions). In connection with the issue and sale of these units, the Company also incurred professional service expenses of approximately $139,000. The Company used the net proceeds for general corporate purposes, including the repayment of a portion of the indebtedness outstanding under its Credit Facility.
Unit Repurchase Plan
In October 2008, the Board of Directors of the Company authorized the repurchase of up to $100 million of the Company’s outstanding units from time to time on the open market or in negotiated purchases. During the year ended December 31, 2011, 529,734 units were repurchased at an average unit price of $32.76 for a total cost of approximately $17 million. During the year ended December 31, 2010, 486,700 units were repurchased at an average unit price of $23.79 for a total cost of approximately $12 million. All units were subsequently canceled.
No units were repurchased by the Company during the year ended December 31, 2012. At December 31, 2012, approximately $56 million was available for unit repurchase under the program. The timing and amounts of any such repurchases are at the discretion of management, subject to market conditions and other factors, and in accordance with applicable securities laws and other legal requirements. The repurchase plan does not obligate the Company to acquire any specific number of units and may be discontinued at any time. Units are repurchased at fair market value on the date of repurchase.
Other Issuance and Cancellation of Units
During the year ended December 31, 2010, the Company purchased 9,055 units for approximately $300,000 in conjunction with units received by the Company for the payment of minimum withholding taxes due on units issued under its equity compensation plan (see Note 5). All units were subsequently canceled. The Company purchased no units for this purpose during the years ended December 31, 2012, and December 31, 2011.
Distributions
Under the LLC Agreement, Company unitholders are entitled to receive a quarterly distribution of available cash to the extent there is sufficient cash from operations after establishment of cash reserves and payment of fees and expenses. Distributions paid by the Company are presented on the consolidated statements of unitholders’ capital. On January 24, 2013, the Company’s Board of Directors declared a cash distribution of $0.725 per unit with respect to the fourth quarter of 2012. The distribution, totaling approximately $170 million, was paid on February 14, 2013, to unitholders of record as of the close of business on February 7, 2013.

Business and Credit Concentrations (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Concentration Risk [Line Items]
Concentration Risk Disclosure
Business and Credit Concentrations
Cash
The Company maintains its cash in bank deposit accounts which at times may exceed federally insured amounts. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on its cash.
Revenue and Trade Receivables
The Company has a concentration of customers who are engaged in oil and natural gas purchasing, transportation and/or refining within the U.S. This concentration of customers may impact the Company’s overall exposure to credit risk, either positively or negatively, in that the customers may be similarly affected by changes in economic or other conditions. The Company’s customers consist primarily of major oil and natural gas purchasers and the Company generally does not require collateral since it has not experienced significant credit losses on such sales. The Company routinely assesses the recoverability of all material trade and other receivables to determine collectibility (see Note 1).
For the year ended December 31, 2012, the Company’s two largest customers represented approximately 12% and 11%, respectively, of the Company’s sales. For the year ended December 31, 2011, the Company’s three largest customers represented approximately 13%, 10% and 10%, respectively, of the Company’s sales. For the year ended December 31, 2010, the Company’s three largest customers represented approximately 17%, 14% and 13%, respectively, of the Company’s sales.
At December 31, 2012, trade accounts receivable from two customers represented approximately 21% and 11%, respectively, of the Company’s receivables. At December 31, 2011, trade accounts receivable from three customers represented approximately 12%, 10% and 10%, respectively, of the Company’s receivables.

Business (Notes)	3 Months Ended	6 Months Ended	8 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business
Business
In October 2012, LinnCo completed its initial public offering (“IPO”). At no time after LinnCo’s formation and prior to the IPO did LinnCo have any operations or own any interest in LINN Energy. After the IPO and as of March 31, 2013, LinnCo’s sole purpose was to own LINN Energy units and it had no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry (see Note 2), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy.

Business
In October 2012, LinnCo completed its IPO. At no time after LinnCo’s formation and prior to the IPO did LinnCo have any operations or own any interest in LINN Energy. After the IPO and as of June 30, 2013, LinnCo’s sole purpose was to own LINN Energy units and it had no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry (see Note 2), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy.

Business
On October 11, 2012, the Securities and Exchange Commission declared effective a registration statement with respect to an IPO of LinnCo’s shares. On October 17, 2012, the Company closed the IPO of 34,787,500 shares to the public at a price of $36.50 per share ($34.858 per share, net of underwriting discount and structuring fee) for net proceeds of approximately $1.2 billion (after underwriting discount and structuring fee of approximately $57 million). The net proceeds from the IPO were used to acquire 34,787,500 LINN Energy units which are equal to the number of LinnCo shares sold in the offering. As of December 31, 2012, in addition to underwriting discount and structuring fee, the Company had also incurred approximately $3 million of other costs related to the offering.
At no time after LinnCo’s formation and prior to the IPO did LinnCo have any operations or own any interest in LINN Energy. After the IPO and as of December 31, 2012, LinnCo’s sole purpose was to own LINN Energy units and it expected to have no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry Petroleum Company (see Note 8), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy.

Summarized Financial Information for Linn Energy, LLC (Notes)	3 Months Ended	6 Months Ended	8 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information for Linn Energy, LLC
Summarized Financial Information for Linn Energy, LLC
Following is summarized statement of operations and balance sheet information for LINN Energy. Additional information on LINN Energy’s results of operations and financial position are contained in its Quarterly Report on Form 10-Q for the three months ended March 31, 2013, which is included in this filing as Exhibit 99.1 and incorporated herein by reference.
Summarized Linn Energy, LLC Statement of Operations Information

Three Months Ended March 31, 2013
(in thousands)

Revenues and other	$369,060
Expenses	(481,407)
Other income and (expenses)	(102,002)
Income tax expense	(7,536)
Net loss	$(221,885)

Summarized Linn Energy, LLC Balance Sheet Information

March 31, 2013
(in thousands)

Current assets	$799,481
Noncurrent assets	10,420,344
11,219,825
Current liabilities	816,854
Noncurrent liabilities	6,357,535
Unitholders’ capital	$4,045,436

Summarized Financial Information for Linn Energy, LLC
Following is summarized statements of operations and balance sheet information for LINN Energy. Additional information on LINN Energy’s results of operations and financial position are contained in its Quarterly Report on Form 10-Q for the quarter ended June 30, 2013, which is included in this filing as Exhibit 99.1 and incorporated herein by reference.
Summarized Linn Energy, LLC Statements of Operations Information

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
	(in thousands)

Revenues and other	$838,825	$1,207,885
Expenses	(384,581)	(865,988)
Other income and (expenses)	(110,216)	(212,218)
Income tax (expense) benefit	1,129	(6,407)
Net income	$345,157	$123,272

Summarized Linn Energy, LLC Balance Sheet Information

June 30, 2013
(in thousands)

Current assets	$691,380
Noncurrent assets	10,739,614
11,430,994
Current liabilities	777,257
Noncurrent liabilities	6,422,205
Unitholders’ capital	$4,231,532

Summarized Financial Information for Linn Energy, LLC
Following is summarized statement of operations and balance sheet information for LINN Energy. Additional information on LINN Energy’s results of operations and financial position are contained in its Annual Report on Form 10-K for the year ended December 31, 2012, which is included in this filing as Exhibit 99.1 and incorporated herein by reference.
Summarized Linn Energy, LLC Statement of Operations Information

October 17, 2012 To December 31, 2012
(in thousands)

Revenues and other	$604,701
Expenses	(578,170)
Other income and (expenses)	(85,464)
Income tax benefit	1,697
Net loss	$(57,236)

Summarized Linn Energy, LLC Balance Sheet Information

December 31, 2012
(in thousands)

Current assets	$811,428
Noncurrent assets	10,639,810
11,451,238
Current liabilities	823,132
Noncurrent liabilities	6,200,926
Unitholders’ capital	$4,427,180

Unit-Based Compensation and Other Benefit Plans (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Unit-Based Compensation
During the three months ended March 31, 2013, the Company granted 612,240 restricted units and 105,530 phantom units to employees, primarily as part of its annual review of its nonexecutive employees’ compensation, with an aggregate fair value of approximately $27 million. The restricted units and phantom units vest over three years. A summary of unit-based compensation expenses included on the condensed consolidated statements of operations is presented below:

	Three Months Ended March 31,
	2013	2012
	(in thousands)

General and administrative expenses	$9,865	$7,622
Lease operating expenses	1,397	549
Total unit-based compensation expenses	$11,262	$8,171
Income tax benefit	$4,161	$3,019

Unit-Based Compensation
During the six months ended June 30, 2013, the Company granted 652,840 restricted units and 105,530 phantom units to employees, primarily as part of its annual review of its nonexecutive employees’ compensation, with an aggregate fair value of approximately $29 million. The restricted units and phantom units vest over three years. A summary of unit-based compensation expenses included on the condensed consolidated statements of operations is presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in thousands)

General and administrative expenses	$7,136	$6,289	$17,001	$13,911
Lease operating expenses	1,177	374	2,574	923
Total unit-based compensation expenses	$8,313	$6,663	$19,575	$14,834
Income tax benefit	$3,072	$2,462	$7,233	$5,481

Unit-Based Compensation and Other Benefit Plans
Unit-Based Compensation and Other Benefit Plans
Incentive Plan Summary
The Linn Energy, LLC Amended and Restated Long-Term Incentive Plan, as amended (the “Plan”), originally became effective in December 2005. The Plan, which is administered by the Compensation Committee of the Board of Directors (“Compensation Committee”), permits granting unit grants, unit options, restricted units, phantom units and unit appreciation rights to employees, consultants and nonemployee directors under the terms of the Plan. The unit options and restricted units vest ratably over three years. The contractual life of unit options is 10 years.
The Plan limits the number of units that may be delivered pursuant to awards to 12.2 million units. The Board of Directors and the Compensation Committee have the right to alter or amend the Plan or any part of the Plan from time to time, including increasing the number of units that may be granted, subject to unitholder approval as required by the exchange upon which the units are listed at that time. However, no change in any outstanding grant may be made that would materially reduce the benefits to the participant without the consent of the participant.
Upon exercise or vesting of an award of units, or an award settled in units, the Company will issue new units, acquire units on the open market or directly from any person, or use any combination of the foregoing, at the Compensation Committee’s discretion. If the Company issues new units upon exercise or vesting of an award, the total number of units outstanding will increase. To date, the Company has issued awards of unit grants, unit options, restricted units and phantom units. The Plan provides for all of the following types of awards:
Unit Grants – A unit grant is a unit that vests immediately upon issuance.
Unit Options – A unit option is a right to purchase a unit at a specified price at terms determined by the Compensation Committee. Unit options will have an exercise price that will not be less than the fair market value of the units on the date of grant, and in general, will become exercisable over a vesting period but may accelerate upon a change in control of the Company. If a grantee’s employment or service relationship terminates for any reason other than death, the grantee’s unvested unit options will be automatically forfeited unless the option agreement or the Compensation Committee provides otherwise.
Restricted Units – A restricted unit is a unit that vests over a period of time and that during such time is subject to forfeiture, and may contain such terms as the Compensation Committee shall determine. The Company intends the restricted units under the Plan to serve as a means of incentive compensation for performance and not primarily as an opportunity to participate in the equity appreciation of its units. Therefore, Plan participants will not pay any consideration for the restricted units they receive. If a grantee’s employment or service relationship terminates for any reason other than death, the grantee’s unvested restricted units will be automatically forfeited unless the Compensation Committee or the terms of the award agreement provide otherwise.
Phantom Units/Unit Appreciation Rights – These awards may be settled in units, cash or a combination thereof. Such grants contain terms as determined by the Compensation Committee, including the period or terms over which phantom units vest. If a grantee’s employment or service relationship terminates for any reason other than death or retirement, the grantee’s phantom units or unit appreciation rights will be automatically forfeited unless, and to the extent, the Compensation Committee or the terms of the award agreement provide otherwise. Upon death or retirement, as defined in the Plan, a participant’s phantom units vest in full unless the terms of the award agreement provide otherwise. While phantom units require no payment from the grantee, unit appreciation rights will have an exercise price that will not be less than the fair market value of the units on the date of grant. At December 31, 2012, the Company had 36,784 phantom units issued and outstanding. To date, the Company has not issued unit appreciation rights.
Securities Authorized for Issuance Under the Plan
As of December 31, 2012, approximately 4.6 million units were issuable under the Plan pursuant to outstanding award or other agreements, and 769,316 additional units were reserved for future issuance under the Plan.
Accounting for Unit-Based Compensation
The Company recognizes as expense, beginning at the grant date, the fair value of unit options and other equity-based compensation issued to employees and nonemployee directors. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period using the straight-line method in the Company’s consolidated statements of operations. A summary of unit-based compensation expenses included on the consolidated statements of operations is presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

General and administrative expenses	$27,641	$21,131	$13,450
Lease operating expenses	1,892	1,112	342
Total unit-based compensation expenses	$29,533	$22,243	$13,792

Income tax benefit	$10,912	$8,219	$5,096

Restricted/Unrestricted Units
The fair value of unrestricted unit grants and restricted units issued is determined based on the fair market value of the Company units on the date of grant. A summary of the status of the nonvested units as of December 31, 2012, is presented below:

	Number of Nonvested Units	Weighted Average Grant-Date Fair Value

Nonvested units at December 31, 2011	1,859,662	$31.54
Granted	1,046,590	$37.42
Vested	(875,877)	$27.20
Forfeited	(77,244)	$34.34
Nonvested units at December 31, 2012	1,953,131	$36.16
The weighted average grant-date fair value of unrestricted unit grants and restricted units granted was $38.54 and $25.89 during the years ended December 31, 2011, and December 31, 2010, respectively. The total fair value of units that vested was approximately $24 million, $13 million and $14 million for the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively. As of December 31, 2012, there was approximately $35 million of unrecognized compensation cost related to nonvested restricted units. The cost is expected to be recognized over a weighted average period of approximately 1.6 years .
In January 2013, the Company granted 612,240 restricted units and 105,530 phantom units as part of its annual review of its nonexecutive employees’ compensation.
Changes in Unit Options and Unit Options Outstanding
The following provides information related to unit option activity for the year ended December 31, 2012:

	Number of Units Underlying Options	Weighted Average Exercise Price Per Unit	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value in Millions

Outstanding at December 31, 2011	1,409,993	$22.14	5.83	$22
Granted	3,400,000	$40.01
Exercised	(167,188)	$21.65
Outstanding at December 31, 2012	4,642,805	$35.25	6.28	$16

Exercisable at December 31, 2012	1,242,805	$22.21	4.93	$16
During the year ended December 31, 2012, the weighted average grant-date fair value of unit options granted was $5.31. No unit options were granted during the years ended December 31, 2011, or December 31, 2010. The total intrinsic value of unit options exercised was approximately $3 million, $5 million and $2 million, during the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively. The Company received approximately $4 million from the exercise of unit options during the year ended December 31, 2012. No unit options expired during the years ended December 31, 2012, December 31, 2011, or December 31, 2010. As of December 31, 2012, total unrecognized compensation cost related to nonvested unit options was approximately $15 million. The cost is expected to be recognized over a weighted average period of approximately 3.1 years.
The fair value of unit-based compensation for unit options was estimated on the date of grant using a Black-Scholes pricing model based on certain assumptions. That value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction. The Company’s determination of the fair value of unit-based payment awards is affected by the Company’s unit price as well as assumptions regarding a number of complex and subjective variables. The Company’s employee unit options have various restrictions including vesting provisions and restrictions on transfers and hedging, among others, and often are expected to be exercised prior to their contractual maturity.
Expected volatilities used in the estimation of fair value of the 2012 unit option grants have been determined using available volatility data for the Company. Expected volatilities used in the estimation of fair value of unit options granted in previous years were determined using available volatility data for the Company as well as an average of volatility computations of other identified peer companies in the oil and natural gas industry. Expected distributions are estimated based on the Company’s distribution rate at the date of grant. Forfeitures are estimated using historical Company data and are revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. The risk-free rate for periods within the expected term of the unit option is based on the U.S. Treasury yield curve in effect at the time of grant. Historical data of the Company is used to estimate expected term. All employees granted awards have been determined to have similar behaviors for purposes of determining the expected term used to estimate fair value. The fair values of the 2012 unit option grants were based upon the following assumptions:

2012

Expected volatility	34.10%
Expected distributions	7.25%
Risk-free rate	0.67%
Expected term	5 years

Nonemployee Grants
In 2007, the Company granted an aggregate 150,000 unit warrants to certain individuals in connection with an acquisition transition services agreement. The unit warrants, 15,000 of which remain outstanding, have an exercise price of $25.50 per unit warrant, are fully exercisable at December 31, 2012, and expire 10 years from the date of issuance. During the year ended December 31, 2012, 135,000 unit warrants were exercised, and the Company received approximately $3 million from these exercises.
Defined Contribution Plan
The Company sponsors a 401(k) defined contribution plan for eligible employees. Company contributions to the 401(k) plan consist of a discretionary matching contribution equal to 100% of the first 6% of eligible compensation contributed by the employee on a before-tax basis. The Company contributed approximately $5 million, $4 million and $3 million during the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively, to the 401(k) plan’s trustee account. The 401(k) plan funds are held in a trustee account on behalf of the plan participants.

Debt (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Debt Instrument [Line Items]
Debt
Debt
The following summarizes debt outstanding:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,335	$1,335	$1,180	$1,180
11.75% senior notes due 2017	41	44	41	44
9.875% senior notes due 2018	14	15	14	15
6.50% senior notes due May 2019	750	782	750	755
6.25% senior notes due November 2019	1,800	1,834	1,800	1,802
8.625% senior notes due 2020	1,300	1,433	1,300	1,414
7.75% senior notes due 2021	1,000	1,069	1,000	1,061
Less current maturities	—	—	—	—
	6,240	$6,512	6,085	$6,271
Unamortized discount	(46)		(47)
Total debt, net of discount	$6,194		$6,038

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.96% and 1.97% at March 31, 2013, and December 31, 2012, respectively.
Credit Facility
The Company’s Fifth Amended and Restated Credit Agreement (“Credit Facility”) provides for a revolving credit facility up to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. At March 31, 2013, the Credit Facility had a borrowing base of $4.5 billion with a maximum commitment amount of $3.0 billion.  The maturity date is April 2017. At March 31, 2013, the borrowing capacity under the Credit Facility was approximately $1.7 billion, which includes a $5 million reduction in availability for outstanding letters of credit.
On April 24, 2013, the Company entered into a new Amended and Restated Credit Agreement increasing the maximum commitment amount from $3.0 billion to $4.0 billion and extending the maturity date from April 2017 to April 2018. The borrowing base remains unchanged at $4.5 billion and does not include any assets to be acquired in the pending transaction with Berry. The amended and restated agreement is substantially similar to the previous Credit Facility with revisions to permit the transactions related to the acquisition of Berry and to designate Berry as an unrestricted subsidiary under the agreement. When considering the increased maximum commitment amount, borrowing capacity was approximately $2.7 billion at March 31, 2013, not including any proceeds to be received from the pending Panther sale.
Redetermination of the borrowing base under the Credit Facility, based primarily on reserve reports that reflect commodity prices at such time, occurs semi-annually, in April and October, as well as upon requested interim redeterminations, by the lenders at their sole discretion. The Company also has the right to request one additional borrowing base redetermination per year at its discretion, as well as the right to an additional redetermination each year in connection with certain acquisitions. Significant declines in commodity prices may result in a decrease in the borrowing base. The Company’s obligations under the Credit Facility are secured by mortgages on its and certain of its material subsidiaries’ oil and natural gas properties and other personal property as well as a pledge of all ownership interests in its direct and indirect material subsidiaries. The Company is required to maintain either: 1) mortgages on properties representing at least 80% of the total value of oil and natural gas properties included on the most recent reserve report, or 2) a Collateral Coverage Ratio of at least 2.5 to 1. Collateral Coverage Ratio is defined as the ratio of the present value of future cash flows from proved reserves from the currently mortgaged properties to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. Additionally, the obligations under the Credit Facility are guaranteed by all of the Company’s material subsidiaries and are required to be guaranteed by any future material subsidiaries.
At the Company’s election, interest on borrowings under the Credit Facility is determined by reference to either the London Interbank Offered Rate (“LIBOR”) plus an applicable margin between 1.5% and 2.5% per annum (depending on the then-current level of borrowings under the Credit Facility) or the alternate base rate (“ABR”) plus an applicable margin between 0.5% and 1.5% per annum (depending on the then-current level of borrowings under the Credit Facility). Interest is generally payable quarterly for loans bearing interest based on the ABR and at the end of the applicable interest period for loans bearing interest at LIBOR. The Company is required to pay a commitment fee to the lenders under the Credit Facility, which accrues at a rate per annum between 0.375% and 0.5% on the average daily unused amount of the lesser of: (i) the maximum commitment amount of the lenders and (ii) the then-effective borrowing base. The Company is in compliance with all financial and other covenants of the Credit Facility.
Senior Notes Due November 2019
On March 2, 2012, the Company issued $1.8 billion in aggregate principal amount of 6.25% senior notes due November 2019 (“November 2019 Senior Notes”) at a price of 99.989%. The November 2019 Senior Notes were sold to a group of initial purchasers and then resold to qualified institutional buyers, each in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). The Company received net proceeds of approximately $1.77 billion (after deducting the initial purchasers’ discount of $198,000 and offering expenses of approximately $29 million). The Company used the net proceeds to fund the BP acquisition (see Note 2). The remaining proceeds were used to repay indebtedness under the Company’s Credit Facility and for general corporate purposes. The financing fees and expenses of approximately $29 million incurred in connection with the November 2019 Senior Notes will be amortized over the life of the notes. Such amortized financing fees and expenses are recorded in “interest expense, net of amounts capitalized” on the condensed consolidated statements of operations.
The November 2019 Senior Notes were issued under an indenture dated March 2, 2012 (“November 2019 Indenture”), mature November 1, 2019, and bear interest at 6.25%. Interest is payable semi-annually on May 1 and November 1, beginning November 1, 2012. The November 2019 Senior Notes are general unsecured senior obligations of the Company and are effectively junior in right of payment to any secured indebtedness of the Company to the extent of the collateral securing such indebtedness. Each of the Company’s material subsidiaries has guaranteed the November 2019 Senior Notes on a senior unsecured basis. The November 2019 Indenture provides that the Company may redeem: (i) on or prior to November 1, 2015, up to 35% of the aggregate principal amount of the November 2019 Senior Notes at a redemption price of 106.25% of the principal amount redeemed, plus accrued and unpaid interest, with the net cash proceeds of one or more equity offerings; (ii) prior to November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to the principal amount redeemed, plus a make-whole premium (as defined in the November 2019 Indenture) and accrued and unpaid interest; and (iii) on or after November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to 103.125%, and decreasing percentages thereafter, of the principal amount redeemed, plus accrued and unpaid interest. The November 2019 Indenture also provides that, if a change of control (as defined in the November 2019 Indenture) occurs, the holders have a right to require the Company to repurchase all or part of the November 2019 Senior Notes at a redemption price equal to 101%, plus accrued and unpaid interest.
The November 2019 Indenture contains covenants substantially similar to those under the Company’s May 2019 Senior Notes, 2010 Issued Senior Notes and Original Senior Notes, as defined below, that, among other things, limit the Company’s ability to: (i) pay distributions on, purchase or redeem the Company’s units or redeem its subordinated debt; (ii) make investments; (iii) incur or guarantee additional indebtedness or issue certain types of equity securities; (iv) create certain liens; (v) sell assets; (vi) consolidate, merge or transfer all or substantially all of the Company’s assets; (vii) enter into agreements that restrict distributions or other payments from the Company’s restricted subsidiaries to the Company; (viii) engage in transactions with affiliates; and (ix) create unrestricted subsidiaries. The Company is in compliance with all financial and other covenants of the November 2019 Senior Notes.
In connection with the issuance and sale of the November 2019 Senior Notes, the Company entered into a Registration Rights Agreement (“November 2019 Registration Rights Agreement”) with the initial purchasers. Under the November 2019 Registration Rights Agreement, the Company agreed to use its reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to issue new notes having terms substantially identical to the November 2019 Senior Notes in exchange for outstanding November 2019 Senior Notes within 400 days after the notes were issued. On March 22, 2013, the Company filed a registration statement on Form S-4 to register exchange notes that are substantially similar to the November 2019 Senior Notes.  As of April 25, 2013, the registration statement has not been declared effective. The deadline for registration has passed and the Company will be required to pay additional interest which is expected to be less than $1 million.
Senior Notes Due May 2019
The Company has $750 million in aggregate principal amount of 6.50% senior notes due 2019 (the “May 2019 Senior Notes”). The indentures related to the May 2019 Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. In an exchange offer that expired in October 2012, the Company exchanged all of its $750 million outstanding principal amount of May 2019 Senior Notes for an equal amount of new May 2019 Senior Notes. The terms of the new May 2019 Senior Notes are identical in all material respects to those of the outstanding May 2019 Senior Notes, except that the transfer restrictions, registration rights and additional interest provisions relating to the outstanding May 2019 Senior Notes do not apply to the new May 2019 Senior Notes.
Senior Notes Due 2020 and Senior Notes Due 2021
The Company has $1.3 billion in aggregate principal amount of 8.625% senior notes due 2020 (the “2020 Senior Notes”) and $1.0 billion in aggregate principal amount of 7.75% senior notes due 2021 (the “2021 Senior Notes,” and together with the 2020 Senior Notes, the “2010 Issued Senior Notes”). The indentures related to the 2010 Issued Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. However, the restrictive legends from each of the 2010 Issued Senior Notes have been removed making them freely tradable (other than with respect to persons that are affiliates of the Company), thereby terminating the Company’s obligations under each of the registration rights agreements entered into in connection with the issuance of the 2010 Issued Senior Notes.
Senior Notes Due 2017 and Senior Notes Due 2018
The Company also has $41 million (originally $250 million) in aggregate principal amount of 11.75% senior notes due 2017 (the “2017 Senior Notes”) and $14 million (originally $256 million) in aggregate principal amount of 9.875% senior notes due 2018 (the “2018 Senior Notes” and together with the 2017 Senior Notes, the “Original Senior Notes”). The indentures related to the Original Senior Notes initially contained redemption provisions and covenants that were substantially similar to those of the November 2019 Senior Notes; however, in conjunction with tender offers in 2011, the indentures have been amended and most of the covenants and certain default provisions have been eliminated. The amendments became effective upon the execution of the supplemental indentures to the indentures governing the Original Senior Notes.

Debt
The following summarizes debt outstanding:

	June 30, 2013		December 31, 2012
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,435	$1,435	$1,180	$1,180
11.75% senior notes due 2017	—	—	41	44
9.875% senior notes due 2018	14	15	14	15
6.50% senior notes due May 2019	750	730	750	755
6.25% senior notes due November 2019	1,800	1,708	1,800	1,802
8.625% senior notes due 2020	1,300	1,362	1,300	1,414
7.75% senior notes due 2021	1,000	999	1,000	1,061
Less current maturities	—	—	—	—
	6,299	$6,249	6,085	$6,271
Unamortized discount	(43)		(47)
Total debt, net of discount	$6,256		$6,038

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.95% and 1.97% at June 30, 2013, and December 31, 2012, respectively.
Credit Facility
In April 2013, the Company entered into a Sixth Amended and Restated Credit Agreement (“Credit Facility”), which provides for a revolving credit facility up to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount of $4.0 billion. The borrowing base remained unchanged at $4.5 billion and does not include any assets to be acquired in the pending transaction with Berry (see Note 2). The maturity date is April 2018. The amended and restated agreement is substantially similar to the previous Credit Facility with revisions to permit the transactions related to the acquisition of Berry and to designate Berry as an unrestricted subsidiary under the agreement. At June 30, 2013, the borrowing capacity under the Credit Facility was approximately $2.6 billion, which includes a $5 million reduction in availability for outstanding letters of credit.
Redetermination of the borrowing base under the Credit Facility, based primarily on reserve reports that reflect commodity prices at such time, occurs semi-annually, in April and October, as well as once annually upon requested interim redetermination by the lenders at their sole discretion. The Company also has the right to request one additional borrowing base redetermination per year at its discretion, as well as the right to an additional redetermination each year in connection with certain acquisitions. Significant declines in commodity prices may result in a decrease in the borrowing base. The Company’s obligations under the Credit Facility are secured by mortgages on its and certain of its material subsidiaries’ oil and natural gas properties and other personal property as well as a pledge of all ownership interests in its direct and indirect material subsidiaries. The Company is required to maintain either: 1) mortgages on properties representing at least 80% of the total value of oil and natural gas properties included on the most recent reserve report, or 2) a Collateral Coverage Ratio of at least 2.5 to 1. Collateral Coverage Ratio is defined as the ratio of the present value of future cash flows from proved reserves from the currently mortgaged properties to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. Additionally, the obligations under the Credit Facility are guaranteed by all of the Company’s material subsidiaries and are required to be guaranteed by any future material subsidiaries.
At the Company’s election, interest on borrowings under the Credit Facility is determined by reference to either the London Interbank Offered Rate (“LIBOR”) plus an applicable margin between 1.5% and 2.5% per annum (depending on the then-current level of borrowings under the Credit Facility) or the alternate base rate (“ABR”) plus an applicable margin between 0.5% and 1.5% per annum (depending on the then-current level of borrowings under the Credit Facility). Interest is generally payable quarterly for loans bearing interest based on the ABR and at the end of the applicable interest period for loans bearing interest at LIBOR. The Company is required to pay a commitment fee to the lenders under the Credit Facility, which accrues at a rate per annum between 0.375% and 0.5% on the average daily unused amount of the lesser of: (i) the maximum commitment amount of the lenders and (ii) the then-effective borrowing base. The Company is in compliance with all financial and other covenants of the Credit Facility.
Senior Notes Due November 2019
On March 2, 2012, the Company issued $1.8 billion in aggregate principal amount of 6.25% senior notes due November 2019 (“November 2019 Senior Notes”) at a price of 99.989%. The November 2019 Senior Notes were sold to a group of initial purchasers and then resold to qualified institutional buyers, each in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). The Company received net proceeds of approximately $1.77 billion (after deducting the initial purchasers’ discount of $198,000 and offering expenses of approximately $29 million). The Company used the net proceeds to fund the BP acquisition (see Note 2). The remaining proceeds were used to repay indebtedness under the Company’s Credit Facility and for general corporate purposes. The financing fees and expenses of approximately $29 million incurred in connection with the November 2019 Senior Notes will be amortized over the life of the notes. Such amortized financing fees and expenses are recorded in “interest expense, net of amounts capitalized” on the condensed consolidated statements of operations.
The November 2019 Senior Notes were issued under an indenture dated March 2, 2012 (“November 2019 Indenture”), mature November 1, 2019, and bear interest at 6.25%. Interest is payable semi-annually on May 1 and November 1, beginning November 1, 2012. The November 2019 Senior Notes are general unsecured senior obligations of the Company and are effectively junior in right of payment to any secured indebtedness of the Company to the extent of the collateral securing such indebtedness. Each of the Company’s material subsidiaries has guaranteed the November 2019 Senior Notes on a senior unsecured basis. The November 2019 Indenture provides that the Company may redeem: (i) on or prior to November 1, 2015, up to 35% of the aggregate principal amount of the November 2019 Senior Notes at a redemption price of 106.25% of the principal amount redeemed, plus accrued and unpaid interest, with the net cash proceeds of one or more equity offerings; (ii) prior to November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to the principal amount redeemed, plus a make-whole premium (as defined in the November 2019 Indenture) and accrued and unpaid interest; and (iii) on or after November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to 103.125%, and decreasing percentages thereafter, of the principal amount redeemed, plus accrued and unpaid interest. The November 2019 Indenture also provides that, if a change of control (as defined in the November 2019 Indenture) occurs, the holders have a right to require the Company to repurchase all or part of the November 2019 Senior Notes at a redemption price equal to 101%, plus accrued and unpaid interest.
The November 2019 Indenture contains covenants substantially similar to those under the Company’s May 2019 Senior Notes, 2010 Issued Senior Notes and 2018 Senior Notes, as defined below, that, among other things, limit the Company’s ability to: (i) pay distributions on, purchase or redeem the Company’s units or redeem its subordinated debt; (ii) make investments; (iii) incur or guarantee additional indebtedness or issue certain types of equity securities; (iv) create certain liens; (v) sell assets; (vi) consolidate, merge or transfer all or substantially all of the Company’s assets; (vii) enter into agreements that restrict distributions or other payments from the Company’s restricted subsidiaries to the Company; (viii) engage in transactions with affiliates; and (ix) create unrestricted subsidiaries. The Company is in compliance with all financial and other covenants of the November 2019 Senior Notes.
In connection with the issuance and sale of the November 2019 Senior Notes, the Company entered into a Registration Rights Agreement (“November 2019 Registration Rights Agreement”) with the initial purchasers. Under the November 2019 Registration Rights Agreement, the Company agreed to use its reasonable efforts to file with the SEC and cause to become effective a registration statement relating to an offer to issue new notes having terms substantially identical to the November 2019 Senior Notes in exchange for outstanding November 2019 Senior Notes within 400 days after the notes were issued. On March 22, 2013, the Company filed a registration statement on Form S-4 to register exchange notes that are substantially similar to the November 2019 Senior Notes. As of August 8, 2013, the registration statement has not been declared effective and due to the pending SEC inquiry (see Note 16), the timing for the registration statement to be declared effective is uncertain. Accordingly, beginning on April 8, 2013, interest accruing on the November 2019 Senior Notes increased by 0.25%, and will increase by an additional 0.25% on the 90th, 180th and 270th day after such date until such registration statement is declared effective and the Company completes an offer to exchange the November 2019 Senior Notes for registered notes. Such additional interest is expected to be approximately $4 million through October 2013 and will continue to increase until the registration statement is declared effective.
Senior Notes Due May 2019
The Company has $750 million in aggregate principal amount of 6.50% senior notes due 2019 (the “May 2019 Senior Notes”). The indentures related to the May 2019 Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. In an exchange offer that expired in October 2012, the Company exchanged all of its $750 million outstanding principal amount of May 2019 Senior Notes for an equal amount of new May 2019 Senior Notes. The terms of the new May 2019 Senior Notes are identical in all material respects to those of the outstanding May 2019 Senior Notes, except that the transfer restrictions, registration rights and additional interest provisions relating to the outstanding May 2019 Senior Notes do not apply to the new May 2019 Senior Notes.
Senior Notes Due 2020 and Senior Notes Due 2021
The Company has $1.3 billion in aggregate principal amount of 8.625% senior notes due 2020 (the “2020 Senior Notes”) and $1.0 billion in aggregate principal amount of 7.75% senior notes due 2021 (the “2021 Senior Notes,” and together with the 2020 Senior Notes, the “2010 Issued Senior Notes”). The indentures related to the 2010 Issued Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. However, the restrictive legends from each of the 2010 Issued Senior Notes have been removed making them freely tradable (other than with respect to persons that are affiliates of the Company), thereby terminating the Company’s obligations under each of the registration rights agreements entered into in connection with the issuance of the 2010 Issued Senior Notes.
Senior Notes Due 2018
At June 30, 2013, the Company also had $14 million (originally $256 million) in aggregate principal amount of 9.875% senior notes due 2018 (the “2018 Senior Notes”). The indenture related to the 2018 Senior Notes initially contained redemption provisions and covenants that were substantially similar to those of the November 2019 Senior Notes; however, in conjunction with the tender offer in 2011, the indenture was amended and most of the covenants and certain default provisions were eliminated. The amendment became effective upon the execution of the supplemental indenture to the indenture governing the 2018 Senior Notes. In accordance with the provisions of the indenture related to the 2018 Senior Notes, in July 2013, the Company redeemed the remaining outstanding principal amount of $14 million.
Redemption of Senior Notes Due 2017
In accordance with the provisions of the indenture related to the Company’s 11.75% senior notes due 2017 (the “2017 Senior Notes”), in June 2013, the Company redeemed the remaining outstanding principal amount of $41 million. In connection with the redemption, the Company recorded a loss on extinguishment of debt of approximately $4 million.

Debt
The following summarizes debt outstanding:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,180	$1,180	$940	$940
11.75% senior notes due 2017	41	44	41	46
9.875% senior notes due 2018	14	15	14	16
6.50% senior notes due May 2019	750	755	750	742
6.25% senior notes due November 2019	1,800	1,802	—	—
8.625% senior notes due 2020	1,300	1,414	1,300	1,406
7.75% senior notes due 2021	1,000	1,061	1,000	1,036
Less current maturities	—	—	—	—
	6,085	$6,271	4,045	$4,186
Unamortized discount	(47)		(51)
Total debt, net of discount	$6,038		$3,994

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.97% and 2.57% at December 31, 2012, and December 31, 2011, respectively.
Credit Facility
The Company’s Fifth Amended and Restated Credit Agreement (“Credit Facility”) provides for a revolving credit facility up to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. The Credit Facility has a borrowing base of $4.5 billion with a maximum commitment amount of $3.0 billion. The maturity date is April 2017. At December 31, 2012, the borrowing capacity under the Credit Facility was approximately $1.8 billion, which includes a $5 million reduction in availability for outstanding letters of credit.
During 2012, in connection with amendments to its Credit Facility, the Company incurred financing fees and expenses of approximately $12 million, which will be amortized over the life of the Credit Facility. Such amortized expenses are recorded in “interest expense, net of amounts capitalized” on the consolidated statements of operations.
Redetermination of the borrowing base under the Credit Facility, based primarily on reserve reports that reflect commodity prices at such time, occurs semi-annually, in April and October, as well as upon requested interim redeterminations, by the lenders at their sole discretion. The Company also has the right to request one additional borrowing base redetermination per year at its discretion, as well as the right to an additional redetermination each year in connection with certain acquisitions. Significant declines in commodity prices may result in a decrease in the borrowing base. The Company’s obligations under the Credit Facility are secured by mortgages on its and certain of its material subsidiaries’ oil and natural gas properties and other personal property as well as a pledge of all ownership interests in its direct and indirect material subsidiaries. The Company is required to maintain either: 1) mortgages on properties representing at least 80% of the total value of oil and natural gas properties included on the most recent reserve report, or 2) a Collateral Coverage Ratio of at least 2.5 to 1. Collateral Coverage Ratio is defined as the ratio of the present value of future cash flows from proved reserves from the currently mortgaged properties to the lesser of: (i) the then-effective borrowing base and (ii) the maximum commitment amount. Additionally, the obligations under the Credit Facility are guaranteed by all of the Company’s material subsidiaries and are required to be guaranteed by any future material subsidiaries.
At the Company’s election, interest on borrowings under the Credit Facility is determined by reference to either the London Interbank Offered Rate (“LIBOR”) plus an applicable margin between 1.5% and 2.5% per annum (depending on the then-current level of borrowings under the Credit Facility) or the alternate base rate (“ABR”) plus an applicable margin between 0.5% and 1.5% per annum (depending on the then-current level of borrowings under the Credit Facility). Interest is generally payable quarterly for loans bearing interest based on the ABR and at the end of the applicable interest period for loans bearing interest at LIBOR. The Company is required to pay a commitment fee to the lenders under the Credit Facility, which accrues at a rate per annum between 0.375% and 0.5% on the average daily unused amount of the lesser of: (i) the maximum commitment amount of the lenders and (ii) the then-effective borrowing base. The Company is in compliance with all financial and other covenants of the Credit Facility.
Senior Notes Due November 2019
On March 2, 2012, the Company issued $1.8 billion in aggregate principal amount of 6.25% senior notes due November 2019 (“November 2019 Senior Notes”) at a price of 99.989%. The November 2019 Senior Notes were sold to a group of initial purchasers and then resold to qualified institutional buyers, each in transactions exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). The Company received net proceeds of approximately $1.77 billion (after deducting the initial purchasers’ discount of $198,000 and offering expenses of approximately $29 million). The Company used the net proceeds to fund the BP acquisition (see Note 2). The remaining proceeds were used to repay indebtedness under the Company’s Credit Facility and for general corporate purposes. The financing fees and expenses of approximately $29 million incurred in connection with the November 2019 Senior Notes will be amortized over the life of the notes. Such amortized financing fees and expenses are recorded in “interest expense, net of amounts capitalized” on the consolidated statements of operations.
The November 2019 Senior Notes were issued under an indenture dated March 2, 2012 (“November 2019 Indenture”), mature November 1, 2019, and bear interest at 6.25%. Interest is payable semi-annually on May 1 and November 1, beginning November 1, 2012. The November 2019 Senior Notes are general unsecured senior obligations of the Company and are effectively junior in right of payment to any secured indebtedness of the Company to the extent of the collateral securing such indebtedness. Each of the Company’s material subsidiaries has guaranteed the November 2019 Senior Notes on a senior unsecured basis. The November 2019 Indenture provides that the Company may redeem: (i) on or prior to November 1, 2015, up to 35% of the aggregate principal amount of the November 2019 Senior Notes at a redemption price of 106.25% of the principal amount redeemed, plus accrued and unpaid interest, with the net cash proceeds of one or more equity offerings; (ii) prior to November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to the principal amount redeemed, plus a make-whole premium (as defined in the November 2019 Indenture) and accrued and unpaid interest; and (iii) on or after November 1, 2015, all or part of the November 2019 Senior Notes at a redemption price equal to 103.125%, and decreasing percentages thereafter, of the principal amount redeemed, plus accrued and unpaid interest. The November 2019 Indenture also provides that, if a change of control (as defined in the November 2019 Indenture) occurs, the holders have a right to require the Company to repurchase all or part of the November 2019 Senior Notes at a redemption price equal to 101%, plus accrued and unpaid interest.
The November 2019 Indenture contains covenants substantially similar to those under the Company’s May 2019 Senior Notes, 2010 Issued Senior Notes and Original Senior Notes, as defined below, that, among other things, limit the Company’s ability to: (i) pay distributions on, purchase or redeem the Company’s units or redeem its subordinated debt; (ii) make investments; (iii) incur or guarantee additional indebtedness or issue certain types of equity securities; (iv) create certain liens; (v) sell assets; (vi) consolidate, merge or transfer all or substantially all of the Company’s assets; (vii) enter into agreements that restrict distributions or other payments from the Company’s restricted subsidiaries to the Company; (viii) engage in transactions with affiliates; and (ix) create unrestricted subsidiaries. The Company is in compliance with all financial and other covenants of the November 2019 Senior Notes.
In connection with the issuance and sale of the November 2019 Senior Notes, the Company entered into a Registration Rights Agreement (“November 2019 Registration Rights Agreement”) with the initial purchasers. Under the November 2019 Registration Rights Agreement, the Company agreed to use its reasonable efforts to file with the Securities and Exchange Commission (“SEC”) and cause to become effective a registration statement relating to an offer to issue new notes having terms substantially identical to the November 2019 Senior Notes in exchange for outstanding November 2019 Senior Notes within 400 days after the notes were issued. In certain circumstances, the Company may be required to file a shelf registration statement to cover resales of the November 2019 Senior Notes. If the Company fails to satisfy these obligations, the Company may be required to pay additional interest to holders of the November 2019 Senior Notes under certain circumstances.
Senior Notes Due May 2019
On May 13, 2011, the Company issued $750 million in aggregate principal amount of 6.5% senior notes due 2019 (the “May 2019 Senior Notes”). The indentures related to the May 2019 Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. On May 8, 2012, the Company filed a registration statement on Form S-4 to register exchange notes that are also substantially similar to the November 2019 Senior Notes. On September 24, 2012, the registration statement was declared effective and the Company commenced an offer to exchange any and all of its $750 million outstanding principal amount of May 2019 Senior Notes for an equal amount of new May 2019 Senior Notes.
The terms of the new May 2019 Senior Notes are identical in all material respects to those of the outstanding May 2019 Senior Notes, except that the transfer restrictions, registration rights and additional interest provisions relating to the outstanding May 2019 Senior Notes do not apply to the new May 2019 Senior Notes. The exchange offer expired on October 23, 2012. Pursuant to the terms of the registration rights agreement entered into in connection with the May 2019 Senior Notes, the Company agreed to use its reasonable efforts to cause the registration statement relating to the new May 2019 Senior Notes to become effective within 400 days after the notes were issued. The effective date of the registration statement was past the deadline in the registration rights agreement, and therefore, the Company was required to pay additional interest of approximately $850,000 to holders of the May 2019 Senior Notes in November 2012.
Senior Notes Due 2020 and Senior Notes Due 2021
The Company has $1.3 billion in aggregate principal amount of 8.625% senior notes due 2020 (the “2020 Senior Notes”) and $1.0 billion in aggregate principal amount of 7.75% senior notes due 2021 (the “2021 Senior Notes,” and together with the 2020 Senior Notes, the “2010 Issued Senior Notes”). The indentures related to the 2010 Issued Senior Notes contain redemption provisions and covenants that are substantially similar to those of the November 2019 Senior Notes. However, in 2011, the Company caused the trustee to remove the restrictive legends from each of the 2010 Issued Senior Notes making them freely tradable (other than with respect to persons that are affiliates of the Company), thereby terminating the Company’s obligations under each of the registration rights agreements entered into in connection with the issuance of the 2010 Issued Senior Notes.
Senior Notes Due 2017 and Senior Notes Due 2018
The Company also has $41 million (originally $250 million) in aggregate principal amount of 11.75% senior notes due 2017 (the “2017 Senior Notes”) and $14 million (originally $256 million) in aggregate principal amount of 9.875% senior notes due 2018 (the “2018 Senior Notes” and together with the 2017 Senior Notes, the “Original Senior Notes”). The indentures related to the Original Senior Notes initially contained redemption provisions and covenants that were substantially similar to those of the November 2019 Senior Notes; however, in conjunction with the tender offers in 2011, the indentures were amended and most of the covenants and certain default provisions were eliminated. The amendments became effective upon the execution of the supplemental indentures to the indentures governing the Original Senior Notes.
In March 2011 and June 2011, in accordance with the indentures related to the Original Senior Notes, the Company redeemed and also repurchased through cash tender offers, a portion of the Original Senior Notes. In connection with the redemptions and cash tender offers of a portion of the Original Senior Notes, the Company recorded a loss on extinguishment of debt of approximately $95 million for the year ended December 31, 2011.

Derivatives (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives
Derivatives
Commodity Derivatives
The Company utilizes derivative instruments to minimize the variability in cash flow due to commodity price movements. The Company has historically entered into derivative instruments such as swap contracts, put options and collars to economically hedge its forecasted oil, natural gas and NGL sales. The Company did not designate any of these contracts as cash flow hedges; therefore, the changes in fair value of these instruments are recorded in current earnings. See Note 8 for fair value disclosures about oil and natural gas commodity derivatives.
The following table summarizes derivative positions for the periods indicated as of March 31, 2013:

	April 1 - December 31, 2013	2014	2015	2016	2017	2018
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	65,766	97,401	118,041	121,841	120,122	36,500
Average price ($/MMBtu)	$5.22	$5.25	$5.19	$4.20	$4.26	$5.00
Puts: (1)
Hedged volume (MMMBtu)	64,944	79,628	71,854	76,269	66,886	—
Average price ($/MMBtu)	$5.37	$5.00	$5.00	$5.00	$4.88	$—
Total:
Hedged volume (MMMBtu)	130,710	177,029	189,895	198,110	187,008	36,500
Average price ($/MMBtu)	$5.29	$5.14	$5.12	$4.51	$4.48	$5.00
Oil positions:
Fixed price swaps: (2)
Hedged volume (MBbls)	8,944	11,903	11,599	11,464	4,755	—
Average price ($/Bbl)	$94.97	$92.92	$96.23	$90.56	$89.02	$—
Puts:
Hedged volume (MBbls)	2,339	3,960	3,426	3,271	384	—
Average price ($/Bbl)	$97.86	$91.30	$90.00	$90.00	$90.00	$—
Total:
Hedged volume (MBbls)	11,283	15,863	15,025	14,735	5,139	—
Average price ($/Bbl)	$95.57	$92.52	$94.81	$90.44	$89.10	$—
Natural gas basis differential positions: (3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	58,508	79,388	87,162	19,764	—	—
Hedged differential ($/MMBtu)	$(0.56)	$(0.33)	$(0.33)	$(0.31)	$—	$—
NWPL Rockies basis swaps:
Hedged volume (MMMBtu)	26,208	36,026	38,362	39,199	—	—
Hedged differential ($/MMBtu)	$(0.20)	$(0.20)	$(0.20)	$(0.20)	$—	$—
MichCon basis swaps:
Hedged volume (MMMBtu)	7,233	9,490	9,344	—	—	—
Hedged differential ($/MMBtu)	$0.10	$0.08	$0.06	$—	$—	$—
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	4,318	5,256	4,891	4,575	—	—
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$—	$—
Permian basis swaps:
Hedged volume (MMMBtu)	3,493	4,891	5,074	—	—	—
Hedged differential ($/MMBtu)	$(0.20)	$(0.21)	$(0.21)	$—	$—	$—
Oil basis differential positions: (3)
Midland - Cushing basis swaps:
Hedged volume (MBbls)	1,513	—	—	—	—	—
Hedged differential ($/Bbl)	$(0.95)	$—	$—	$—	$—	$—
Oil timing differential positions:
Trade month roll swaps: (4)
Hedged volume (MBbls)	5,232	7,254	7,251	7,446	6,486	—
Hedged differential ($/Bbl)	$0.22	$0.22	$0.24	$0.25	$0.25	$—

(1)
Includes certain outstanding natural gas puts of approximately 7,964 MMMBtu for the period April 1, 2013, through December 31, 2013, 10,570 MMMBtu for each of the years ending December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.

(2)
Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.

(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas and oil production.

(4)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

During the three months ended March 31, 2013, the Company entered into commodity derivative contracts consisting of oil basis swaps for April 2013 through December 2013.
Settled derivatives on natural gas production for the three months ended March 31, 2013, included volumes of 42,778 MMMBtu at an average contract price of $5.29 per MMBtu. Settled derivatives on oil production for the three months ended March 31, 2013, included volumes of 3,693 MBbls at an average contract price of $95.57 per Bbl. Settled derivatives on natural gas production for the three months ended March 31, 2012, included volumes of 23,642 MMMBtu at an average contract price of $5.84 per MMBtu. Settled derivatives on oil production for the three months ended March 31, 2012, included volumes of 2,578 MBbls at an average contract price of $97.93 per Bbl. The natural gas derivatives are settled based on the closing price of NYMEX natural gas on the last trading day for the delivery month, which occurs on the third business day preceding the delivery month, or the relevant index prices of natural gas published in Inside FERC’s Gas Market Report on the first business day of the delivery month. The oil derivatives are settled based on the average closing price of NYMEX light crude oil for each day of the delivery month.
Balance Sheet Presentation
The Company’s commodity derivatives are presented on a net basis in “derivative instruments” on the condensed consolidated balance sheets. The following summarizes the fair value of derivatives outstanding on a gross basis:

	March 31, 2013	December 31, 2012
	(in thousands)
Assets:
Commodity derivatives	$1,034,866	$1,282,390
Liabilities:
Commodity derivatives	$352,259	$405,619

By using derivative instruments to economically hedge exposures to changes in commodity prices, the Company exposes itself to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes the Company, which creates credit risk. The Company’s counterparties are current participants or affiliates of participants in its Credit Facility or were participants or affiliates of participants in its Credit Facility at the time it originally entered into the derivatives. The Credit Facility is secured by the Company’s oil and natural gas reserves; therefore, the Company is not required to post any collateral. The Company does not receive collateral from its counterparties. The maximum amount of loss due to credit risk that the Company would incur if its counterparties failed completely to perform according to the terms of the contracts, based on the gross fair value of financial instruments, was approximately $1.0 billion at March 31, 2013. The Company minimizes the credit risk in derivative instruments by: (i) limiting its exposure to any single counterparty; (ii) entering into derivative instruments only with counterparties that meet the Company’s minimum credit quality standard, or have a guarantee from an affiliate that meets the Company’s minimum credit quality standard; and (iii) monitoring the creditworthiness of the Company’s counterparties on an ongoing basis. In accordance with the Company’s standard practice, its commodity derivatives are subject to counterparty netting under agreements governing such derivatives and therefore the risk of loss is somewhat mitigated.
Gains (Losses) on Derivatives
Total gains and losses on derivatives, including realized and unrealized gains and losses, were a net loss of approximately $108 million and a net gain of approximately $2 million for the three months ended March 31, 2013, and March 31, 2012, respectively, and are reported on the condensed consolidated statements of operations in “gains (losses) on oil and natural gas derivatives.”

Derivatives
Commodity Derivatives
The Company utilizes derivative instruments to minimize the variability in cash flow due to commodity price movements. The Company has historically entered into derivative instruments such as swap contracts, put options and collars to economically hedge its forecasted oil, natural gas and NGL sales. The Company did not designate any of these contracts as cash flow hedges; therefore, the changes in fair value of these instruments are recorded in current earnings. See Note 8 for fair value disclosures about oil and natural gas commodity derivatives.
The following table summarizes derivative positions for the periods indicated as of June 30, 2013:

	July 1 - December 31, 2013	2014	2015	2016	2017	2018
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	44,004	97,401	118,041	121,841	120,122	36,500
Average price ($/MMBtu)	$5.22	$5.25	$5.19	$4.20	$4.26	$5.00
Put options: (1)
Hedged volume (MMMBtu)	43,453	79,628	71,854	76,269	66,886	—
Average price ($/MMBtu)	$5.37	$5.00	$5.00	$5.00	$4.88	$—
Total:
Hedged volume (MMMBtu)	87,457	177,029	189,895	198,110	187,008	36,500
Average price ($/MMBtu)	$5.29	$5.14	$5.12	$4.51	$4.48	$5.00
Oil positions:
Fixed price swaps: (2)
Hedged volume (MBbls)	5,985	11,903	11,599	11,464	4,755	—
Average price ($/Bbl)	$94.97	$92.92	$96.23	$90.56	$89.02	$—
Put options:
Hedged volume (MBbls)	1,565	3,960	3,426	3,271	384	—
Average price ($/Bbl)	$97.86	$91.30	$90.00	$90.00	$90.00	$—
Total:
Hedged volume (MBbls)	7,550	15,863	15,025	14,735	5,139	—
Average price ($/Bbl)	$95.57	$92.52	$94.81	$90.44	$89.10	$—
Natural gas basis differential positions: (3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	39,089	79,388	87,162	59,954	59,138	16,425
Hedged differential ($/MMBtu)	$(0.56)	$(0.33)	$(0.33)	$(0.32)	$(0.33)	$(0.33)
NWPL Rockies basis swaps:
Hedged volume (MMMBtu)	17,778	39,718	43,292	46,294	38,880	10,804
Hedged differential ($/MMBtu)	$(0.20)	$(0.20)	$(0.20)	$(0.20)	$(0.19)	$(0.19)
MichCon basis swaps:
Hedged volume (MMMBtu)	4,839	9,490	9,344	7,768	7,437	2,044
Hedged differential ($/MMBtu)	$0.10	$0.08	$0.06	$0.05	$0.05	$0.05
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	2,889	5,256	4,891	4,575	3,604	986
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$(0.08)	$(0.08)
Permian basis swaps:
Hedged volume (MMMBtu)	2,337	4,891	5,074	4,219	4,819	1,314
Hedged differential ($/MMBtu)	$(0.20)	$(0.21)	$(0.21)	$(0.20)	$(0.20)	$(0.20)
Oil basis differential positions: (3)
Midland - Cushing basis swaps:
Hedged volume (MBbls)	1,012	—	—	—	—	—
Hedged differential ($/Bbl)	$(0.95)	$—	$—	$—	$—	$—
Oil timing differential positions:
Trade month roll swaps: (4)
Hedged volume (MBbls)	3,501	7,254	7,251	7,446	6,486	—
Hedged differential ($/Bbl)	$0.22	$0.22	$0.24	$0.25	$0.25	$—

(1)
Includes certain outstanding natural gas put options of approximately 5,329 MMMBtu for the period July 1, 2013, through December 31, 2013, 10,570 MMMBtu for each of the years ending December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to indirectly hedge revenues associated with NGL production.

(2)
Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.

(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas and oil production.

(4)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

During the six months ended June 30, 2013, the Company entered into commodity derivative contracts consisting of oil basis swaps for April 2013 through December 2013 and natural gas basis swaps for October 2013 through 2018.
Settled derivatives on natural gas production for the three months and six months ended June 30, 2013, included volumes of 43,253 MMMBtu and 86,031 MMMBtu, respectively, at an average contract price of $5.29 per MMBtu. Settled derivatives on oil production for the three months and six months ended June 30, 2013, included volumes of 3,734 MBbls and 7,426 MBbls, respectively, at an average contract price of $95.57 per Bbl. Settled derivatives on natural gas production for the three months and six months ended June 30, 2012, included volumes of 34,438 MMBtu and 58,080 MMMBtu, respectively, at average contract prices of $5.45 per MMBtu and $5.61 per MMBtu. Settled derivatives on oil production for the three months and six months ended June 30, 2012, included volumes of 2,731 MBbls and 5,308 MBbls, respectively, at average contract prices of $98.08 per Bbl and $98.01 per Bbl. The natural gas derivatives are settled based on the closing price of NYMEX natural gas on the last trading day for the delivery month, which occurs on the third business day preceding the delivery month, or the relevant index prices of natural gas published in Inside FERC’s Gas Market Report on the first business day of the delivery month. The oil derivatives are settled based on the average closing price of NYMEX light crude oil for each day of the delivery month.
Balance Sheet Presentation
The Company’s commodity derivatives are presented on a net basis in “derivative instruments” on the condensed consolidated balance sheets. The following summarizes the fair value of derivatives outstanding on a gross basis:

	June 30, 2013	December 31, 2012
	(in thousands)
Assets:
Commodity derivatives	$1,181,540	$1,282,390
Liabilities:
Commodity derivatives	$230,908	$405,619

By using derivative instruments to economically hedge exposures to changes in commodity prices, the Company exposes itself to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes the Company, which creates credit risk. The Company’s counterparties are current participants or affiliates of participants in its Credit Facility or were participants or affiliates of participants in its Credit Facility at the time it originally entered into the derivatives. The Credit Facility is secured by the Company’s oil and natural gas reserves; therefore, the Company is not required to post any collateral. The Company does not receive collateral from its counterparties. The maximum amount of loss due to credit risk that the Company would incur if its counterparties failed completely to perform according to the terms of the contracts, based on the gross fair value of financial instruments, was approximately $1.2 billion at June 30, 2013. The Company minimizes the credit risk in derivative instruments by: (i) limiting its exposure to any single counterparty; (ii) entering into derivative instruments only with counterparties that meet the Company’s minimum credit quality standard, or have a guarantee from an affiliate that meets the Company’s minimum credit quality standard; and (iii) monitoring the creditworthiness of the Company’s counterparties on an ongoing basis. In accordance with the Company’s standard practice, its commodity derivatives are subject to counterparty netting under agreements governing such derivatives and therefore the risk of loss is somewhat mitigated.
Gains (Losses) on Derivatives
Gains and losses on derivatives were net gains of approximately $327 million and $218 million for the three months and six months ended June 30, 2013, respectively. Gains and losses on derivatives were net gains of approximately $440 million and $442 million for the three months and six months ended June 30, 2012, respectively. Gains and losses are reported on the condensed consolidated statements of operations in “gains on oil and natural gas derivatives.”

Derivatives
Commodity Derivatives
The Company utilizes derivative instruments to minimize the variability in cash flow due to commodity price movements. The Company has historically entered into derivative instruments such as swap contracts, put options and collars to economically hedge its forecasted oil, natural gas and NGL sales. The Company did not designate any of these contracts as cash flow hedges; therefore, the changes in fair value of these instruments are recorded in current earnings. See Note 8 for fair value disclosures about oil and natural gas commodity derivatives.
The following table summarizes derivative positions for the periods indicated as of December 31, 2012:

	2013	2014	2015	2016	2017	2018
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	87,290	97,401	118,041	121,841	120,122	36,500
Average price ($/MMBtu)	$5.22	$5.25	$5.19	$4.20	$4.26	$5.00
Puts: (1)
Hedged volume (MMMBtu)	86,198	79,628	71,854	76,269	66,886	—
Average price ($/MMBtu)	$5.37	$5.00	$5.00	$5.00	$4.88	$—
Total:
Hedged volume (MMMBtu)	173,488	177,029	189,895	198,110	187,008	36,500
Average price ($/MMBtu)	$5.29	$5.14	$5.12	$4.51	$4.48	$5.00

Oil positions:
Fixed price swaps: (2)
Hedged volume (MBbls)	11,871	11,903	11,599	11,464	4,755	—
Average price ($/Bbl)	$94.97	$92.92	$96.23	$90.56	$89.02	$—
Puts:
Hedged volume (MBbls)	3,105	3,960	3,426	3,271	384	—
Average price ($/Bbl)	$97.86	$91.30	$90.00	$90.00	$90.00	$—
Total:
Hedged volume (MBbls)	14,976	15,863	15,025	14,735	5,139	—
Average price ($/Bbl)	$95.57	$92.52	$94.81	$90.44	$89.10	$—

Natural gas basis differential positions: (3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	77,800	79,388	87,162	19,764	—	—
Hedged differential ($/MMBtu)	$(0.56)	$(0.33)	$(0.33)	$(0.31)	$—	$—
NWPL - Rockies basis swaps:
Hedged volume (MMMBtu)	34,785	36,026	38,362	39,199	—	—
Hedge differential ($/MMBtu)	$(0.20)	$(0.20)	$(0.20)	$(0.20)	$—	$—
MichCon basis swaps:
Hedged volume (MMMBtu)	9,600	9,490	9,344	—	—	—
Hedged differential ($/MMBtu)	$0.10	$0.08	$0.06	$—	$—	$—
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	5,731	5,256	4,891	4,575	—	—
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$—	$—
Permian basis swaps:
Hedged volume (MMMBtu)	4,636	4,891	5,074	—	—	—
Hedged differential ($/MMBtu)	$(0.20)	$(0.21)	$(0.21)	$—	$—	$—

Oil timing differential positions:
Trade month roll swaps: (4)
Hedged volume (MBbls)	6,944	7,254	7,251	7,446	6,486	—
Hedged differential ($/Bbl)	$0.22	$0.22	$0.24	$0.25	$0.25	$—

(1)
Includes certain outstanding natural gas puts of approximately 10,570 MMMBtu for each of the years ending December 31, 2013, December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.

(2)
Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.

(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas production.

(4)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

During the year ended December 31, 2012, the Company entered into commodity derivative contracts consisting of oil swaps for 2012 through 2017, natural gas swaps for 2012 through 2018, and oil and natural gas puts for 2012 through 2017 and paid premiums for put options of approximately $583 million. The Company also entered into natural gas basis swaps for 2012 through 2016 and trade month roll swaps for 2012 through 2017.
Settled derivatives on natural gas production for the year ended December 31, 2012, included volumes of 140,884 MMMBtu at an average contract price of $5.41 per MMBtu. Settled derivatives on oil production for the year ended December 31, 2012, included volumes of 11,289 MBbls at an average contract price of $97.61 per Bbl. Settled derivatives on natural gas production for the year ended December 31, 2011, included volumes of 64,457 MMMBtu at an average contract price of $8.24 per MMBtu. Settled derivatives on oil production for the year ended December 31, 2011, included volumes of 7,917 MBbls at an average contract price of $85.70 per Bbl. The natural gas derivatives are settled based on the closing price of NYMEX natural gas on the last trading day for the delivery month, which occurs on the third business day preceding the delivery month, or the relevant index prices of natural gas published in Inside FERC’s Gas Market Report on the first business day of the delivery month. The oil derivatives are settled based on the average closing price of NYMEX light crude oil for each day of the delivery month.
Interest Rate Swaps
The Company may from time to time enter into interest rate swap agreements based on LIBOR to minimize the effect of fluctuations in interest rates. If LIBOR is lower than the fixed rate in the contract, the Company is required to pay the counterparty the difference, and conversely, the counterparty is required to pay the Company if LIBOR is higher than the fixed rate in the contract. The Company does not designate interest rate swap agreements as cash flow hedges; therefore, the changes in fair value of these instruments are recorded in current earnings.
In 2010, the Company restructured its interest rate swap portfolio in conjunction with the repayments of all of the outstanding indebtedness under its Credit Facility with net proceeds from the issuances of the 2020 and 2021 Senior Notes (see Note 6). In connection with the repayments of borrowings under its Credit Facility with net proceeds from the issuances of the 2020 and 2021 Senior Notes, the Company canceled (before the contract settlement date) all of its interest rate swap agreements resulting in realized losses of approximately $124 million. At December 31, 2012, and December 31, 2011, the Company had no outstanding interest rate swap agreements.
Balance Sheet Presentation
The Company’s commodity derivatives and, when applicable, its interest rate swap derivatives are presented on a net basis in “derivative instruments” on the consolidated balance sheets. The following summarizes the fair value of derivatives outstanding on a gross basis:

	December 31,
	2012	2011
	(in thousands)
Assets:
Commodity derivatives	$1,282,390	$880,175
Liabilities:
Commodity derivatives	$405,619	$320,835

By using derivative instruments to economically hedge exposures to changes in commodity prices and interest rates, when applicable, the Company exposes itself to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes the Company, which creates credit risk. The Company’s counterparties are current participants or affiliates of participants in its Credit Facility or were participants or affiliates of participants in its Credit Facility at the time it originally entered into the derivatives. The Credit Facility is secured by the Company’s oil and natural gas reserves; therefore, the Company is not required to post any collateral. The Company does not receive collateral from its counterparties. The maximum amount of loss due to credit risk that the Company would incur if its counterparties failed completely to perform according to the terms of the contracts, based on the gross fair value of financial instruments, was approximately $1.3 billion at December 31, 2012. The Company minimizes the credit risk in derivative instruments by: (i) limiting its exposure to any single counterparty; (ii) entering into derivative instruments only with counterparties that meet the Company’s minimum credit quality standard, or have a guarantee from an affiliate that meets the Company’s minimum credit quality standard; and (iii) monitoring the creditworthiness of the Company’s counterparties on an ongoing basis. In accordance with the Company’s standard practice, its commodity derivatives and, when applicable, its interest rate derivatives are subject to counterparty netting under agreements governing such derivatives and therefore the risk of loss is somewhat mitigated.
Gains (Losses) on Derivatives
Total gains and losses on derivatives, including realized and unrealized gains and losses, were approximately $125 million, $450 million and $7 million for the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively, and are reported on the consolidated statements of operations in “gains on oil and natural gas derivatives” and “losses on interest rate swaps.”

Fair Value Measurements on a Recurring Basis (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements on a Recurring Basis
Fair Value Measurements on a Recurring Basis
The Company accounts for its commodity derivatives at fair value (see Note 7) on a recurring basis. The Company uses certain pricing models to determine the fair value of its derivative financial instruments. Inputs to the pricing models include publicly available prices and forward price curves generated from a compilation of data gathered from third parties. Company management validates the data provided by third parties by understanding the pricing models used, obtaining market values from other pricing sources, analyzing pricing data in certain situations and confirming that those securities trade in active markets. Assumed credit risk adjustments, based on published credit ratings, public bond yield spreads and credit default swap spreads, are applied to the Company’s commodity derivatives.
The following presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	March 31, 2013
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,034,866	$(340,530)	$694,336
Liabilities:
Commodity derivatives	$352,259	$(340,530)	$11,729

	December 31, 2012
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,282,390	$(401,479)	$880,911
Liabilities:
Commodity derivatives	$405,619	$(401,479)	$4,140

(1)	Represents counterparty netting under agreements governing such derivatives.

Fair Value Measurements on a Recurring Basis
The Company accounts for its commodity derivatives at fair value (see Note 7) on a recurring basis. The Company determines the fair value of its oil and natural gas derivatives utilizing pricing models that use a variety of techniques, including market quotes and pricing analysis. Inputs to the pricing models include publicly available prices and forward price curves generated from a compilation of data gathered from third parties. Company management validates the data provided by third parties by understanding the pricing models used, obtaining market values from other pricing sources, analyzing pricing data in certain situations and confirming that those securities trade in active markets. Assumed credit risk adjustments, based on published credit ratings, public bond yield spreads and credit default swap spreads, are applied to the Company’s commodity derivatives.
The following presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	June 30, 2013
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,181,540	$(228,276)	$953,264
Liabilities:
Commodity derivatives	$230,908	$(228,276)	$2,632

	December 31, 2012
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,282,390	$(401,479)	$880,911
Liabilities:
Commodity derivatives	$405,619	$(401,479)	$4,140

(1)	Represents counterparty netting under agreements governing such derivatives.

Fair Value Measurements on a Recurring Basis
The Company accounts for its commodity derivatives and, when applicable, its interest rate derivatives at fair value (see Note 7) on a recurring basis. The Company uses certain pricing models to determine the fair value of its derivative financial instruments. Inputs to the pricing models include publicly available prices and forward price curves generated from a compilation of data gathered from third parties. Company management validates the data provided by third parties by understanding the pricing models used, obtaining market values from other pricing sources, analyzing pricing data in certain situations and confirming that those securities trade in active markets. Assumed credit risk adjustments, based on published credit ratings, public bond yield spreads and credit default swap spreads, are applied to the Company’s commodity derivatives and, when applicable, its interest rate derivatives.
Fair Value Hierarchy
In accordance with applicable accounting standards, the Company has categorized its financial instruments, based on the priority of inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
Financial assets and liabilities recorded on the consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1	Financial assets and liabilities for which values are based on unadjusted quoted prices for identical assets or liabilities in an active market that management has the ability to access.

Level 2
Financial assets and liabilities for which values are based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability (commodity derivatives and interest rate swaps).

Level 3
Financial assets and liabilities for which values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

When the inputs used to measure fair value fall within different levels of the hierarchy in a liquid environment, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company conducts a review of fair value hierarchy classifications on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification for certain financial assets or liabilities.
The following presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements on a Recurring Basis December 31, 2012
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,282,390	$(401,479)	$880,911
Liabilities:
Commodity derivatives	$405,619	$(401,479)	$4,140

(1)	Represents counterparty netting under agreements governing such derivatives.

Other Property and Equipment (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Property, Plant and Equipment [Line Items]
Other Property and Equipment
Other Property and Equipment
Other property and equipment consists of the following:

	December 31,
	2012	2011
	(in thousands)

Natural gas plant and pipeline	$371,292	$129,863
Buildings and leasehold improvements	19,999	16,158
Vehicles	19,731	13,653
Drilling and other equipment	6,265	3,645
Furniture and office equipment	47,623	29,972
Land	4,278	3,944
	469,188	197,235
Less accumulated depreciation	(73,721)	(48,024)
	$395,467	$149,211

Asset Retirement Obligations (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Asset Retirement Obligations
Asset Retirement Obligations
Asset retirement obligations associated with retiring tangible long-lived assets are recognized as a liability in the period in which a legal obligation is incurred and becomes determinable and are included in “other noncurrent liabilities” on the condensed consolidated balance sheets. Accretion expense is included in “depreciation, depletion and amortization” on the condensed consolidated statements of operations. The fair value of additions to the asset retirement obligations is estimated using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation include estimates of: (i) plug and abandon costs per well based on existing regulatory requirements; (ii) remaining life per well; (iii) future inflation factors (2.0% for the three months ended March 31, 2013); and (iv) a credit-adjusted risk-free interest rate (average of 6.5% for the three months ended March 31, 2013). These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.
The following presents a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligations at December 31, 2012	$151,974
Liabilities added from drilling	590
Current year accretion expense	2,764
Settlements	(1,981)
Revision of estimates	(269)
Asset retirement obligations at March 31, 2013	$153,078

Asset Retirement Obligations
Asset retirement obligations associated with retiring tangible long-lived assets are recognized as a liability in the period in which a legal obligation is incurred and becomes determinable and are included in “other accrued liabilities” and “other noncurrent liabilities” on the condensed consolidated balance sheets. Accretion expense is included in “depreciation, depletion and amortization” on the condensed consolidated statements of operations. The fair value of additions to the asset retirement obligations is estimated using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation include estimates of: (i) plug and abandon costs per well based on existing regulatory requirements; (ii) remaining life per well; (iii) future inflation factors (2.0% for the six months ended June 30, 2013); and (iv) a credit-adjusted risk-free interest rate (average of 6.5% for the six months ended June 30, 2013). These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.
The following presents a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligations at December 31, 2012	$151,974
Liabilities added from drilling	1,575
Liabilities associated with assets sold	(1,092)
Current year accretion expense	5,575
Settlements	(2,687)
Revision of estimates	2,500
Asset retirement obligations at June 30, 2013	$157,845

Asset Retirement Obligations
Asset retirement obligations associated with retiring tangible long-lived assets are recognized as a liability in the period in which a legal obligation is incurred and becomes determinable and are included in “other noncurrent liabilities” on the consolidated balance sheets. Accretion expense is included in “depreciation, depletion and amortization” on the consolidated statements of operations. The fair value of additions to the asset retirement obligations is estimated using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation include estimates of: (i) plug and abandon costs per well based on existing regulatory requirements; (ii) remaining life per well; (iii) future inflation factors (2.0% for each of the years in the three-year period ended December 31, 2012); and (iv) a credit-adjusted risk-free interest rate (average of 6.8%, 7.5% and 8.6% for the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively). These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.
The following presents a reconciliation of the Company’s asset retirement obligations:

	December 31,
	2012	2011
	(in thousands)

Asset retirement obligations at beginning of year	$71,142	$42,945
Liabilities added from acquisitions	63,663	19,853
Liabilities added from drilling	1,799	1,277
Current year accretion expense	8,550	4,140
Settlements	(3,640)	(2,218)
Revision of estimates	10,460	5,145
Asset retirement obligations at end of year	$151,974	$71,142

Commitments and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Commitments and Contingencies
Contingencies
On March 21, 2013, a purported stockholder class action captioned Nancy P. Assad Trust v. Berry Petroleum Co., et al. was filed in the District Court for the City and County of Denver, Colorado, No. 13-CV-31365. The action names as defendants Berry, the members of its board of directors, Bacchus HoldCo, Inc., a direct wholly owned subsidiary of Berry (“HoldCo”), Bacchus Merger Sub, Inc., a direct wholly owned subsidiary of HoldCo (“Bacchus Merger Sub”), LinnCo, LINN Energy and Linn Acquisition Company, LLC, a direct wholly owned subsidiary of LinnCo (“LinnCo Merger Sub”). On April 5, 2013, an amended complaint was filed, which alleges that the individual defendants breached their fiduciary duties in connection with the transactions by engaging in an unfair sales process that resulted in an unfair price for Berry, by failing to disclose all material information regarding the transactions, and that the entity defendants aided and abetted those breaches of fiduciary duty. The amended complaint seeks a declaration that the transactions are unlawful and unenforceable, an order directing the individual defendants to comply with their fiduciary duties, an injunction against consummation of the transactions, or, in the event they are completed, rescission of the transactions, an award of fees and costs, including attorneys’ and experts’ fees and expenses, and other relief. On May 21, 2013, the Colorado District Court stayed and administratively closed the Nancy P. Assad Trust action in favor of the Hall action described below that is pending in the Delaware Court of Chancery.
On April 12, 2013, a purported stockholder class action captioned David Hall v. Berry Petroleum Co., et al. was filed in the Delaware Court of Chancery, C.A. No. 8476-VCG. The complaint names as defendants Berry, the members of its board of directors, HoldCo, Bacchus Merger Sub, LinnCo, LINN Energy and LinnCo Merger Sub. The complaint alleges that the individual defendants breached their fiduciary duties in connection with the transactions by engaging in an unfair sales process that resulted in an unfair price for Berry, by failing to disclose all material information regarding the transactions, and that the entity defendants aided and abetted those breaches of fiduciary duty. The complaint seeks a declaration that the transactions are unlawful and unenforceable, an order directing the individual defendants to comply with their fiduciary duties, an injunction against consummation of the transactions, or, in the event they are completed, rescission of the transactions, an award of fees and costs, including attorneys’ and experts’ fees and expenses, and other relief. After expedited discovery, the plaintiffs in this case made a settlement proposal and the parties are currently engaged in settlement discussions. The Company is unable to estimate a possible loss, or range of possible loss, if any, at this time.
On July 9, 2013, Anthony Booth, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of Texas, against LINN Energy, Mark E. Ellis, Kolja Rockov, and David B. Rottino (the “Booth Action”). On July 18, 2013, the Catherine A. Fisher Trust, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of Texas, against the same defendants (the “Fisher Action”). On July 17, 2013, Don Gentry, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of Texas, against LINN Energy, LinnCo, Mark E. Ellis, Kolja Rockov, David B. Rottino, George A. Alcorn, David D. Dunlap, Terrence S. Jacobs, Michael C. Linn, Joseph P. McCoy, Jeffrey C. Swoveland, and the various underwriters for LinnCo’s initial public offering (the “Gentry Action”) (the Booth Action, Fisher Action, and Gentry Action together, the “Texas Federal Actions”). The Texas Federal Actions each assert claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the “Exchange Act”) based on allegations that the Company made false or misleading statements relating to its hedging strategy, the cash flow available for distribution to unitholders, and the Company’s energy production. The Gentry Action asserts additional claims under Sections 11 and 15 of the Securities Act of 1933 based on alleged misstatements relating to these issues in the prospectus and registration statement for LinnCo’s initial public offering. The cases are in their preliminary stages and it is possible that additional similar actions could be filed.  As a result, the Company is unable to estimate a possible loss, or range of possible loss, if any.
On July 10, 2013, David Adrian Luciano, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of New York, against LINN Energy, LinnCo, Mark E. Ellis, Kolja Rockov, David B. Rottino, George A. Alcorn, David D. Dunlap, Terrence S. Jacobs, Michael C. Linn, Joseph P. McCoy, Jeffrey C. Swoveland, and the various underwriters for LinnCo’s initial public offering (the “Luciano Action”). On July 12, 2013, Frank Donio, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of New York, against the same defendants (the “Donio Action”). On July 19, 2013, John Cottrell, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of New York, against LINN Energy, Mark E. Ellis, Kolja Rockov, and David B. Rottino (the “Cottrell Action”). On July 23, 2013, Kevin Feldman, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of New York, against the same defendants as in the Luciano Action (the “Feldman Action”) (the Luciano Action, Donio Action, Cottrell Action, and Feldman Action together, the “New York Federal Actions”). The Donio Action and the Cottrell Action assert claims under Sections 10(b) and 20(a) of the Exchange Act based on allegations that the Company made false or misleading statements relating to its hedging strategy, the cash flow available for distribution to unitholders, and the Company’s energy production. The Luciano Action and the Feldman Action assert claims under Sections 11 and 15 of the Securities Act of 1933 based on alleged misstatements relating to these issues in the prospectus and registration statement for LinnCo’s initial public offering. The cases are in their preliminary stages and it is possible that additional similar actions could be filed. As a result, the Company is unable to estimate a possible loss, or range of possible loss, if any.
On July 10, 2013, Judy Mesirov, derivatively on behalf of nominal defendant LINN Energy, filed a shareholder derivative petition against Mark E. Ellis, Kolja Rockov, David B. Rottino, Arden L. Walker, Jr., Charlene A. Ripley, Michael C. Linn, Joseph P. McCoy, George A. Alcorn, Terrence S. Jacobs, David D. Dunlap, Jeffrey C. Swoveland, and Linda M. Stephens in the District Court of Harris County, Texas (the “Mesirov Action”). On July 12, 2013, John Peters, derivatively on behalf of nominal defendant LINN Energy, filed a shareholder derivative petition against many of the same defendants in the District Court of Harris County, Texas (the “Peters Action”) (the Mesirov Action and Peters Action together, the “Texas Derivative Actions”). The Texas Derivative Actions assert derivative claims on behalf of LINN Energy against the individual defendants for alleged breaches of fiduciary duty, waste of corporate assets, mismanagement, abuse of control, and unjust enrichment based on factual allegations similar to those in the Texas Federal Actions and the New York Federal Actions. The cases are in their preliminary stages and it is possible that additional similar actions could be filed in the District Court of Harris County, Texas, or in other jurisdictions. As a result, the Company is unable to estimate a possible loss, or range of possible loss, if any.

Linn Energy, LLC [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies
Commitments and Contingencies
The Company has been named as a defendant in a number of lawsuits, including claims from royalty owners related to disputed royalty payments and royalty valuations. The Company has established reserves that management currently believes are adequate to provide for potential liabilities based upon its evaluation of these matters. For a certain statewide class action royalty payment dispute where a reserve has not yet been established, the Company has denied that it has any liability on the claims and has raised arguments and defenses that, if accepted by the court, will result in no loss to the Company. Discovery related to class certification has concluded. Briefing and the hearing on class certification have been deferred by court order pending the Tenth Circuit Court of Appeals’ resolution of interlocutory appeals of two unrelated class certification orders. As a result, the Company is unable to estimate a possible loss, or range of possible loss, if any. In addition, the Company is involved in various other disputes arising in the ordinary course of business. The Company is not currently a party to any litigation or pending claims that it believes would have a material adverse effect on its overall business, financial position, results of operations or liquidity; however, cash flow could be significantly impacted in the reporting periods in which such matters are resolved.

Commitments and Contingencies
The Company has been named as a defendant in a number of lawsuits, including claims from royalty owners related to disputed royalty payments and royalty valuations. The Company has established reserves that management currently believes are adequate to provide for potential liabilities based upon its evaluation of these matters. For a certain statewide class action royalty payment dispute where a reserve has not yet been established, the Company has denied that it has any liability on the claims and has raised arguments and defenses that, if accepted by the court, will result in no loss to the Company. Discovery related to class certification has concluded. Briefing and the hearing on class certification have been deferred by court order pending the Tenth Circuit Court of Appeals’ resolution of interlocutory appeals of two unrelated class certification orders. As a result, the Company is unable to estimate a possible loss, or range of possible loss, if any. In addition, the Company is involved in various other disputes arising in the ordinary course of business. The Company is not currently a party to any litigation or pending claims that it believes would have a material adverse effect on its overall business, financial position, results of operations or liquidity; however, cash flow could be significantly impacted in the reporting periods in which such matters are resolved.
On March 21, 2013, a purported stockholder class action captioned Nancy P. Assad Trust v. Berry Petroleum Co., et al. was filed in the District Court for the City and County of Denver, Colorado, No. 13-CV-31365. The action names as defendants Berry, the members of its board of directors, Bacchus HoldCo, Inc., a direct wholly owned subsidiary of Berry (“HoldCo”), Bacchus Merger Sub, Inc., a direct wholly owned subsidiary of HoldCo (“Bacchus Merger Sub”), LinnCo, LINN Energy and Linn Acquisition Company, LLC, a direct wholly owned subsidiary of LinnCo (“LinnCo Merger Sub”). On April 5, 2013, an amended complaint was filed, which alleges that the individual defendants breached their fiduciary duties in connection with the transactions by engaging in an unfair sales process that resulted in an unfair price for Berry, by failing to disclose all material information regarding the transactions, and that the entity defendants aided and abetted those breaches of fiduciary duty. The amended complaint seeks a declaration that the transactions are unlawful and unenforceable, an order directing the individual defendants to comply with their fiduciary duties, an injunction against consummation of the transactions, or, in the event they are completed, rescission of the transactions, an award of fees and costs, including attorneys’ and experts’ fees and expenses, and other relief. On May 21, 2013, the Colorado District Court stayed and administratively closed the Nancy P. Assad Trust action in favor of the Hall action described below that is pending in the Delaware Court of Chancery.
On April 12, 2013, a purported stockholder class action captioned David Hall v. Berry Petroleum Co., et al. was filed in the Delaware Court of Chancery, C.A. No. 8476-VCG. The complaint names as defendants Berry, the members of its board of directors, HoldCo, Bacchus Merger Sub, LinnCo, LINN Energy and LinnCo Merger Sub. The complaint alleges that the individual defendants breached their fiduciary duties in connection with the transactions by engaging in an unfair sales process that resulted in an unfair price for Berry, by failing to disclose all material information regarding the transactions, and that the entity defendants aided and abetted those breaches of fiduciary duty. The complaint seeks a declaration that the transactions are unlawful and unenforceable, an order directing the individual defendants to comply with their fiduciary duties, an injunction against consummation of the transactions, or, in the event they are completed, rescission of the transactions, an award of fees and costs, including attorneys’ and experts’ fees and expenses, and other relief. After expedited discovery, the plaintiffs in this case made a settlement proposal and the parties are currently engaged in settlement discussions. The Company is unable to estimate a possible loss, or range of possible loss, if any, at this time.
On July 9, 2013, Anthony Booth, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of Texas, against LINN Energy, Mark E. Ellis, Kolja Rockov, and David B. Rottino (the “Booth Action”). On July 18, 2013, the Catherine A. Fisher Trust, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of Texas, against the same defendants (the “Fisher Action”). On July 17, 2013, Don Gentry, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of Texas, against LINN Energy, LinnCo, Mark E. Ellis, Kolja Rockov, David B. Rottino, George A. Alcorn, David D. Dunlap, Terrence S. Jacobs, Michael C. Linn, Joseph P. McCoy, Jeffrey C. Swoveland, and the various underwriters for LinnCo’s initial public offering (the “Gentry Action”) (the Booth Action, Fisher Action, and Gentry Action together, the “Texas Federal Actions”). The Texas Federal Actions each assert claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the “Exchange Act”) based on allegations that the Company made false or misleading statements relating to its hedging strategy, the cash flow available for distribution to unitholders, and the Company’s energy production. The Gentry Action asserts additional claims under Sections 11 and 15 of the Securities Act of 1933 based on alleged misstatements relating to these issues in the prospectus and registration statement for LinnCo’s initial public offering. The cases are in their preliminary stages and it is possible that additional similar actions could be filed.  As a result, the Company is unable to estimate a possible loss, or range of possible loss, if any.
On July 10, 2013, David Adrian Luciano, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of New York, against LINN Energy, LinnCo, Mark E. Ellis, Kolja Rockov, David B. Rottino, George A. Alcorn, David D. Dunlap, Terrence S. Jacobs, Michael C. Linn, Joseph P. McCoy, Jeffrey C. Swoveland, and the various underwriters for LinnCo’s initial public offering (the “Luciano Action”). On July 12, 2013, Frank Donio, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of New York, against the same defendants (the “Donio Action”). On July 19, 2013, John Cottrell, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of New York, against LINN Energy, Mark E. Ellis, Kolja Rockov, and David B. Rottino (the “Cottrell Action”). On July 23, 2013, Kevin Feldman, individually and on behalf of all other persons similarly situated, filed a class action complaint in the United States District Court, Southern District of New York, against the same defendants as in the Luciano Action (the “Feldman Action”) (the Luciano Action, Donio Action, Cottrell Action, and Feldman Action together, the “New York Federal Actions”). The Donio Action and the Cottrell Action assert claims under Sections 10(b) and 20(a) of the Exchange Act based on allegations that the Company made false or misleading statements relating to its hedging strategy, the cash flow available for distribution to unitholders, and the Company’s energy production. The Luciano Action and the Feldman Action assert claims under Sections 11 and 15 of the Securities Act of 1933 based on alleged misstatements relating to these issues in the prospectus and registration statement for LinnCo’s initial public offering. The cases are in their preliminary stages and it is possible that additional similar actions could be filed. As a result, the Company is unable to estimate a possible loss, or range of possible loss, if any.
On July 10, 2013, Judy Mesirov, derivatively on behalf of nominal defendant LINN Energy, filed a shareholder derivative petition against Mark E. Ellis, Kolja Rockov, David B. Rottino, Arden L. Walker, Jr., Charlene A. Ripley, Michael C. Linn, Joseph P. McCoy, George A. Alcorn, Terrence S. Jacobs, David D. Dunlap, Jeffrey C. Swoveland, and Linda M. Stephens in the District Court of Harris County, Texas (the “Mesirov Action”). On July 12, 2013, John Peters, derivatively on behalf of nominal defendant LINN Energy, filed a shareholder derivative petition against many of the same defendants in the District Court of Harris County, Texas (the “Peters Action”) (the Mesirov Action and Peters Action together, the “Texas Derivative Actions”). The Texas Derivative Actions assert derivative claims on behalf of LINN Energy against the individual defendants for alleged breaches of fiduciary duty, waste of corporate assets, mismanagement, abuse of control, and unjust enrichment based on factual allegations similar to those in the Texas Federal Actions and the New York Federal Actions. The cases are in their preliminary stages and it is possible that additional similar actions could be filed in the District Court of Harris County, Texas, or in other jurisdictions. As a result, the Company is unable to estimate a possible loss, or range of possible loss, if any.
In 2008, Lehman Brothers Holdings Inc. and Lehman Brothers Commodity Services Inc. (together “Lehman”), filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code with the U.S. Bankruptcy Court for the Southern District of New York. In March 2011, the Company and Lehman entered into Termination Agreements under which the Company was granted general unsecured claims against Lehman in the amount of $51 million (the “Company Claim”). In December 2011, a Chapter 11 Plan (“Lehman Plan”) was approved by the Bankruptcy Court. Based on the recovery estimates described in the approved disclosure statement relating to the Lehman Plan, the Company expects to ultimately receive a substantial portion of the Company Claim. In April 2012, an initial distribution under the Lehman Plan of approximately $25 million was received by the Company resulting in a gain of approximately $18 million, and in April 2013, the Company received approximately $5 million of the Company Claim, both of which are included in “gains on oil and natural gas derivatives” on the condensed consolidated statements of operations. In the aggregate, the Company has received approximately $33 million, including approximately $3 million received in October 2012, of the Company Claim and additional distributions are expected to occur in the future.

Commitments and Contingencies
The Company has been named as a defendant in a number of lawsuits, including claims from royalty owners related to disputed royalty payments and royalty valuations. The Company has established reserves that management currently believes are adequate to provide for potential liabilities based upon its evaluation of these matters. For a certain statewide class action royalty payment dispute where a reserve has not yet been established, the Company has denied that it has any liability on the claims and has raised arguments and defenses that, if accepted by the court, will result in no loss to the Company. Discovery related to class certification has concluded. Briefing and the hearing on class certification have been deferred by court order pending the Tenth Circuit Court of Appeals’ resolution of interlocutory appeals of two unrelated class certification orders. As a result, the Company is unable to estimate a possible loss, or range of possible loss, if any. In addition, the Company is involved in various other disputes arising in the ordinary course of business. The Company is not currently a party to any litigation or pending claims that it believes would have a material adverse effect on its overall business, financial position, results of operations or liquidity; however, cash flow could be significantly impacted in the reporting periods in which such matters are resolved.
In 2008, Lehman Brothers Holdings Inc. and Lehman Brothers Commodity Services Inc. (together “Lehman”), filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code with the U.S. Bankruptcy Court for the Southern District of New York. In March 2011, the Company and Lehman entered into Termination Agreements under which the Company was granted general unsecured claims against Lehman in the amount of $51 million (the “Company Claim”). In December 2011, a Chapter 11 Plan (“Lehman Plan”) was approved by the Bankruptcy Court. Based on the recovery estimates described in the approved disclosure statement relating to the Lehman Plan, the Company expects to ultimately receive a substantial portion of the Company Claim. During 2012, the Company received approximately $28 million of the Company Claim under the Lehman Plan resulting in realized gains of approximately $22 million, which is included in “gains on oil and natural gas derivatives” on the consolidated statement of operations. Additional distributions may occur in the future.

Earnings Per Unit (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Unit Reconciliation
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net loss:

	Net Loss (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended March 31, 2013:
Net loss:
Allocated to units	$(221,885)
Allocated to participating securities	(1,301)
	$(223,186)
Net loss per unit:
Basic net loss per unit		233,176	$(0.96)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		233,176	$(0.96)

Three months ended March 31, 2012:
Net loss:
Allocated to units	$(6,202)
Allocated to participating securities	(1,375)
	$(7,577)
Net loss per unit:
Basic net loss per unit		193,256	$(0.04)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		193,256	$(0.04)

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income:

	Net Income (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended June 30, 2013:
Net income:
Allocated to units	$345,157
Allocated to participating securities	(2,629)
	$342,528
Net income per unit:
Basic net income per unit		233,448	$1.47
Dilutive effect of unit equivalents		462	(0.01)
Diluted net income per unit		233,910	$1.46

Three months ended June 30, 2012:
Net income:
Allocated to units	$237,086
Allocated to participating securities	(2,232)
	$234,854
Net income per unit:
Basic net income per unit		197,507	$1.19
Dilutive effect of unit equivalents		653	—
Diluted net income per unit		198,160	$1.19

Six months ended June 30, 2013:
Net income:
Allocated to units	$123,272
Allocated to participating securities	(2,599)
	$120,673
Net income per unit:
Basic net income per unit		233,313	$0.52
Dilutive effect of unit equivalents		487	—
Diluted net income per unit		233,800	$0.52

Six months ended June 30, 2012:
Net income:
Allocated to units	$230,884
Allocated to participating securities	(2,735)
	$228,149
Net income per unit:
Basic net income per unit		195,382	$1.17
Dilutive effect of unit equivalents		657	(0.01)
Diluted net income per unit		196,039	$1.16

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income (loss):

	Net Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Year ended December 31, 2012:
Net loss:
Allocated to units	$(386,616)
Allocated to unvested restricted units	(4,575)
	$(391,191)
Net loss per unit:
Basic net loss per unit		203,775	$(1.92)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		203,775	$(1.92)

Year ended December 31, 2011:
Net income:
Allocated to units	$438,439
Allocated to unvested restricted units	(4,739)
	$433,700
Net income per unit:
Basic net income per unit		172,004	$2.52
Dilutive effect of unit equivalents		725	(0.01)
Diluted net income per unit		172,729	$2.51

Year ended December 31, 2010:
Net loss:
Allocated to units	$(114,288)
Allocated to unvested restricted units	—
	$(114,288)
Net loss per unit:
Basic net loss per unit		142,535	$(0.80)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		142,535	$(0.80)

Earnings Per Unit
Earnings Per Unit
Basic earnings per unit is computed by dividing net earnings attributable to unitholders by the weighted average number of units outstanding during each period. Diluted earnings per unit is computed by adjusting the average number of units outstanding for the dilutive effect, if any, of unit equivalents. The Company uses the treasury stock method to determine the dilutive effect.
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net loss:

	Net Loss (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended March 31, 2013:
Net loss:
Allocated to units	$(221,885)
Allocated to participating securities	(1,301)
	$(223,186)
Net loss per unit:
Basic net loss per unit		233,176	$(0.96)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		233,176	$(0.96)

Three months ended March 31, 2012:
Net loss:
Allocated to units	$(6,202)
Allocated to participating securities	(1,375)
	$(7,577)
Net loss per unit:
Basic net loss per unit		193,256	$(0.04)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		193,256	$(0.04)

Basic units outstanding excludes the effect of weighted average anti-dilutive unit equivalents related to approximately 5 million and 2 million unit options and warrants for the three months ended March 31, 2013, and March 31, 2012, respectively. All equivalent units were anti-dilutive for the three months ended March 31, 2013, and March 31, 2012.

Earnings Per Unit
Basic earnings per unit is computed by dividing net earnings attributable to unitholders by the weighted average number of units outstanding during each period. Diluted earnings per unit is computed by adjusting the average number of units outstanding for the dilutive effect, if any, of unit equivalents. The Company uses the treasury stock method to determine the dilutive effect.
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income:

	Net Income (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended June 30, 2013:
Net income:
Allocated to units	$345,157
Allocated to participating securities	(2,629)
	$342,528
Net income per unit:
Basic net income per unit		233,448	$1.47
Dilutive effect of unit equivalents		462	(0.01)
Diluted net income per unit		233,910	$1.46

Three months ended June 30, 2012:
Net income:
Allocated to units	$237,086
Allocated to participating securities	(2,232)
	$234,854
Net income per unit:
Basic net income per unit		197,507	$1.19
Dilutive effect of unit equivalents		653	—
Diluted net income per unit		198,160	$1.19

Six months ended June 30, 2013:
Net income:
Allocated to units	$123,272
Allocated to participating securities	(2,599)
	$120,673
Net income per unit:
Basic net income per unit		233,313	$0.52
Dilutive effect of unit equivalents		487	—
Diluted net income per unit		233,800	$0.52

Six months ended June 30, 2012:
Net income:
Allocated to units	$230,884
Allocated to participating securities	(2,735)
	$228,149
Net income per unit:
Basic net income per unit		195,382	$1.17
Dilutive effect of unit equivalents		657	(0.01)
Diluted net income per unit		196,039	$1.16

Basic units outstanding excludes the effect of weighted average anti-dilutive unit equivalents related to approximately 3 million unit options and warrants for the three months and six months ended June 30, 2013. There were no anti-dilutive unit equivalents for the three months or six months ended June 30, 2012.

Earnings Per Unit
Basic earnings per unit is computed by dividing net earnings attributable to unitholders by the weighted average number of units outstanding during each period. Diluted earnings per unit is computed by adjusting the average number of units outstanding for the dilutive effect, if any, of unit equivalents. The Company uses the treasury stock method to determine the dilutive effect.
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income (loss):

	Net Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Year ended December 31, 2012:
Net loss:
Allocated to units	$(386,616)
Allocated to unvested restricted units	(4,575)
	$(391,191)
Net loss per unit:
Basic net loss per unit		203,775	$(1.92)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		203,775	$(1.92)

Year ended December 31, 2011:
Net income:
Allocated to units	$438,439
Allocated to unvested restricted units	(4,739)
	$433,700
Net income per unit:
Basic net income per unit		172,004	$2.52
Dilutive effect of unit equivalents		725	(0.01)
Diluted net income per unit		172,729	$2.51

Year ended December 31, 2010:
Net loss:
Allocated to units	$(114,288)
Allocated to unvested restricted units	—
	$(114,288)
Net loss per unit:
Basic net loss per unit		142,535	$(0.80)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		142,535	$(0.80)
Basic units outstanding excludes the effect of weighted average anti-dilutive unit equivalents related to approximately 2 million unit options and warrants for each of the years ended December 31, 2012, and December 31, 2010. All equivalent units were anti-dilutive for the years ended December 31, 2012, and December 31, 2010, respectively. There were no anti-dilutive unit equivalents for the year ended December 31, 2011.

Operating Leases (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Operating Leased Assets [Line Items]
Operating Leases
Operating Leases
The Company leases office space and other property and equipment under lease agreements expiring on various dates through 2019. The Company recognized expense under operating leases of approximately $7 million, $5 million and $5 million, for the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively.
As of December 31, 2012, future minimum lease payments were as follows (in thousands):

2013	$6,459
2014	6,718
2015	6,660
2016	4,396
2017	4,381
Thereafter	8,761
$37,375

Income Taxes	3 Months Ended	6 Months Ended	8 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]
Operating Loss Carryforwards [Line Items]
Income Taxes
Income Tax
LinnCo is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Deferred income tax assets and liabilities are recognized for temporary differences between the basis of the Company’s assets and liabilities for financial and tax reporting purposes. The Company’s deferred tax assets and deferred tax liabilities were approximately $24 million and $23 million, respectively, at March 31, 2013, and approximately $10 million and $23 million, respectively, at December 31, 2012. At March 31, 2013, and December 31, 2012, the majority of the Company’s temporary difference and associated deferred tax benefit (expense) resulted from its investment in LINN Energy.

Income Tax
LinnCo is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Deferred income tax assets and liabilities are recognized for temporary differences between the basis of the Company’s assets and liabilities for financial and tax reporting purposes. At June 30, 2013, and December 31, 2012, the majority of the Company’s temporary difference and associated deferred tax expense resulted from its investment in LINN Energy.

Income Taxes
The Company is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Income tax expense consisted of the following:

April 30, 2012 (Inception) To December 31, 2012
(in thousands)

Deferred taxes:
Federal	$11,867
State	661
$12,528

During the period from April 30, 2012 (inception) to December 31, 2012, the Company also recorded approximately $1 million of deferred taxes, related to issuance costs, to equity. As of December 31, 2012, the Company had approximately $2 million of net operating loss carryforwards for federal income tax purposes which will begin expiring in 2032.
A reconciliation of the federal statutory tax rate to the effective tax rate is as follows:

April 30, 2012 (Inception) To December 31, 2012

Federal statutory rate	35.0%
State, net of federal tax benefit	2.0
Other items	0.8
Effective rate	37.8%

Significant components of the deferred tax assets and liabilities were as follows:

December 31, 2012
(in thousands)

Deferred tax assets:
Net operating loss carryforwards	$622
Unamortized intangible drilling costs	9,029
Total deferred tax assets	9,651

Deferred tax liabilities:
Investment in LINN Energy	(23,210)
Total deferred tax liabilities	(23,210)
Net deferred tax liabilities	$(13,559)

Net deferred tax assets and liabilities were classified on the balance sheet as follows:

December 31, 2012
(in thousands)

Noncurrent deferred tax assets	$9,651
Noncurrent deferred tax liabilities	(23,210)
Net noncurrent deferred tax liabilities	$(13,559)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. At December 31, 2012, based upon the projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the full benefits of its deferred tax assets and therefore the Company has not recorded a valuation allowance against the deferred tax assets. The amount of deferred tax assets considered realizable could be reduced in the future if estimates of future taxable income during the carryforward period are reduced.
In accordance with the applicable accounting standard, the Company recognizes only the impact of income tax positions that, based on their merits, are more likely than not to be sustained upon audit by a taxing authority. To evaluate its current tax positions in order to identify any material uncertain tax positions, the Company developed a policy of identifying and evaluating uncertain tax positions that considers support for each tax position, industry standards, tax return disclosures and schedules, and the significance of each position. It is the Company’s policy to recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. The Company had no material uncertain tax positions at December 31, 2012.

Income Taxes
The Company is a limited liability company treated as a partnership for federal and state income tax purposes, with the exception of the state of Texas, in which income tax liabilities and/or benefits of the Company are passed through to its unitholders. Limited liability companies are subject to Texas margin tax. In addition, certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. As such, with the exception of the state of Texas and certain subsidiaries, the Company is not a taxable entity, it does not directly pay federal and state income taxes and recognition has not been given to federal and state income taxes for the operations of the Company. Amounts recognized for income taxes are reported in “income tax expense” on the condensed consolidated statements of operations

Income Taxes
The Company is a limited liability company treated as a partnership for federal and state income tax purposes, with the exception of the state of Texas, in which income tax liabilities and/or benefits of the Company are passed through to its unitholders. Limited liability companies are subject to Texas margin tax. In addition, certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. As such, with the exception of the state of Texas and certain subsidiaries, the Company is not a taxable entity, it does not directly pay federal and state income taxes and recognition has not been given to federal and state income taxes for the operations of the Company. Amounts recognized for income taxes are reported in “income tax expense (benefit)” on the condensed consolidated statements of operations.

Income Taxes
The Company is a limited liability company treated as a partnership for federal and state income tax purposes, with the exception of the state of Texas, in which income tax liabilities and/or benefits of the Company are passed through to its unitholders. Limited liability companies are subject to Texas margin tax. Limited liability companies were also subject to state income taxes in the state of Michigan during 2011 and 2010. In addition, certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. As such, with the exception of the state of Texas and certain subsidiaries, the Company is not a taxable entity, it does not directly pay federal and state income taxes and recognition has not been given to federal and state income taxes for the operations of the Company, except as set forth in the tables below. Amounts recognized for income taxes are reported in “income tax expense” on the consolidated statements of operations.
The Company’s taxable income or loss, which may vary substantially from the net income or net loss reported on the consolidated statements of operations, is includable in the federal and state income tax returns of each unitholder. The aggregate difference in the basis of net assets for financial and tax reporting purposes cannot be readily determined as the Company does not have access to information about each unitholder’s tax attributes.
Certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. Income tax expense (benefit) consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current taxes:
Federal	$2,711	$4,551	$65
State	439	605	1,088
Deferred taxes:
Federal	323	(1,148)	2,862
State	(683)	1,458	226
	$2,790	$5,466	$4,241
As of December 31, 2012, the Company’s taxable entities had approximately $10 million of net operating loss carryforwards for federal income tax purposes which will begin expiring in 2031.
A reconciliation of the federal statutory tax rate to the effective tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010

Federal statutory rate	35.0%	35.0%	35.0%
State, net of federal tax benefit	0.1	0.5	(1.2)
Loss excluded from nontaxable entities	(35.6)	(34.4)	(37.5)
Other items	(0.2)	0.1	(0.1)
Effective rate	(0.7)%	1.2%	(3.8)%

Significant components of the deferred tax assets and liabilities were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$—	$159
Unit-based compensation	10,579	9,146
Other	4,924	3,606
Total deferred tax assets	15,503	12,911
Deferred tax liabilities:
Property and equipment principally due to differences in depreciation	(11,049)	(8,226)
Other	(1,055)	(1,646)
Total deferred tax liabilities	(12,104)	(9,872)
Net deferred tax assets	$3,399	$3,039

Net deferred tax assets and liabilities were classified on the consolidated balance sheets as follows:

	December 31,
	2012	2011
	(in thousands)

Deferred tax assets	$10,318	$8,279
Deferred tax liabilities	(612)	(589)
Other current assets	$9,706	$7,690

Deferred tax assets	$5,186	$4,632
Deferred tax liabilities	(11,493)	(9,283)
Other noncurrent liabilities	$(6,307)	$(4,651)
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. At December 31, 2012, based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences. The amount of deferred tax assets considered realizable could be reduced in the future if estimates of future taxable income during the carryforward period are reduced.
In accordance with the applicable accounting standard, the Company recognizes only the impact of income tax positions that, based on their merits, are more likely than not to be sustained upon audit by a taxing authority. To evaluate its current tax positions in order to identify any material uncertain tax positions, the Company developed a policy of identifying and evaluating uncertain tax positions that considers support for each tax position, industry standards, tax return disclosures and schedules, and the significance of each position. It is the Company’s policy to recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. The Company had no material uncertain tax positions at December 31, 2012, and December 31, 2011.

Distribution Received and Dividend Paid (Notes)	3 Months Ended	6 Months Ended	8 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Distribution Received and Dividend Paid
Distributions and Dividends
On January 24, 2013, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the fourth quarter of 2012. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, was paid to LinnCo on February 14, 2013.
On January 24, 2013, the Company’s Board declared a cash dividend of $0.71 per common share with respect to the fourth quarter of 2012, which was net of a tax reserve of $0.015 per common share from the LINN Energy distribution of $0.725 per unit. The dividend, totaling approximately $25 million after deducting the estimated income tax reserve of approximately $522,000, was paid by the Company on February 15, 2013.
On April 23, 2013, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the first quarter of 2013. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, will be paid to LinnCo on May 15, 2013.
On April 23, 2013, the Company’s Board declared a cash dividend of $0.725 per common share with respect to the first quarter of 2013. Company management has determined that no income tax reserve is required to be deducted from the cash dividend declared on April 23, 2013. The dividend, totaling approximately $25 million, will be paid on May 16, 2013, to shareholders of record as of the close of business on May 8, 2013.

Distributions and Dividends
On April 23, 2013, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the first quarter of 2013. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, was paid to LinnCo on May 15, 2013.
On April 23, 2013, the Company’s Board declared a cash dividend of $0.725 per common share with respect to the first quarter of 2013. Company management determined that no income tax reserve was required to be deducted from the cash dividend declared on April 23, 2013. The dividend, totaling approximately $25 million, was paid by the Company on May 16, 2013.
In April 2013, LINN Energy’s and LinnCo’s Boards approved a change in the distribution and dividend policies that provides a distribution and dividend with respect to any quarter may be made, at the discretion of the Boards, (i) within 45 days following the end of each quarter or (ii) in three equal installments within 15, 45 and 75 days following the end of each quarter. The first monthly distributions and dividends were paid in July 2013.
On July 1, 2013, LINN Energy’s Board declared a cash distribution of $0.2416 per unit. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $8 million, was paid to LinnCo on July 15, 2013.
On July 1, 2013, the Company’s Board declared a cash dividend of $0.2416 per common share. Company management has determined that no income tax reserve is required to be deducted from the cash dividend declared on July 1, 2013. The dividend, totaling approximately $8 million, was paid on July 16, 2013, to shareholders of record as of the close of business on July 10, 2013.

Distribution Received and Dividend Paid
On October 23, 2012, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the third quarter of 2012. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, was paid to LinnCo on November 14, 2012.
On October 23, 2012, the Company’s Board declared a cash dividend of $0.71 per common share with respect to the third quarter of 2012, which was net of a tax reserve of $0.015 per common share from the LINN Energy distribution of $0.725 per unit. The dividend, totaling approximately $25 million after deducting the estimated income tax reserve of approximately $522,000, was paid by the Company on November 15, 2012.

Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows	3 Months Ended	6 Months Ended	8 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]
Balance Sheet and Cash Flow Supplemental Disclosures [Text Block]
Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows
“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	March 31, 2013	December 31, 2012
	(in thousands)

Accrued compensation	$13,886	$35,431
Accrued interest	123,407	72,668
Other	7,754	7,146
	$145,047	$115,245

Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Three Months Ended March 31,
	2013	2012
	(in thousands)

Cash payments for interest, net of amounts capitalized	$44,209	$42,517
Cash payments for income taxes	$—	$20

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties and joint-venture funding, assets were acquired and liabilities were assumed as follows:
Fair value of assets acquired	$8,101	$1,257,765
Fair value of liabilities assumed	15,093	(28,233)
Receivables from sellers	(1,212)	772
Payables to sellers	(6,854)	—
Cash paid	$15,128	$1,230,304

For purposes of the condensed consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents. Restricted cash of approximately $5 million is included in “other noncurrent assets” on the condensed consolidated balance sheets at March 31, 2013, and December 31, 2012, and represents cash deposited by the Company into a separate account and designated for asset retirement obligations in accordance with contractual agreements.
The Company manages its working capital and cash requirements to borrow only as needed from its Credit Facility. At December 31, 2012, reclassified net outstanding checks of approximately $35 million were included in “accounts payable and accrued expenses” on the condensed consolidated balance sheet. There was no such balance at March 31, 2013. The Company presents these net outstanding checks as cash flows from financing activities on the condensed consolidated statements of cash flows.

Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows
“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	June 30, 2013	December 31, 2012
	(in thousands)

Accrued compensation	$20,513	$35,431
Accrued interest	73,453	72,668
Other	6,733	7,146
	$100,699	$115,245

Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Six Months Ended June 30,
	2013	2012
	(in thousands)

Cash payments for interest, net of amounts capitalized	$192,517	$128,617
Cash payments for income taxes	$14	$306

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties and joint-venture funding, assets were acquired and liabilities were assumed as follows:
Fair value of assets acquired	$7,655	$1,841,027
Cash (paid) received	3,231	(1,455,433)
Receivables from sellers	1,792	772
Payables to sellers	(6,854)	(422)
Liabilities assumed	$5,824	$385,944

Included in “acquisition of oil and natural gas properties and joint-venture funding” on the condensed consolidated statements of cash flows for the six months ended June 30, 2013, and June 30, 2012, respectively, are approximately $68 million paid by the Company towards the future funding commitment related to the joint-venture agreement entered into with Anadarko and a deposit of approximately $308 million paid by the Company for the acquisition in the Green River Basin region that was pending at June 30, 2012.
For purposes of the condensed consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents. Restricted cash of approximately $5 million is included in “other noncurrent assets” on the condensed consolidated balance sheets at June 30, 2013, and December 31, 2012, and represents cash deposited by the Company into a separate account and designated for asset retirement obligations in accordance with contractual agreements.
The Company manages its working capital and cash requirements to borrow only as needed from its Credit Facility. At June 30, 2013, and December 31, 2012, net outstanding checks of approximately $14 million and $35 million, respectively, were reclassified and included in “accounts payable and accrued expenses” on the condensed consolidated balance sheet. The Company presents net outstanding checks as cash flows from financing activities on the condensed consolidated statements of cash flows.

Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows
Supplemental Disclosures to the Consolidated Balance Sheets and Consolidated Statements of Cash Flows
“Other accrued liabilities” reported on the consolidated balance sheets include the following:

	December 31,
	2012	2011
	(in thousands)

Accrued compensation	$35,431	$19,581
Accrued interest	72,668	55,170
Other	7,146	1,147
	$115,245	$75,898

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

Cash payments for interest, net of amounts capitalized	$343,331	$247,217	$128,807

Cash payments for income taxes	$366	$487	$1,797

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follow:
Fair value of assets acquired	$2,923,990	$1,523,466	$1,375,010
Cash paid, net of cash acquired	(2,640,475)	(1,500,193)	(1,351,033)
Receivable from seller	2,132	3,557	9,976
Payables to sellers	443	(4,847)	—
Liabilities assumed	$286,090	$21,983	$33,953

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents. Restricted cash of approximately $5 million and $4 million is included in “other noncurrent assets” on the consolidated balance sheets at December 31, 2012, and December 31, 2011, respectively, and represents cash deposited by the Company into a separate account and designated for asset retirement obligations in accordance with contractual agreements.
The Company manages its working capital and cash requirements to borrow only as needed from its Credit Facility. At December 31, 2012, and December 31, 2011, approximately $35 million and $54 million, respectively, were included in “accounts payable and accrued expenses” on the consolidated balance sheets which represent reclassified net outstanding checks. The Company presents these net outstanding checks as cash flows from financing activities on the consolidated statements of cash flows.

Supplemental Disclosures to the Statement of Cash Flows
Supplemental Disclosures to the Statement of Cash Flows
For the three months ended March 31, 2013, LinnCo incurred and recorded approximately $12 million of general and administrative expenses and certain offering costs, of which approximately $2 million had been paid by LINN Energy on LinnCo’s behalf as of March 31, 2013. All of these expenses and costs are paid by LINN Energy on LinnCo’s behalf, and therefore, are accounted for as capital contributions and reflected as noncash transactions by LinnCo.

Supplemental Disclosures to the Statements of Cash Flows
For the six months ended June 30, 2013, and for the period from April 30, 2012 (inception) to June 30, 2012, LinnCo incurred and recorded approximately $15 million and $155,000, respectively, of general and administrative expenses and certain offering costs. Of the expenses and costs incurred for the six months ended June 30, 2013, approximately $8 million had been paid by LINN Energy on LinnCo’s behalf as of June 30, 2013. All of these expenses and costs are paid by LINN Energy on LinnCo’s behalf, and therefore, are accounted for as capital contributions and reflected as noncash transactions by LinnCo.

Supplemental Disclosures to the Statement of Cash Flows
LinnCo incurred and recorded approximately $4 million of general and administrative expenses and certain offering costs. All of these expenses and costs were paid by LINN Energy on LinnCo’s behalf, and therefore, were accounted for as capital contributions and reflected as noncash transactions for LinnCo.

Related Party Transactions (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transactions
Related Party Transactions
LinnCo
LinnCo, an affiliate of LINN Energy, was formed on April 30, 2012, for the sole purpose of owning units in LINN Energy. In October 2012, LinnCo completed its IPO and used the net proceeds of approximately $1.2 billion from the offering to acquire 34,787,500 of LINN Energy’s units which represent approximately 15% of LINN Energy’s outstanding units at March 31, 2013. All of LinnCo’s common shares are held by the public. As of March 31, 2013, LinnCo had no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry (see Note 2), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy.
LINN Energy has agreed to provide to LinnCo, or to pay on LinnCo’s behalf, any legal, accounting, tax advisory, financial advisory and engineering fees, printing costs or other administrative and out-of-pocket expenses incurred by LinnCo, along with any other expenses incurred in connection with any public offering of shares in LinnCo or incurred as a result of being a publicly traded entity, including costs associated with annual, quarterly and other reports to holders of LinnCo shares, tax return and Form 1099 preparation and distribution, NASDAQ listing fees, printing costs, independent auditor fees and expenses, legal counsel fees and expenses, limited liability company governance and compliance expenses and registrar and transfer agent fees. In addition, the Company has agreed to indemnify LinnCo and its officers and directors for damages suffered or costs incurred (other than income taxes payable by LinnCo) in connection with carrying out LinnCo’s activities.
For the three months ended March 31, 2013, LinnCo incurred total general and administrative expenses and certain offering costs of approximately $12 million, of which approximately $2 million had been paid by LINN Energy on LinnCo’s behalf as of March 31, 2013. The expenses included approximately $11 million of transaction costs related to professional services rendered by third parties in connection with the pending acquisition of Berry (see Note 2). The expenses also included approximately $462,000 related to services provided by LINN Energy necessary for the conduct of LinnCo’s business, such as accounting, legal, tax, information technology and other expenses. The offering costs of approximately $361,000 were incurred in connection with LinnCo’s registration statement on Form S-4 related to the pending acquisition of Berry. All expenses and costs paid by LINN Energy on LinnCo’s behalf are accounted for as investment at cost.
In February 2013, the Company paid approximately $25 million in distributions to LinnCo attributable to LinnCo’s interest in LINN Energy.
Other
One of the Company’s directors is the President and Chief Executive Officer of Superior Energy Services, Inc. (“Superior”), which provides oilfield services to the Company. For the three months ended March 31, 2013, the Company paid approximately $6 million to Superior and its subsidiaries for services rendered to the Company. The transactions associated with these payments were consummated on terms equivalent to those that prevail in arm’s-length transactions.

Related Party Transactions
LinnCo
LinnCo, an affiliate of LINN Energy, was formed on April 30, 2012, for the sole purpose of owning units in LINN Energy. In October 2012, LinnCo completed its IPO and used the net proceeds of approximately $1.2 billion from the offering to acquire 34,787,500 of LINN Energy’s units which represent approximately 15% of LINN Energy’s outstanding units at June 30, 2013. All of LinnCo’s common shares are held by the public. As of June 30, 2013, LinnCo had no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry (see Note 2), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy.
LINN Energy has agreed to provide to LinnCo, or to pay on LinnCo’s behalf, any legal, accounting, tax advisory, financial advisory and engineering fees, printing costs or other administrative and out-of-pocket expenses incurred by LinnCo, along with any other expenses incurred in connection with any public offering of shares in LinnCo or incurred as a result of being a publicly traded entity. These expenses include costs associated with annual, quarterly and other reports to holders of LinnCo shares, tax return and Form 1099 preparation and distribution, NASDAQ listing fees, printing costs, independent auditor fees and expenses, legal counsel fees and expenses, limited liability company governance and compliance expenses and registrar and transfer agent fees. In addition, the Company has agreed to indemnify LinnCo and its officers and directors for damages suffered or costs incurred (other than income taxes payable by LinnCo) in connection with carrying out LinnCo’s activities.
For the three months and six months ended June 30, 2013, LinnCo incurred total general and administrative expenses and certain offering costs of approximately $3 million and $15 million, respectively, of which approximately $8 million had been paid by LINN Energy on LinnCo’s behalf as of June 30, 2013. The expenses for the three months and six months ended June 30, 2013, include approximately $2 million and $13 million, respectively, of transaction costs related to professional services rendered by third parties in connection with the pending acquisition of Berry (see Note 2). The expenses for the three months and six months ended June 30, 2013, also include approximately $344,000 and $806,000, respectively, related to services provided by LINN Energy necessary for the conduct of LinnCo’s business, such as accounting, legal, tax, information technology and other expenses. The offering costs of approximately $361,000 were incurred in connection with LinnCo’s registration statement on Form S-4 also related to the pending acquisition of Berry. All expenses and costs paid by LINN Energy on LinnCo’s behalf are accounted for as investment at cost.
During the six months ended June 30, 2013, the Company paid approximately $50 million in distributions to LinnCo attributable to LinnCo’s interest in LINN Energy.
Other
One of the Company’s directors is the President and Chief Executive Officer of Superior Energy Services, Inc. (“Superior”), which provides oilfield services to the Company. For the three months and six months ended June 30, 2013, the Company paid approximately $7 million and $13 million, respectively, to Superior and its subsidiaries for services rendered to the Company. The transactions associated with these payments were consummated on terms equivalent to those that prevail in arm’s-length transactions.

Related Party Transactions
LinnCo
LinnCo, an affiliate of LINN Energy, was formed on April 30, 2012, for the sole purpose of owning units in LINN Energy. LinnCo expects to have no significant assets or operations other than those related to its interest in LINN Energy. Upon the formation of LinnCo, LINN Energy paid $1,000 for 100% of LinnCo’s sole voting share. In October 2012, LinnCo completed its IPO and used the net proceeds of approximately $1.2 billion from the offering to acquire 34,787,500 of LINN Energy’s units which represent approximately 15% of LINN Energy’s outstanding units at December 31, 2012. All of LinnCo’s common shares are held by the public. See Note 3 for additional details about the LinnCo IPO.
LINN Energy has agreed to provide to LinnCo, or to pay on LinnCo’s behalf, any legal, accounting, tax advisory, financial advisory and engineering fees, printing costs or other administrative and out-of-pocket expenses incurred by LinnCo, along with any other expenses incurred in connection with any public offering of shares in LinnCo or incurred as a result of being a publicly traded entity, including costs associated with annual, quarterly and other reports to holders of LinnCo shares, tax return and Form 1099 preparation and distribution, NASDAQ listing fees, printing costs, independent auditor fees and expenses, legal counsel fees and expenses, limited liability company governance and compliance expenses and registrar and transfer agent fees. In addition, the Company has agreed to indemnify LinnCo and its officers and directors for damages suffered or costs incurred (other than income taxes payable by LinnCo) in connection with carrying out LinnCo’s activities.
For the period from April 30, 2012 (LinnCo’s inception) to December 31, 2012, LinnCo incurred total general and administrative expenses of approximately $1 million, all of which were paid by LINN Energy on LinnCo’s behalf. These expenses included approximately $772,000 related to services provided by LINN Energy necessary for the conduct of LinnCo’s business, such as accounting, legal, tax, information technology and other expenses. LINN Energy also paid, on LinnCo’s behalf, approximately $3 million of offering costs in connection with the LinnCo IPO. All expenses and costs paid by LINN Energy on LinnCo’s behalf are recorded as investment at cost and included in “other noncurrent assets” on the consolidated balance sheet.
In November 2012, the Company paid approximately $25 million in distributions to LinnCo attributable to LinnCo’s interest in LINN Energy. On January 24, 2013, the Company’s Board of Directors declared a cash distribution of $0.725 per unit with respect to the fourth quarter of 2012. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, was paid to LinnCo on February 14, 2013.
Other
One of the Company’s directors, appointed to the Board in May 2012, is the President and Chief Executive Officer of Superior Energy Services, Inc. (“Superior”), which provides oilfield services to the Company. For the year ended December 31, 2012, the Company paid approximately $21 million to Superior and its subsidiaries for services rendered to the Company. These payments were consummated on terms equivalent to those that prevail in arm’s-length transactions.

Subsidiary Guarantors (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Guarantor Obligations [Line Items]
Subsidiary Guarantors
Subsidiary Guarantors
The November 2019 Senior Notes, the May 2019 Senior Notes, the 2010 Issued Notes and the Original Senior Notes are guaranteed by all of the Company’s material subsidiaries. The Company is a holding company and has no independent assets or operations of its own, the guarantees under each series of notes are full and unconditional and joint and several, and any subsidiaries of the Company other than the subsidiary guarantors are minor. There are no restrictions on the Company’s ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries.

Subsidiary Guarantors
The November 2019 Senior Notes, the May 2019 Senior Notes, the 2010 Issued Notes and the 2018 Senior Notes are guaranteed by all of the Company’s material subsidiaries. The Company is a holding company and has no independent assets or operations of its own, the guarantees under each series of notes are full and unconditional and joint and several, and any subsidiaries of the Company other than the subsidiary guarantors are minor. There are no restrictions on the Company’s ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries.

Subsidiary Guarantors
The November 2019 Senior Notes, the May 2019 Senior Notes, the 2010 Issued Notes and the Original Senior Notes are guaranteed by all of the Company’s material subsidiaries. The Company is a holding company and has no independent assets or operations of its own, the guarantees under each series of notes are full and unconditional and joint and several, and any subsidiaries of the Company other than the subsidiary guarantors are minor. There are no restrictions on the Company’s ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries.

Subsequent Events	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]
Subsequent Event [Line Items]
Subsequent Events
Subsequent Events
Acquisition
On February 21, 2013, LinnCo and Berry Petroleum Company (“Berry”) announced they had signed a definitive merger agreement under which LinnCo would acquire all of the outstanding common shares of Berry. The transaction has a preliminary value of approximately $4.3 billion, including the assumption of debt, and is expected to close by June 30, 2013, subject to approvals by Berry and LinnCo shareholders, LINN Energy’s unitholders and regulatory agencies.
Under the terms of the agreement, Berry’s shareholders will receive 1.25 of LinnCo common shares for each Berry common share they own. This transaction, which is expected to be a tax-free exchange to Berry’s shareholders, represents value of $46.2375 per common share, based on the closing price of LinnCo common shares on February 20, 2013. Upon completion of the merger, LinnCo will contribute Berry assets to LINN Energy in exchange for LINN Energy units.
Distribution Received and Dividend Paid
On January 24, 2013, LINN Energy’s Board declared a cash distribution of $0.725 per unit with respect to the fourth quarter of 2012. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, was paid to LinnCo on February 14, 2013.
On January 24, 2013, the Company’s Board declared a cash dividend of $0.71 per common share with respect to the fourth quarter of 2012, which is net of a tax reserve of $0.015 per common share from the LINN Energy distribution of $0.725 per unit. The dividend, totaling approximately $25 million after deducting the estimated income tax reserve of approximately $522,000, was paid on February 15, 2013, to shareholders of record as of the close of business on February 7, 2013.

Subsequent Event
On February 21, 2013, LinnCo and Berry Petroleum Company (“Berry”) announced they had signed a definitive merger agreement under which LinnCo would acquire all of the outstanding common shares of Berry. The transaction has a preliminary value of approximately $4.3 billion, including the assumption of debt, and is expected to close by June 30, 2013, subject to approvals by Berry and LinnCo shareholders, Linn Energy's unitholders and regulatory agencies.
Under the terms of the agreement, Berry's shareholders will receive 1.25 of LinnCo common shares for each Berry common share they own. This transaction, which is expected to be a tax-free exchange to Berry's shareholders, represents value of $46.2375 per common share, based on the closing price of LinnCo common shares on February 20, 2013

Supplemental Oil and Natural Gas Data (Unaudited) (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Reserve Quantities [Line Items]
Supplemental Oil and Natural Gas Data
The following discussion and analysis should be read in conjunction with the “Consolidated Financial Statements” and “Notes to Consolidated Financial Statements,” which are included in this Annual Report on Form 10-K in Item 8. “Financial Statements and Supplementary Data.”
Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities
Costs incurred in oil and natural gas property acquisition, exploration and development, whether capitalized or expensed, are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Property acquisition costs: (1)
Proved	$2,531,419	$1,328,328	$1,290,826
Unproved	181,124	188,409	65,604
Exploration costs	452	80	74
Development costs	1,062,043	639,395	244,834
Asset retirement costs	4,675	2,427	748
Total costs incurred	$3,779,713	$2,158,639	$1,602,086

(1)	See Note 2 for details about the Company’s acquisitions.

Oil and Natural Gas Capitalized Costs
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	December 31,
	2012	2011
	(in thousands)
Proved properties:
Leasehold acquisition	$8,603,888	$6,040,239
Development	2,553,127	1,484,486
Unproved properties	454,315	310,925
	11,611,330	7,835,650
Less accumulated depletion and amortization	(2,025,656)	(1,033,617)
	$9,585,674	$6,802,033

Results of Oil and Natural Gas Producing Activities
The results of operations for oil, natural gas and NGL producing activities (excluding corporate overhead and interest costs) are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Revenues and other:
Oil, natural gas and natural gas liquid sales	$1,601,180	$1,162,037	$690,054
Gains on oil and natural gas derivatives	124,762	449,940	75,211
	1,725,942	1,611,977	765,265
Production costs:
Lease operating expenses	317,699	232,619	158,382
Transportation expenses	77,322	28,358	19,594
Severance and ad valorem taxes	130,805	78,458	45,114
	525,826	339,435	223,090
Other costs:
Exploration costs	1,915	2,390	5,168
Depletion and amortization	579,382	320,096	226,552
Impairment of long-lived assets	422,499	—	38,600
Gains on sale of assets and other, net	(1,369)	(1,001)	—
Texas margin tax (benefit) expense	(787)	1,599	657
	1,001,640	323,084	270,977
Results of operations	$198,476	$949,458	$271,198

There is no federal tax provision included in the results above because the Company’s subsidiaries subject to federal tax do not own any of the Company’s oil and natural gas interests. Limited liability companies are subject to Texas margin tax. Limited liability companies were also subject to state income taxes in the state of Michigan during 2011 and 2010; however, no taxes were assessed in this state for producing activities during these years. See Note 14 for additional information about income taxes.
Proved Oil, Natural Gas and NGL Reserves
The proved reserves of oil, natural gas and NGL of the Company have been prepared by the independent engineering firm, DeGolyer and MacNaughton. In accordance with SEC regulations, reserves at December 31, 2012, December 31, 2011, and December 31, 2010, were estimated using the average price during the 12-month period, determined as an unweighted average of the first-day-of-the-month price for each month, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. An analysis of the change in estimated quantities of oil, natural gas and NGL reserves, all of which are located within the U.S., is shown below:

	Year Ended December 31, 2012
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	1,675	189.0	93.5	3,370
Revisions of previous estimates	(559)	(26.5)	(14.1)	(803)
Purchase of minerals in place	1,176	23.1	75.3	1,766
Extensions, discoveries and other additions	407	16.6	33.7	709
Production	(128)	(10.7)	(9.0)	(246)
End of year	2,571	191.5	179.4	4,796
Proved developed reserves:
Beginning of year	998	124.8	47.8	2,034
End of year	1,661	131.4	113.0	3,127
Proved undeveloped reserves:
Beginning of year	677	64.2	45.7	1,336
End of year	910	60.1	66.4	1,669

	Year Ended December 31, 2011
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	1,233	156.4	70.9	2,597
Revisions of previous estimates	(71)	(9.2)	0.9	(121)
Purchase of minerals in place	337	39.3	1.0	579
Extensions, discoveries and other additions	240	10.3	24.6	450
Production	(64)	(7.8)	(3.9)	(135)
End of year	1,675	189.0	93.5	3,370
Proved developed reserves:
Beginning of year	805	103.0	39.9	1,662
End of year	998	124.8	47.8	2,034
Proved undeveloped reserves:
Beginning of year	428	53.4	31.0	935
End of year	677	64.2	45.7	1,336

	Year Ended December 31, 2010
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	774	102.1	54.2	1,712
Revisions of previous estimates	22	3.9	5.2	77
Purchase of minerals in place	369	49.1	1.2	671
Extensions, discoveries and other additions	118	6.1	13.3	234
Production	(50)	(4.8)	(3.0)	(97)
End of year	1,233	156.4	70.9	2,597
Proved developed reserves:
Beginning of year	549	77.9	33.9	1,220
End of year	805	103.0	39.9	1,662
Proved undeveloped reserves:
Beginning of year	225	24.2	20.3	492
End of year	428	53.4	31.0	935
The tables above include changes in estimated quantities of oil and NGL reserves shown in Mcf equivalents at a rate of one barrel per six Mcf.
Proved reserves increased by approximately 1,426 Bcfe to approximately 4,796 Bcfe for the year ended December 31, 2012, from 3,370 Bcfe for the year ended December 31, 2011. The year ended December 31, 2012, includes 803 Bcfe of negative revisions of previous estimates, due primarily to 340 Bcfe of negative revisions due to asset performance, 248 Bcfe of negative revisions primarily due to lower natural gas prices and 215 Bcfe of negative revisions due to the SEC five-year development limitation on PUDs. Seven acquisitions during the year ended December 31, 2012, increased proved reserves by approximately 1,766 Bcfe. In addition, extensions and discoveries, primarily from 436 productive wells drilled during the year, contributed approximately 709 Bcfe to the increase in proved reserves.
Proved reserves increased by approximately 773 Bcfe to approximately 3,370 Bcfe for the year ended December 31, 2011, from 2,597 Bcfe for the year ended December 31, 2010. The year ended December 31, 2011, includes 121 Bcfe of negative revisions of previous estimates, due primarily to 153 Bcfe of negative revisions due to asset performance. These negative revisions were partially offset by 32 Bcfe of positive revisions primarily due to higher oil prices. Twelve acquisitions during the year ended December 31, 2011, increased proved reserves by approximately 579 Bcfe. In addition, extensions and discoveries, primarily from 292 productive wells drilled during the year, contributed approximately 450 Bcfe to the increase in proved reserves.
Proved reserves increased by approximately 885 Bcfe to approximately 2,597 Bcfe for the year ended December 31, 2010, from 1,712 Bcfe for the year ended December 31, 2009. The year ended December 31, 2010, includes 77 Bcfe of positive revisions of previous estimates, due primarily to higher oil and natural gas prices, which contributed approximately 155 Bcfe. These positive revisions were partially offset by 78 Bcfe of negative revisions primarily due to asset performance. Eleven acquisitions during the year ended December 31, 2010, increased proved reserves by approximately 671 Bcfe. In addition, extensions and discoveries, primarily from 138 productive wells drilled during the year, contributed approximately 234 Bcfe to the increase in proved reserves.
Standardized Measure of Discounted Future Net Cash Flows and Changes Therein Relating to Proved Reserves
Information with respect to the standardized measure of discounted future net cash flows relating to proved reserves is summarized below. Future cash inflows are computed by applying applicable prices relating to the Company’s proved reserves to the year-end quantities of those reserves. Future production, development, site restoration and abandonment costs are derived based on current costs assuming continuation of existing economic conditions. There are no future income tax expenses because the Company is not subject to federal income taxes. Limited liability companies are subject to Texas margin tax. Limited liabilities companies were also subject to state income taxes in the state of Michigan during 2011 and 2010; however, these amounts are not material. See Note 14 for additional information about income taxes.

	December 31,
	2012	2011	2010
	(in thousands)

Future estimated revenues	$30,374,380	$29,319,369	$20,160,275
Future estimated production costs	(11,460,854)	(9,464,319)	(6,825,147)
Future estimated development costs	(3,574,058)	(2,848,497)	(1,733,929)
Future net cash flows	15,339,468	17,006,553	11,601,199
10% annual discount for estimated timing of cash flows	(9,266,487)	(10,391,693)	(7,377,667)
Standardized measure of discounted future net cash flows	$6,072,981	$6,614,860	$4,223,532

Representative NYMEX prices: (1)
Natural gas (MMBtu)	$2.76	$4.12	$4.38
Oil (Bbl)	$94.64	$95.84	$79.29

(1)
In accordance with SEC regulations, reserves at December 31, 2012, December 31, 2011, and December 31, 2010, were estimated using the average price during the 12-month period, determined as an unweighted average of the first-day-of-the-month price for each month, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. The price used to estimate reserves is held constant over the life of the reserves.

The following summarizes the principal sources of change in the standardized measure of discounted future net cash flows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Sales and transfers of oil, natural gas and NGL produced during the period	$(1,075,354)	$(822,602)	$(466,964)
Changes in estimated future development costs	289,762	27,236	(56,001)
Net change in sales and transfer prices and production costs related to future production	(1,463,820)	784,308	886,438
Purchase of minerals in place	2,153,651	1,452,169	1,277,134
Extensions, discoveries, and improved recovery	413,702	552,704	329,642
Previously estimated development costs incurred during the period	442,322	306,827	42,947
Net change due to revisions in quantity estimates	(1,595,302)	(292,343)	164,999
Accretion of discount	661,486	422,353	172,328
Changes in production rates and other	(368,326)	(39,324)	149,727
	$(541,879)	$2,391,328	$2,500,250

The data presented should not be viewed as representing the expected cash flow from, or current value of, existing proved reserves since the computations are based on a large number of estimates and arbitrary assumptions. Reserve quantities cannot be measured with precision and their estimation requires many judgmental determinations and frequent revisions. The required projection of production and related expenditures over time requires further estimates with respect to pipeline availability, rates of demand and governmental control. Actual future prices and costs are likely to be substantially different from the current prices and costs utilized in the computation of reported amounts. Any analysis or evaluation of the reported amounts should give specific recognition to the computational methods utilized and the limitations inherent therein.

Supplemental Quarterly Data (Unaudited)	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]
Supplemental Quarterly Data (Unaudited)
The following discussion and analysis should be read in conjunction with the “Financial Statements” and “Notes to Financial Statements,” which are included in this Annual Report on Form 10-K in Item 8. “Financial Statements and Supplementary Data.”
Quarterly Financial Data

	Period
	April 30 (Inception) To June 30	July 1 To September 30	October 1 To December 31
	(in thousands, except per share amount)
2012:
Equity income from investment in Linn Energy, LLC	$—	$—	$34,411
General and administrative expenses	(155)	(351)	(724)
Income tax expense	—	—	(12,528)
Net income (loss)	(155)	(351)	21,159

Net income per share, basic and diluted	N/A	N/A	$0.74

The following discussion and analysis should be read in conjunction with the “Consolidated Financial Statements” and “Notes to Consolidated Financial Statements,” which are included in this Annual Report on Form 10-K in Item 8. “Financial Statements and Supplementary Data.”
Quarterly Financial Data

	Quarters Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per unit amounts)
2012:
Oil, natural gas and natural gas liquid sales	$348,895	$347,227	$444,082	$460,976
Gains (losses) on oil and natural gas derivatives	2,031	439,647	(411,405)	94,489
Total revenues and other	354,090	800,597	48,328	571,225
Total expenses (1)	269,108	460,617	376,353	656,111
(Gain) losses on sale of assets and other, net	1,478	36	(14)	141
Net income (loss)	(6,202)	237,086	(430,005)	(187,495)

Net income (loss) per unit:
Basic	$(0.04)	$1.19	$(2.18)	$(0.83)
Diluted	$(0.04)	$1.19	$(2.18)	$(0.83)

(1)
Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization, impairment of long-lived assets and taxes, other than income taxes.

	Quarters Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per unit amounts)
2011:
Oil, natural gas and natural gas liquid sales	$240,707	$302,390	$292,482	$326,458
Gains (losses) on oil and natural gas derivatives	(369,476)	205,515	824,240	(210,339)
Total revenues and other	(126,473)	510,571	1,119,483	118,873
Total expenses (1)	165,625	195,672	211,254	240,353
Losses on sale of assets and other, net	614	977	279	1,646
Net income (loss)	(446,682)	237,109	837,627	(189,615)

Net income (loss) per unit:
Basic	$(2.75)	$1.34	$4.74	$(1.09)
Diluted	$(2.75)	$1.33	$4.72	$(1.09)

(1)
Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization and taxes, other than income taxes.

SEC Inquiry	6 Months Ended
Jun. 30, 2013
SEC Inquiry
SEC Inquiry
On July 1, 2013, the Company and its affiliate, LINN Energy, (the “Companies”) announced that they have been notified by the staff of the SEC that its Fort Worth Regional Office has commenced a private, nonpublic inquiry regarding the Companies. The SEC has requested the production of documents and communications that are potentially relevant to, among other things, the Companies’ use of non-GAAP financial measures and hedging strategy. The SEC has stated that the fact of the inquiry should not be construed as an indication that the SEC or its staff has a negative view of any entity, individual or security. The Companies are cooperating fully with the SEC in this matter. Due to the pending SEC inquiry, the timing of closing of the proposed merger with Berry is uncertain.

Linn Energy, LLC [Member]
SEC Inquiry
SEC Inquiry
On July 1, 2013, the Company and its affiliate, LinnCo, (the “Companies”) announced that they have been notified by the staff of the SEC that its Fort Worth Regional Office has commenced a private, nonpublic inquiry regarding the Companies. The SEC has requested the production of documents and communications that are potentially relevant to, among other things, the Companies’ use of non-GAAP financial measures and hedging strategy. The SEC has stated that the fact of the inquiry should not be construed as an indication that the SEC or its staff has a negative view of any entity, individual or security. The Companies are cooperating fully with the SEC in this matter. Due to the pending SEC inquiry, the timing of closing of the proposed merger with Berry is uncertain.

Basis of Presentation and Significant Accounting Policies (Policies)	3 Months Ended	6 Months Ended	8 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]
Principles of Consolidation and Reporting
Principles of Reporting
The financial statements at March 31, 2013, and for the three months ended March 31, 2013, are unaudited, but in the opinion of management include all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results for the interim period. Certain information and note disclosures normally included in annual financial statements prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”) have been condensed or omitted under Securities and Exchange Commission (“SEC”) rules and regulations; as such, this report should be read in conjunction with the financial statements and notes in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. The results reported in these unaudited financial statements should not necessarily be taken as indicative of results that may be expected for the entire year.
Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method.

Principles of Reporting
The financial statements at June 30, 2013, and for the three months and six months ended June 30, 2013, and for the period from April 30, 2012 (inception) to June 30, 2012, are unaudited, but in the opinion of management include all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results for the interim periods. Certain information and note disclosures normally included in annual financial statements prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”) have been condensed or omitted under Securities and Exchange Commission (“SEC”) rules and regulations; as such, this report should be read in conjunction with the financial statements and notes in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. The results reported in these unaudited financial statements should not necessarily be taken as indicative of results that may be expected for the entire year.
Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method.

Principles of Reporting
The Company presents its financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”). Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method.

Principles of Consolidation and Reporting
The condensed consolidated financial statements at March 31, 2013, and for the three months ended March 31, 2013, and March 31, 2012, are unaudited, but in the opinion of management include all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results for the interim periods. Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted under Securities and Exchange Commission (“SEC”) rules and regulations; as such, this report should be read in conjunction with the financial statements and notes in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. The results reported in these unaudited condensed consolidated financial statements should not necessarily be taken as indicative of results that may be expected for the entire year.
The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation. Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method. The Company’s other investment is accounted for at cost.
The condensed consolidated financial statements for previous periods include certain reclassifications that were made to conform to current presentation. Such reclassifications have no impact on previously reported net income (loss), unitholders’ capital or cash flows.

Principles of Consolidation and Reporting
The condensed consolidated financial statements at June 30, 2013, and for the three months and six months ended June 30, 2013, and June 30, 2012, are unaudited, but in the opinion of management include all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results for the interim periods. Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted under Securities and Exchange Commission (“SEC”) rules and regulations; as such, this report should be read in conjunction with the financial statements and notes in the Company’s Annual Report on Form 10‑K for the year ended December 31, 2012. The results reported in these unaudited condensed consolidated financial statements should not necessarily be taken as indicative of results that may be expected for the entire year.
The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation. Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method. The Company’s other investment is accounted for at cost.
The condensed consolidated financial statements for previous periods include certain reclassifications that were made to conform to current presentation. Such reclassifications have no impact on previously reported net income (loss), unitholders’ capital or cash flows.

Principles of Consolidation and Reporting
The Company presents its financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation. Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method. The Company’s other investment is carried at cost.
The consolidated financial statements for previous periods include certain reclassifications that were made to conform to current presentation. Such reclassifications have no impact on previously reported net income (loss), unitholders’ capital or cash flows.

Dividends
Dividends
Within five (5) business days after receiving a cash distribution related to its interests in LINN Energy units, LinnCo is required to pay the cash received, net of reserves for its income tax liability (“tax reserve”), as dividends to its shareholders. The amount of the tax reserve is calculated on a quarterly basis and is determined based on the tax liability estimate for the entire year. The current quarter tax reserve can be increased or reduced, at the Company management’s discretion, to account for the over/(under) tax reserve recorded in prior quarters. Because the tax reserve is an estimate, upon filing the annual tax returns, if the actual amount of tax due is greater or less than the total amount of tax reserved, the subsequent tax reserve, at Company management’s discretion, could be adjusted accordingly. Any such adjustments are subject to approval by the Company’s Board of Directors (“Board”).

Dividends
Within five (5) business days after receiving a cash distribution related to its interests in LINN Energy units, LinnCo is required to pay the cash received, net of reserves for its income tax liability (“tax reserve”), if any, as dividends to its shareholders. The amount of the tax reserve is calculated on a quarterly basis and is determined based on the estimated tax liability for the entire year. The current tax reserve can be increased or reduced, at the Company management’s discretion, to account for the over/(under) tax reserve previously recorded. Because the tax reserve is an estimate, upon filing the annual tax returns, if the actual amount of tax due is greater or less than the total amount of tax reserved, the subsequent tax reserve, at Company management’s discretion, could be adjusted accordingly. Any such adjustments are subject to approval by the Company’s Board of Directors (“Board”).

Dividends
Within five (5) business days after receiving a cash distribution related to its interest in LINN Energy units, LinnCo is required to pay the cash received, net of reserves for its income tax liability (“tax reserve”), as dividends to its shareholders. The amount of the tax reserve is calculated on a quarterly basis and is determined based on the tax liability estimate for the entire year. The current quarter tax reserve can be increased or reduced, at the Company management’s discretion, to account for the over/(under) tax reserve recorded in prior quarters. Because the tax reserve is an estimate, upon filing the annual tax returns, if the actual amount of tax due is greater or less than the total amount of tax reserved, the subsequent tax reserve, at Company management’s discretion, could be adjusted accordingly. Any such adjustments are subject to approval by the Company’s Board of Directors (“Board”).

Use of Estimates
Use of Estimates
The preparation of the accompanying financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of income and expenses. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuous changes in the economic environment will be reflected in the financial statements in future periods.

Use of Estimates
The preparation of the accompanying financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of income and expenses. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuous changes in the economic environment will be reflected in the financial statements in future periods.

Use of Estimates
The preparation of the accompanying financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of income and expenses. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuous changes in the economic environment will be reflected in the financial statements in future periods.

Use of Estimates
The preparation of the accompanying condensed consolidated financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. The estimates that are particularly significant to the financial statements include estimates of the Company’s reserves of oil, natural gas and natural gas liquids (“NGL”), future cash flows from oil and natural gas properties, depreciation, depletion and amortization, asset retirement obligations, certain revenues and operating expenses, fair values of commodity derivatives and fair values of assets acquired and liabilities assumed. As fair value is a market-based measurement, it is determined based on the assumptions that market participants would use. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Use of Estimates
The preparation of the accompanying condensed consolidated financial statements in conformity with GAAP requires Company management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. The estimates that are particularly significant to the financial statements include estimates of the Company’s reserves of oil, natural gas and natural gas liquids (“NGL”), future cash flows from oil and natural gas properties, depreciation, depletion and amortization, asset retirement obligations, certain revenues and operating expenses, fair values of commodity derivatives and fair values of assets acquired and liabilities assumed. As fair value is a market-based measurement, it is determined based on the assumptions that market participants would use. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. The estimates that are particularly significant to the financial statements include estimates of the Company’s reserves of oil, natural gas and natural gas liquids (“NGL”), future cash flows from oil and natural gas properties, depreciation, depletion and amortization, asset retirement obligations, certain revenues and operating expenses, fair values of commodity and interest rate derivatives, if any, and fair values of assets acquired and liabilities assumed. As fair value is a market-based measurement, it is determined based on the assumptions that market participants would use. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuous changes in the economic environment will be reflected in the financial statements in future periods.

Cash Equivalents			Cash Equivalents For purposes of the statement of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents.
Cash Equivalents
For purposes of the consolidated statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents. Outstanding checks in excess of funds on deposit are included in “accounts payable and accrued expenses” on the consolidated balance sheets and are classified as financing activities on the consolidated statements of cash flows.

Accounts Receivable - Trade, Net
Accounts Receivable – Trade, Net
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses, current receivables aging, and existing industry and national economic data. The Company reviews its allowance for doubtful accounts monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectibility. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential recovery is remote. The balance in the Company’s allowance for doubtful accounts related to trade accounts receivable was approximately $450,000 at December 31, 2012, and $1 million at December 31, 2011.

Inventories						Inventories Materials, supplies and commodity inventories are valued at the lower of average cost or market.
Impairment of Proved Properties
Impairment of Proved Properties
Based on the analysis described above, the Company recorded noncash impairment charges, before and after tax, of approximately $422 million associated with proved oil and natural gas properties related to lower commodity prices for the year ended December 31, 2012, and a noncash impairment charge, before and after tax, of approximately $39 million primarily associated with proved oil and natural gas properties related to an unfavorable marketing contract for the year ended December 31, 2010. The Company recorded no impairment charge for the year ended December 31, 2011. The carrying values of the impaired proved properties were reduced to fair value, estimated using inputs characteristic of a Level 3 fair-value measurement. The charges are included in “impairment of long-lived assets” on the consolidated statements of operations.

Oil and Natural Gas Properties
Oil and Natural Gas Properties
Proved Properties
The Company accounts for oil and natural gas properties in accordance with the successful efforts method. In accordance with this method, all leasehold and development costs of proved properties are capitalized and amortized on a unit-of-production basis over the remaining life of the proved reserves and proved developed reserves, respectively.
The Company evaluates the impairment of its proved oil and natural gas properties on a field-by-field basis whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The carrying values of proved properties are reduced to fair value when the expected undiscounted future cash flows are less than net book value. The fair values of proved properties are measured using valuation techniques consistent with the income approach, converting future cash flows to a single discounted amount. Significant inputs used to determine the fair values of proved properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital rate. The underlying commodity prices embedded in the Company’s estimated cash flows are the product of a process that begins with New York Mercantile Exchange (“NYMEX”) forward curve pricing, adjusted for estimated location and quality differentials, as well as other factors that Company management believes will impact realizable prices. Costs of retired, sold or abandoned properties that constitute a part of an amortization base are charged or credited, net of proceeds, to accumulated depreciation, depletion and amortization unless doing so significantly affects the unit-of-production amortization rate, in which case a gain or loss is recognized currently. Gains or losses from the disposal of other properties are recognized currently. Expenditures for maintenance and repairs necessary to maintain properties in operating condition are expensed as incurred. Estimated dismantlement and abandonment costs are capitalized, net of salvage, at their estimated net present value and amortized on a unit-of-production basis over the remaining life of the related proved developed reserves. The Company capitalizes interest on borrowed funds related to its share of costs associated with the drilling and completion of new oil and natural gas wells. Interest is capitalized only during the periods in which these assets are brought to their intended use. The Company capitalized interest costs of approximately $2 million for the years ended December 31, 2012, and December 31, 2011, and approximately $1 million for the year ended December 31, 2010.
Impairment of Proved Properties
Based on the analysis described above, the Company recorded noncash impairment charges, before and after tax, of approximately $422 million associated with proved oil and natural gas properties related to lower commodity prices for the year ended December 31, 2012, and a noncash impairment charge, before and after tax, of approximately $39 million primarily associated with proved oil and natural gas properties related to an unfavorable marketing contract for the year ended December 31, 2010. The Company recorded no impairment charge for the year ended December 31, 2011. The carrying values of the impaired proved properties were reduced to fair value, estimated using inputs characteristic of a Level 3 fair-value measurement. The charges are included in “impairment of long-lived assets” on the consolidated statements of operations.
Unproved Properties
Costs related to unproved properties include costs incurred to acquire unproved reserves. Because these reserves do not meet the definition of proved reserves, the related costs are not classified as proved properties. The fair values of unproved properties are measured using valuation techniques consistent with the income approach, converting future cash flows to a single discounted amount. Significant inputs used to determine the fair values of unproved properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital rate. The market-based weighted average cost of capital rate is subjected to additional project-specific risking factors. Unproved leasehold costs are capitalized and amortized on a composite basis if individually insignificant, based on past success, experience and average lease-term lives. Individually significant leases are reclassified to proved properties if successful and expensed on a lease by lease basis if unsuccessful or the lease term expires. Unamortized leasehold costs related to successful exploratory drilling are reclassified to proved properties and depleted on a unit-of-production basis. The Company assesses unproved properties for impairment quarterly on the basis of its experience in similar situations and other factors such as the primary lease terms of the properties, the average holding period of unproved properties, and the relative proportion of such properties on which proved reserves have been found in the past.
Exploration Costs
Geological and geophysical costs, delay rentals, amortization and impairment of unproved leasehold costs and costs to drill exploratory wells that do not find proved reserves are expensed as exploration costs. The costs of any exploratory wells are carried as an asset if the well finds a sufficient quantity of reserves to justify its capitalization as a producing well and as long as the Company is making sufficient progress towards assessing the reserves and the economic and operating viability of the project. The Company recorded noncash leasehold impairment expenses related to unproved properties of approximately $2 million for the years ended December 31, 2012, and December 31, 2011, and approximately $5 million for the year ended December 31, 2010, which are included in “exploration costs” on the consolidated statements of operations.

Other Property and Equipment
Other Property and Equipment
Other property and equipment includes natural gas gathering systems, pipelines, buildings, software, data processing and telecommunications equipment, office furniture and equipment, and other fixed assets. These items are recorded at cost and are depreciated using the straight-line method based on expected lives ranging from three to 39 years for the individual asset or group of assets.

Revenue Recognition
Revenue Recognition
Revenues representative of the Company’s ownership interest in its properties are presented on a gross basis on the consolidated statements of operations. Sales of oil, natural gas and NGL are recognized when the product has been delivered to a custody transfer point, persuasive evidence of a sales arrangement exists, the rights and responsibility of ownership pass to the purchaser upon delivery, collection of revenue from the sale is reasonably assured, and the sales price is fixed or determinable.
The Company has elected the entitlements method to account for natural gas production imbalances. Imbalances occur when the Company sells more or less than its entitled ownership percentage of total natural gas production. In accordance with the entitlements method, any amount received in excess of the Company’s share is treated as a liability. If the Company receives less than its entitled share, the underproduction is recorded as a receivable. At December 31, 2012, and December 31, 2011, the Company had natural gas production imbalance receivables of approximately $28 million and $19 million, respectively, which are included in “accounts receivable – trade, net” on the consolidated balance sheets and natural gas production imbalance payables of approximately $18 million and $9 million, respectively, which are included in “accounts payable and accrued expenses” on the consolidated balance sheets.
The Company engages in the purchase, gathering and transportation of third-party natural gas and subsequently markets such natural gas to independent purchasers under separate arrangements. As such, the Company separately reports third-party marketing sales and marketing expenses.
The Company generates electricity with excess natural gas, which it uses to serve certain of its operating facilities in Brea, California. Any excess electricity is sold to the California wholesale power market. This revenue is included in “other revenues” on the consolidated statements of operations.

Restricted Cash
Restricted Cash
Restricted cash of approximately $5 million and $4 million is included in “other noncurrent assets” on the consolidated balance sheets at December 31, 2012, and December 31, 2011, respectively, and represents cash the Company has deposited into a separate account and designated for asset retirement obligations in accordance with contractual agreements.

Derivative Instruments
Derivative Instruments
The Company uses derivative financial instruments to reduce exposure to fluctuations in the prices of oil and natural gas. By removing a significant portion of the price volatility associated with future production, the Company expects to mitigate, but not eliminate, the potential effects of variability in cash flow from operations due to fluctuations in commodity prices. These transactions are primarily in the form of swap contracts and put options. In addition, the Company may from time to time enter into derivative contracts in the form of interest rate swaps to minimize the effects of fluctuations in interest rates. At December 31, 2012, the Company had no outstanding interest rate swap agreements.
Derivative instruments (including certain derivative instruments embedded in other contracts that require bifurcation) are recorded at fair value and included on the consolidated balance sheets as assets or liabilities. The Company did not designate these contracts as cash flow hedges; therefore, the changes in fair value of these instruments are recorded in current earnings. The Company uses certain pricing models to determine the fair value of its derivative financial instruments. Inputs to the pricing models include publicly available prices and forward price curves generated from a compilation of data gathered from third parties. Company management validates the data provided by third parties by understanding the pricing models used, obtaining market values from other pricing sources, analyzing pricing data in certain situations and confirming that those securities trade in active markets. See Note 7 and Note 8 for additional details about the Company’s derivative financial instruments.

Unit-Based Compensation
Unit-Based Compensation
The Company recognizes expense for unit-based compensation over the requisite service period in an amount equal to the fair value of unit-based payments granted to employees and nonemployee directors. The fair value of unit-based payments, excluding liability awards, is computed at the date of grant and is not remeasured. The fair value of liability awards is remeasured at each reporting date through the settlement date with the change in fair value recognized as compensation expense over that period. The Company currently does not have any awards accounted for as liability awards.
The Company has made a policy decision to recognize compensation expense for service-based awards on a straight-line basis over the requisite service period for the entire award. See Note 5 for additional details about the Company’s accounting for unit-based compensation.
The benefit of tax deductions in excess of recognized compensation costs is required to be reported as financing cash flow rather than operating cash flow. This requirement reduces net operating cash flow and increases net financing cash flow in periods in which such tax benefit exists. The amount of the Company’s excess tax benefit is reported in “excess tax benefit from unit-based compensation” on the consolidated statements of unitholders’ capital.

Deferred Financing Fees
Deferred Financing Fees
The Company incurred legal and bank fees related to the issuance of debt (see Note 6). At December 31, 2012, and December 31, 2011, net deferred financing fees of approximately $114 million and $94 million, respectively, are included in “other noncurrent assets” on the consolidated balance sheets. These debt issuance costs are amortized over the life of the debt agreement. Upon early retirement or amendment to the debt agreement, certain fees are written off to expense. For the years ended December 31, 2012, December 31, 2011, and December 31, 2010, amortization expense of approximately $13 million, $16 million and $17 million, respectively, is included in “interest expense, net of amounts capitalized” and approximately $8 million, $1 million and $2 million, respectively, was written off to “other, net” on the consolidated statements of operations.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying values of the Company’s receivables, payables and Credit Facility (as defined in Note 6) are estimated to be substantially the same as their fair values at December 31, 2012, and December 31, 2011. See Note 6 for fair value disclosures related to the Company’s other outstanding debt. As noted above, the Company carries its derivative financial instruments at fair value. See Note 8 for details about the fair value of the Company’s derivative financial instruments.

Accounting for Investment in Linn Energy, LLC
Accounting for Investment in Linn Energy, LLC
The Company uses the equity method of accounting related to its ownership interest in LINN Energy’s net income (losses). The Company records its share of LINN Energy’s net income (losses) in the period in which it is earned. At March 31, 2013, the Company owned approximately 15% of LINN Energy’s outstanding units. The Company’s ownership percentage could change as LINN Energy issues or repurchases additional units. Changes in the Company’s ownership percentage affect its net income (losses).
The initial carrying amount of the Company’s investment in LINN Energy exceeded the Company’s ownership interest in LINN Energy’s underlying net assets by approximately $516 million. The difference was attributable to proved and unproved oil and natural gas properties, senior notes and equity method goodwill. These amounts are included in “investment in Linn Energy, LLC” on the balance sheet and are amortized over the lives of the related assets and liabilities. Such amortization is included in the equity income from the Company’s investment in LINN Energy. Equity method goodwill is not amortized; however, the investment is reviewed for impairment. Impairment testing is performed when events or circumstances warrant such testing and considers whether there is an inability to recover the carrying value of an investment that is other than temporary. As of March 31, 2013, no such impairment had occurred with respect to the Company’s investment in LINN Energy.

Accounting for Investment in Linn Energy, LLC
The Company uses the equity method of accounting related to its ownership interest in LINN Energy’s net income (losses). The Company records its share of LINN Energy’s net income (losses) in the period in which it is earned. At June 30, 2013, the Company owned approximately 15% of LINN Energy’s outstanding units. The Company’s ownership percentage could change as LINN Energy issues or repurchases additional units. Changes in the Company’s ownership percentage affect its net income (losses).
The initial carrying amount of the Company’s investment in LINN Energy exceeded the Company’s ownership interest in LINN Energy’s underlying net assets by approximately $516 million. The difference was attributable to proved and unproved oil and natural gas properties, senior notes and equity method goodwill. These amounts are included in “investment in Linn Energy, LLC” on the balance sheet and are amortized over the lives of the related assets and liabilities. Such amortization is included in the equity income from the Company’s investment in LINN Energy. Equity method goodwill is not amortized; however, the investment is reviewed for impairment. Impairment testing is performed when events or circumstances warrant such testing and considers whether there is an inability to recover the carrying value of an investment that is other than temporary. As of June 30, 2013, no impairment had occurred with respect to the Company’s investment in LINN Energy.

Accounting for Investment in Linn Energy, LLC
The Company uses the equity method of accounting related to its ownership interest in LINN Energy’s net income (losses). The Company records its share of LINN Energy’s net income (losses) in the period in which it is earned. At December 31, 2012, the Company owned approximately 15% of LINN Energy’s outstanding units. The Company’s ownership percentage could change as LINN Energy issues or repurchases additional units. Changes in the Company’s ownership percentage affect its net income (losses).
The initial carrying amount of the Company’s investment in LINN Energy exceeded the Company’s ownership interest in LINN Energy’s underlying net assets by approximately $516 million. The difference was attributable to proved and unproved oil and natural gas properties, senior notes and equity method goodwill. These amounts are included in “investment in Linn Energy, LLC” on the balance sheet and are amortized over the lives of the related assets and liabilities. Such amortization is included in the equity income from the Company’s investment in LINN Energy. Equity method goodwill is not amortized; however, the investment is reviewed for impairment. Impairment testing is performed when events or circumstances warrant such testing and considers whether there is an inability to recover the carrying value of an investment that is other than temporary. As of December 31, 2012, no such impairment had occurred with respect to the Company’s investment in LINN Energy.

Income Taxes
Income Taxes
The Company is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Deferred income tax assets and liabilities are recognized for temporary differences between the basis of the Company’s assets and liabilities for financial and tax reporting purposes. The Company’s deferred tax assets and deferred tax liabilities were approximately $10 million and $23 million, respectively, at December 31, 2012. At December 31, 2012, the majority of the Company’s temporary difference and associated deferred tax expense resulted from its investment in LINN Energy.

Income Taxes
The Company is a limited liability company treated as a partnership for federal and state income tax purposes, with the exception of the state of Texas, in which income tax liabilities and/or benefits of the Company are passed through to unitholders. As such, with the exception of the state of Texas, the Company is not a taxable entity, it does not directly pay federal and state income tax and recognition has not been given to federal and state income taxes for the operations of the Company except as described below.
Limited liability companies are subject to Texas margin tax. Limited liability companies were also subject to state income taxes in the state of Michigan during 2011 and 2010. In addition, certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes, which are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. See Note 14 for detail of amounts recorded in the consolidated financial statements.

Earnings Per Share
Earnings Per Share
Both basic and diluted earnings per share are computed by dividing net earnings attributable to shareholders by the weighted average number of shares outstanding during each period. There are no securities outstanding that may be converted into or exercised for shares.

Acquisitions (Tables) (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following presents the values assigned to the net assets acquired as of the acquisition dates (in thousands):

Assets:
Current	$12,215
Noncurrent	210,390
Oil and natural gas properties	2,701,385
Total assets acquired	$2,923,990

Liabilities:
Current	$223,114
Asset retirement obligations	63,663
Noncurrent	196,601
Total liabilities assumed	$483,378

Net assets acquired	$2,440,612

Schedule of Pro Forma Results of Operations
The pro forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of these dates.

	Year Ended December 31,
	2012	2011
	(in thousands, except per unit amounts)

Total revenues and other	$1,937,620	$2,422,381
Total operating expenses	$1,900,231	$1,293,283
Net income (loss)	$(391,868)	$639,664

Net income (loss) per unit:
Basic	$(1.95)	$3.65
Diluted	$(1.95)	$3.64

Oil and Natural Gas Properties (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Reserve Quantities [Line Items]
Capitalized Costs Related to Oil, Natural Gas and NGL Production Activities
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	March 31, 2013	December 31, 2012
	(in thousands)
Proved properties:
Leasehold acquisition	$8,464,014	$8,603,888
Development	2,707,884	2,553,127
Unproved properties	374,202	454,315
	11,546,100	11,611,330
Less accumulated depletion and amortization	(2,174,273)	(2,025,656)
	$9,371,827	$9,585,674

Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	June 30, 2013	December 31, 2012
	(in thousands)
Proved properties:
Leasehold acquisition	$8,466,258	$8,603,888
Development	3,015,279	2,553,127
Unproved properties	384,552	454,315
	11,866,089	11,611,330
Less accumulated depletion and amortization	(2,358,158)	(2,025,656)
	$9,507,931	$9,585,674

Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	December 31,
	2012	2011
	(in thousands)
Proved properties:
Leasehold acquisition	$8,603,888	$6,040,239
Development	2,553,127	1,484,486
Unproved properties	454,315	310,925
	11,611,330	7,835,650
Less accumulated depletion and amortization	(2,025,656)	(1,033,617)
	$9,585,674	$6,802,033

Summarized Financial Information for Linn Energy, LLC (Tables)	3 Months Ended	6 Months Ended	8 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information for Linn Energy, LLC
Summarized Linn Energy, LLC Statement of Operations Information

Three Months Ended March 31, 2013
(in thousands)

Revenues and other	$369,060
Expenses	(481,407)
Other income and (expenses)	(102,002)
Income tax expense	(7,536)
Net loss	$(221,885)

Summarized Linn Energy, LLC Balance Sheet Information

March 31, 2013
(in thousands)

Current assets	$799,481
Noncurrent assets	10,420,344
11,219,825
Current liabilities	816,854
Noncurrent liabilities	6,357,535
Unitholders’ capital	$4,045,436

Summarized Linn Energy, LLC Statements of Operations Information

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
	(in thousands)

Revenues and other	$838,825	$1,207,885
Expenses	(384,581)	(865,988)
Other income and (expenses)	(110,216)	(212,218)
Income tax (expense) benefit	1,129	(6,407)
Net income	$345,157	$123,272

Summarized Linn Energy, LLC Balance Sheet Information

June 30, 2013
(in thousands)

Current assets	$691,380
Noncurrent assets	10,739,614
11,430,994
Current liabilities	777,257
Noncurrent liabilities	6,422,205
Unitholders’ capital	$4,231,532

Summarized Linn Energy, LLC Statement of Operations Information

October 17, 2012 To December 31, 2012
(in thousands)

Revenues and other	$604,701
Expenses	(578,170)
Other income and (expenses)	(85,464)
Income tax benefit	1,697
Net loss	$(57,236)

Summarized Linn Energy, LLC Balance Sheet Information

December 31, 2012
(in thousands)

Current assets	$811,428
Noncurrent assets	10,639,810
11,451,238
Current liabilities	823,132
Noncurrent liabilities	6,200,926
Unitholders’ capital	$4,427,180

Unit-Based Compensation and Other Benefit Plans (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee Service Share-Based Compensation Expense
A summary of unit-based compensation expenses included on the condensed consolidated statements of operations is presented below:

	Three Months Ended March 31,
	2013	2012
	(in thousands)

General and administrative expenses	$9,865	$7,622
Lease operating expenses	1,397	549
Total unit-based compensation expenses	$11,262	$8,171
Income tax benefit	$4,161	$3,019

A summary of unit-based compensation expenses included on the condensed consolidated statements of operations is presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in thousands)

General and administrative expenses	$7,136	$6,289	$17,001	$13,911
Lease operating expenses	1,177	374	2,574	923
Total unit-based compensation expenses	$8,313	$6,663	$19,575	$14,834
Income tax benefit	$3,072	$2,462	$7,233	$5,481

A summary of unit-based compensation expenses included on the consolidated statements of operations is presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

General and administrative expenses	$27,641	$21,131	$13,450
Lease operating expenses	1,892	1,112	342
Total unit-based compensation expenses	$29,533	$22,243	$13,792

Income tax benefit	$10,912	$8,219	$5,096

Nonvested Units
A summary of the status of the nonvested units as of December 31, 2012, is presented below:

	Number of Nonvested Units	Weighted Average Grant-Date Fair Value

Nonvested units at December 31, 2011	1,859,662	$31.54
Granted	1,046,590	$37.42
Vested	(875,877)	$27.20
Forfeited	(77,244)	$34.34
Nonvested units at December 31, 2012	1,953,131	$36.16

Unit Options Activity
The following provides information related to unit option activity for the year ended December 31, 2012:

	Number of Units Underlying Options	Weighted Average Exercise Price Per Unit	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value in Millions

Outstanding at December 31, 2011	1,409,993	$22.14	5.83	$22
Granted	3,400,000	$40.01
Exercised	(167,188)	$21.65
Outstanding at December 31, 2012	4,642,805	$35.25	6.28	$16

Exercisable at December 31, 2012	1,242,805	$22.21	4.93	$16

Valuation Assumptions	The fair values of the 2012 unit option grants were based upon the following assumptions:

2012

Expected volatility	34.10%
Expected distributions	7.25%
Risk-free rate	0.67%
Expected term	5 years

Debt (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Debt Instrument [Line Items]
Summary of Outstanding Debt
Note 6 – Debt
The following summarizes debt outstanding:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,335	$1,335	$1,180	$1,180
11.75% senior notes due 2017	41	44	41	44
9.875% senior notes due 2018	14	15	14	15
6.50% senior notes due May 2019	750	782	750	755
6.25% senior notes due November 2019	1,800	1,834	1,800	1,802
8.625% senior notes due 2020	1,300	1,433	1,300	1,414
7.75% senior notes due 2021	1,000	1,069	1,000	1,061
Less current maturities	—	—	—	—
	6,240	$6,512	6,085	$6,271
Unamortized discount	(46)		(47)
Total debt, net of discount	$6,194		$6,038

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.96% and 1.97% at March 31, 2013, and December 31, 2012, respectively.

The following summarizes debt outstanding:

	June 30, 2013		December 31, 2012
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,435	$1,435	$1,180	$1,180
11.75% senior notes due 2017	—	—	41	44
9.875% senior notes due 2018	14	15	14	15
6.50% senior notes due May 2019	750	730	750	755
6.25% senior notes due November 2019	1,800	1,708	1,800	1,802
8.625% senior notes due 2020	1,300	1,362	1,300	1,414
7.75% senior notes due 2021	1,000	999	1,000	1,061
Less current maturities	—	—	—	—
	6,299	$6,249	6,085	$6,271
Unamortized discount	(43)		(47)
Total debt, net of discount	$6,256		$6,038

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.95% and 1.97% at June 30, 2013, and December 31, 2012, respectively.

The following summarizes debt outstanding:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,180	$1,180	$940	$940
11.75% senior notes due 2017	41	44	41	46
9.875% senior notes due 2018	14	15	14	16
6.50% senior notes due May 2019	750	755	750	742
6.25% senior notes due November 2019	1,800	1,802	—	—
8.625% senior notes due 2020	1,300	1,414	1,300	1,406
7.75% senior notes due 2021	1,000	1,061	1,000	1,036
Less current maturities	—	—	—	—
	6,085	$6,271	4,045	$4,186
Unamortized discount	(47)		(51)
Total debt, net of discount	$6,038		$3,994

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.97% and 2.57% at December 31, 2012, and December 31, 2011, respectively.

Derivatives (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Derivative Instruments
The following table summarizes derivative positions for the periods indicated as of March 31, 2013:

	April 1 - December 31, 2013	2014	2015	2016	2017	2018
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	65,766	97,401	118,041	121,841	120,122	36,500
Average price ($/MMBtu)	$5.22	$5.25	$5.19	$4.20	$4.26	$5.00
Puts: (1)
Hedged volume (MMMBtu)	64,944	79,628	71,854	76,269	66,886	—
Average price ($/MMBtu)	$5.37	$5.00	$5.00	$5.00	$4.88	$—
Total:
Hedged volume (MMMBtu)	130,710	177,029	189,895	198,110	187,008	36,500
Average price ($/MMBtu)	$5.29	$5.14	$5.12	$4.51	$4.48	$5.00
Oil positions:
Fixed price swaps: (2)
Hedged volume (MBbls)	8,944	11,903	11,599	11,464	4,755	—
Average price ($/Bbl)	$94.97	$92.92	$96.23	$90.56	$89.02	$—
Puts:
Hedged volume (MBbls)	2,339	3,960	3,426	3,271	384	—
Average price ($/Bbl)	$97.86	$91.30	$90.00	$90.00	$90.00	$—
Total:
Hedged volume (MBbls)	11,283	15,863	15,025	14,735	5,139	—
Average price ($/Bbl)	$95.57	$92.52	$94.81	$90.44	$89.10	$—
Natural gas basis differential positions: (3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	58,508	79,388	87,162	19,764	—	—
Hedged differential ($/MMBtu)	$(0.56)	$(0.33)	$(0.33)	$(0.31)	$—	$—
NWPL Rockies basis swaps:
Hedged volume (MMMBtu)	26,208	36,026	38,362	39,199	—	—
Hedged differential ($/MMBtu)	$(0.20)	$(0.20)	$(0.20)	$(0.20)	$—	$—
MichCon basis swaps:
Hedged volume (MMMBtu)	7,233	9,490	9,344	—	—	—
Hedged differential ($/MMBtu)	$0.10	$0.08	$0.06	$—	$—	$—
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	4,318	5,256	4,891	4,575	—	—
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$—	$—
Permian basis swaps:
Hedged volume (MMMBtu)	3,493	4,891	5,074	—	—	—
Hedged differential ($/MMBtu)	$(0.20)	$(0.21)	$(0.21)	$—	$—	$—
Oil basis differential positions: (3)
Midland - Cushing basis swaps:
Hedged volume (MBbls)	1,513	—	—	—	—	—
Hedged differential ($/Bbl)	$(0.95)	$—	$—	$—	$—	$—
Oil timing differential positions:
Trade month roll swaps: (4)
Hedged volume (MBbls)	5,232	7,254	7,251	7,446	6,486	—
Hedged differential ($/Bbl)	$0.22	$0.22	$0.24	$0.25	$0.25	$—

(1)
Includes certain outstanding natural gas puts of approximately 7,964 MMMBtu for the period April 1, 2013, through December 31, 2013, 10,570 MMMBtu for each of the years ending December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.

(2)
Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.

(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas and oil production.

(4)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

The following table summarizes derivative positions for the periods indicated as of June 30, 2013:

	July 1 - December 31, 2013	2014	2015	2016	2017	2018
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	44,004	97,401	118,041	121,841	120,122	36,500
Average price ($/MMBtu)	$5.22	$5.25	$5.19	$4.20	$4.26	$5.00
Put options: (1)
Hedged volume (MMMBtu)	43,453	79,628	71,854	76,269	66,886	—
Average price ($/MMBtu)	$5.37	$5.00	$5.00	$5.00	$4.88	$—
Total:
Hedged volume (MMMBtu)	87,457	177,029	189,895	198,110	187,008	36,500
Average price ($/MMBtu)	$5.29	$5.14	$5.12	$4.51	$4.48	$5.00
Oil positions:
Fixed price swaps: (2)
Hedged volume (MBbls)	5,985	11,903	11,599	11,464	4,755	—
Average price ($/Bbl)	$94.97	$92.92	$96.23	$90.56	$89.02	$—
Put options:
Hedged volume (MBbls)	1,565	3,960	3,426	3,271	384	—
Average price ($/Bbl)	$97.86	$91.30	$90.00	$90.00	$90.00	$—
Total:
Hedged volume (MBbls)	7,550	15,863	15,025	14,735	5,139	—
Average price ($/Bbl)	$95.57	$92.52	$94.81	$90.44	$89.10	$—
Natural gas basis differential positions: (3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	39,089	79,388	87,162	59,954	59,138	16,425
Hedged differential ($/MMBtu)	$(0.56)	$(0.33)	$(0.33)	$(0.32)	$(0.33)	$(0.33)
NWPL Rockies basis swaps:
Hedged volume (MMMBtu)	17,778	39,718	43,292	46,294	38,880	10,804
Hedged differential ($/MMBtu)	$(0.20)	$(0.20)	$(0.20)	$(0.20)	$(0.19)	$(0.19)
MichCon basis swaps:
Hedged volume (MMMBtu)	4,839	9,490	9,344	7,768	7,437	2,044
Hedged differential ($/MMBtu)	$0.10	$0.08	$0.06	$0.05	$0.05	$0.05
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	2,889	5,256	4,891	4,575	3,604	986
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$(0.08)	$(0.08)
Permian basis swaps:
Hedged volume (MMMBtu)	2,337	4,891	5,074	4,219	4,819	1,314
Hedged differential ($/MMBtu)	$(0.20)	$(0.21)	$(0.21)	$(0.20)	$(0.20)	$(0.20)
Oil basis differential positions: (3)
Midland - Cushing basis swaps:
Hedged volume (MBbls)	1,012	—	—	—	—	—
Hedged differential ($/Bbl)	$(0.95)	$—	$—	$—	$—	$—
Oil timing differential positions:
Trade month roll swaps: (4)
Hedged volume (MBbls)	3,501	7,254	7,251	7,446	6,486	—
Hedged differential ($/Bbl)	$0.22	$0.22	$0.24	$0.25	$0.25	$—

(1)
Includes certain outstanding natural gas put options of approximately 5,329 MMMBtu for the period July 1, 2013, through December 31, 2013, 10,570 MMMBtu for each of the years ending December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to indirectly hedge revenues associated with NGL production.

(2)
Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.

(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas and oil production.

(4)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

The following table summarizes derivative positions for the periods indicated as of December 31, 2012:

	2013	2014	2015	2016	2017	2018
Natural gas positions:
Fixed price swaps:
Hedged volume (MMMBtu)	87,290	97,401	118,041	121,841	120,122	36,500
Average price ($/MMBtu)	$5.22	$5.25	$5.19	$4.20	$4.26	$5.00
Puts: (1)
Hedged volume (MMMBtu)	86,198	79,628	71,854	76,269	66,886	—
Average price ($/MMBtu)	$5.37	$5.00	$5.00	$5.00	$4.88	$—
Total:
Hedged volume (MMMBtu)	173,488	177,029	189,895	198,110	187,008	36,500
Average price ($/MMBtu)	$5.29	$5.14	$5.12	$4.51	$4.48	$5.00

Oil positions:
Fixed price swaps: (2)
Hedged volume (MBbls)	11,871	11,903	11,599	11,464	4,755	—
Average price ($/Bbl)	$94.97	$92.92	$96.23	$90.56	$89.02	$—
Puts:
Hedged volume (MBbls)	3,105	3,960	3,426	3,271	384	—
Average price ($/Bbl)	$97.86	$91.30	$90.00	$90.00	$90.00	$—
Total:
Hedged volume (MBbls)	14,976	15,863	15,025	14,735	5,139	—
Average price ($/Bbl)	$95.57	$92.52	$94.81	$90.44	$89.10	$—

Natural gas basis differential positions: (3)
Panhandle basis swaps:
Hedged volume (MMMBtu)	77,800	79,388	87,162	19,764	—	—
Hedged differential ($/MMBtu)	$(0.56)	$(0.33)	$(0.33)	$(0.31)	$—	$—
NWPL - Rockies basis swaps:
Hedged volume (MMMBtu)	34,785	36,026	38,362	39,199	—	—
Hedge differential ($/MMBtu)	$(0.20)	$(0.20)	$(0.20)	$(0.20)	$—	$—
MichCon basis swaps:
Hedged volume (MMMBtu)	9,600	9,490	9,344	—	—	—
Hedged differential ($/MMBtu)	$0.10	$0.08	$0.06	$—	$—	$—
Houston Ship Channel basis swaps:
Hedged volume (MMMBtu)	5,731	5,256	4,891	4,575	—	—
Hedged differential ($/MMBtu)	$(0.10)	$(0.10)	$(0.10)	$(0.10)	$—	$—
Permian basis swaps:
Hedged volume (MMMBtu)	4,636	4,891	5,074	—	—	—
Hedged differential ($/MMBtu)	$(0.20)	$(0.21)	$(0.21)	$—	$—	$—

Oil timing differential positions:
Trade month roll swaps: (4)
Hedged volume (MBbls)	6,944	7,254	7,251	7,446	6,486	—
Hedged differential ($/Bbl)	$0.22	$0.22	$0.24	$0.25	$0.25	$—

(1)
Includes certain outstanding natural gas puts of approximately 10,570 MMMBtu for each of the years ending December 31, 2013, December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.

(2)
Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.

(3)	Settle on the respective pricing index to hedge basis differential associated with natural gas production.

(4)
The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

Fair Value of Derivatives Outstanding on a Gross Basis by Location on the Balance Sheet
The Company’s commodity derivatives are presented on a net basis in “derivative instruments” on the condensed consolidated balance sheets. The following summarizes the fair value of derivatives outstanding on a gross basis:

	March 31, 2013	December 31, 2012
	(in thousands)
Assets:
Commodity derivatives	$1,034,866	$1,282,390
Liabilities:
Commodity derivatives	$352,259	$405,619

The Company’s commodity derivatives are presented on a net basis in “derivative instruments” on the condensed consolidated balance sheets. The following summarizes the fair value of derivatives outstanding on a gross basis:

	June 30, 2013	December 31, 2012
	(in thousands)
Assets:
Commodity derivatives	$1,181,540	$1,282,390
Liabilities:
Commodity derivatives	$230,908	$405,619

The following summarizes the fair value of derivatives outstanding on a gross basis:

	December 31,
	2012	2011
	(in thousands)
Assets:
Commodity derivatives	$1,282,390	$880,175
Liabilities:
Commodity derivatives	$405,619	$320,835

Fair Value Measurements on a Recurring Basis (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement Inputs, Disclosure
The following presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	March 31, 2013
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,034,866	$(340,530)	$694,336
Liabilities:
Commodity derivatives	$352,259	$(340,530)	$11,729

	December 31, 2012
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,282,390	$(401,479)	$880,911
Liabilities:
Commodity derivatives	$405,619	$(401,479)	$4,140

(1)	Represents counterparty netting under agreements governing such derivatives.

The following presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	June 30, 2013
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,181,540	$(228,276)	$953,264
Liabilities:
Commodity derivatives	$230,908	$(228,276)	$2,632

	December 31, 2012
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,282,390	$(401,479)	$880,911
Liabilities:
Commodity derivatives	$405,619	$(401,479)	$4,140

(1)	Represents counterparty netting under agreements governing such derivatives.

The following presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurements on a Recurring Basis December 31, 2012
	Level 2	Netting (1)	Total
	(in thousands)
Assets:
Commodity derivatives	$1,282,390	$(401,479)	$880,911
Liabilities:
Commodity derivatives	$405,619	$(401,479)	$4,140

(1)	Represents counterparty netting under agreements governing such derivatives.

Other Property and Equipment (Tables) (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Property, Plant and Equipment [Line Items]
Other Property and Equipment
Other property and equipment consists of the following:

	December 31,
	2012	2011
	(in thousands)

Natural gas plant and pipeline	$371,292	$129,863
Buildings and leasehold improvements	19,999	16,158
Vehicles	19,731	13,653
Drilling and other equipment	6,265	3,645
Furniture and office equipment	47,623	29,972
Land	4,278	3,944
	469,188	197,235
Less accumulated depreciation	(73,721)	(48,024)
	$395,467	$149,211

Asset Retirement Obligations (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Asset Retirement Obligations Reconciliation
The following presents a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligations at December 31, 2012	$151,974
Liabilities added from drilling	590
Current year accretion expense	2,764
Settlements	(1,981)
Revision of estimates	(269)
Asset retirement obligations at March 31, 2013	$153,078

The following presents a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligations at December 31, 2012	$151,974
Liabilities added from drilling	1,575
Liabilities associated with assets sold	(1,092)
Current year accretion expense	5,575
Settlements	(2,687)
Revision of estimates	2,500
Asset retirement obligations at June 30, 2013	$157,845

The following presents a reconciliation of the Company’s asset retirement obligations:

	December 31,
	2012	2011
	(in thousands)

Asset retirement obligations at beginning of year	$71,142	$42,945
Liabilities added from acquisitions	63,663	19,853
Liabilities added from drilling	1,799	1,277
Current year accretion expense	8,550	4,140
Settlements	(3,640)	(2,218)
Revision of estimates	10,460	5,145
Asset retirement obligations at end of year	$151,974	$71,142

Earnings Per Unit (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Unit Reconciliation
The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net loss:

	Net Loss (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended March 31, 2013:
Net loss:
Allocated to units	$(221,885)
Allocated to participating securities	(1,301)
	$(223,186)
Net loss per unit:
Basic net loss per unit		233,176	$(0.96)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		233,176	$(0.96)

Three months ended March 31, 2012:
Net loss:
Allocated to units	$(6,202)
Allocated to participating securities	(1,375)
	$(7,577)
Net loss per unit:
Basic net loss per unit		193,256	$(0.04)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		193,256	$(0.04)

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income:

	Net Income (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Three months ended June 30, 2013:
Net income:
Allocated to units	$345,157
Allocated to participating securities	(2,629)
	$342,528
Net income per unit:
Basic net income per unit		233,448	$1.47
Dilutive effect of unit equivalents		462	(0.01)
Diluted net income per unit		233,910	$1.46

Three months ended June 30, 2012:
Net income:
Allocated to units	$237,086
Allocated to participating securities	(2,232)
	$234,854
Net income per unit:
Basic net income per unit		197,507	$1.19
Dilutive effect of unit equivalents		653	—
Diluted net income per unit		198,160	$1.19

Six months ended June 30, 2013:
Net income:
Allocated to units	$123,272
Allocated to participating securities	(2,599)
	$120,673
Net income per unit:
Basic net income per unit		233,313	$0.52
Dilutive effect of unit equivalents		487	—
Diluted net income per unit		233,800	$0.52

Six months ended June 30, 2012:
Net income:
Allocated to units	$230,884
Allocated to participating securities	(2,735)
	$228,149
Net income per unit:
Basic net income per unit		195,382	$1.17
Dilutive effect of unit equivalents		657	(0.01)
Diluted net income per unit		196,039	$1.16

The following table provides a reconciliation of the numerators and denominators of the basic and diluted per unit computations for net income (loss):

	Net Income (Loss) (Numerator)	Units (Denominator)	Per Unit Amount
	(in thousands)
Year ended December 31, 2012:
Net loss:
Allocated to units	$(386,616)
Allocated to unvested restricted units	(4,575)
	$(391,191)
Net loss per unit:
Basic net loss per unit		203,775	$(1.92)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		203,775	$(1.92)

Year ended December 31, 2011:
Net income:
Allocated to units	$438,439
Allocated to unvested restricted units	(4,739)
	$433,700
Net income per unit:
Basic net income per unit		172,004	$2.52
Dilutive effect of unit equivalents		725	(0.01)
Diluted net income per unit		172,729	$2.51

Year ended December 31, 2010:
Net loss:
Allocated to units	$(114,288)
Allocated to unvested restricted units	—
	$(114,288)
Net loss per unit:
Basic net loss per unit		142,535	$(0.80)
Dilutive effect of unit equivalents		—	—
Diluted net loss per unit		142,535	$(0.80)

Operating Leases (Tables) (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Operating Leased Assets [Line Items]
Future Minimum Lease Payments	As of December 31, 2012, future minimum lease payments were as follows (in thousands):

2013	$6,459
2014	6,718
2015	6,660
2016	4,396
2017	4,381
Thereafter	8,761
$37,375

Income Taxes (Tables)	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]
Operating Loss Carryforwards [Line Items]
Components of income tax expense (benefit)
The Company is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Income tax expense consisted of the following:

April 30, 2012 (Inception) To December 31, 2012
(in thousands)

Deferred taxes:
Federal	$11,867
State	661
$12,528

Certain of the Company’s subsidiaries are Subchapter C-corporations subject to federal and state income taxes. Income tax expense (benefit) consisted of the following:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Current taxes:
Federal	$2,711	$4,551	$65
State	439	605	1,088
Deferred taxes:
Federal	323	(1,148)	2,862
State	(683)	1,458	226
	$2,790	$5,466	$4,241

Effective income tax rate reconciliation
A reconciliation of the federal statutory tax rate to the effective tax rate is as follows:

April 30, 2012 (Inception) To December 31, 2012

Federal statutory rate	35.0%
State, net of federal tax benefit	2.0
Other items	0.8
Effective rate	37.8%

A reconciliation of the federal statutory tax rate to the effective tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010

Federal statutory rate	35.0%	35.0%	35.0%
State, net of federal tax benefit	0.1	0.5	(1.2)
Loss excluded from nontaxable entities	(35.6)	(34.4)	(37.5)
Other items	(0.2)	0.1	(0.1)
Effective rate	(0.7)%	1.2%	(3.8)%

Significant components of the deferred tax assets and liabilities
Significant components of the deferred tax assets and liabilities were as follows:

December 31, 2012
(in thousands)

Deferred tax assets:
Net operating loss carryforwards	$622
Unamortized intangible drilling costs	9,029
Total deferred tax assets	9,651

Deferred tax liabilities:
Investment in LINN Energy	(23,210)
Total deferred tax liabilities	(23,210)
Net deferred tax liabilities	$(13,559)

Significant components of the deferred tax assets and liabilities were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$—	$159
Unit-based compensation	10,579	9,146
Other	4,924	3,606
Total deferred tax assets	15,503	12,911
Deferred tax liabilities:
Property and equipment principally due to differences in depreciation	(11,049)	(8,226)
Other	(1,055)	(1,646)
Total deferred tax liabilities	(12,104)	(9,872)
Net deferred tax assets	$3,399	$3,039

Classification of net deferred tax assets and liabilities in consolidated balance sheets
Net deferred tax assets and liabilities were classified on the consolidated balance sheets as follows:

	December 31,
	2012	2011
	(in thousands)

Deferred tax assets	$10,318	$8,279
Deferred tax liabilities	(612)	(589)
Other current assets	$9,706	$7,690

Deferred tax assets	$5,186	$4,632
Deferred tax liabilities	(11,493)	(9,283)
Other noncurrent liabilities	$(6,307)	$(4,651)

Classification of net deferred tax assets and liabilities in balance sheets
Net deferred tax assets and liabilities were classified on the balance sheet as follows:

December 31, 2012
(in thousands)

Noncurrent deferred tax assets	$9,651
Noncurrent deferred tax liabilities	(23,210)
Net noncurrent deferred tax liabilities	$(13,559)

Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Other Accrued Liabilities
“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	March 31, 2013	December 31, 2012
	(in thousands)

Accrued compensation	$13,886	$35,431
Accrued interest	123,407	72,668
Other	7,754	7,146
	$145,047	$115,245

“Other accrued liabilities” reported on the condensed consolidated balance sheets include the following:

	June 30, 2013	December 31, 2012
	(in thousands)

Accrued compensation	$20,513	$35,431
Accrued interest	73,453	72,668
Other	6,733	7,146
	$100,699	$115,245

“Other accrued liabilities” reported on the consolidated balance sheets include the following:

	December 31,
	2012	2011
	(in thousands)

Accrued compensation	$35,431	$19,581
Accrued interest	72,668	55,170
Other	7,146	1,147
	$115,245	$75,898

Supplemental Cash Flow Disclosures
Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Three Months Ended March 31,
	2013	2012
	(in thousands)

Cash payments for interest, net of amounts capitalized	$44,209	$42,517
Cash payments for income taxes	$—	$20

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties and joint-venture funding, assets were acquired and liabilities were assumed as follows:
Fair value of assets acquired	$8,101	$1,257,765
Fair value of liabilities assumed	15,093	(28,233)
Receivables from sellers	(1,212)	772
Payables to sellers	(6,854)	—
Cash paid	$15,128	$1,230,304

Supplemental disclosures to the condensed consolidated statements of cash flows are presented below:

	Six Months Ended June 30,
	2013	2012
	(in thousands)

Cash payments for interest, net of amounts capitalized	$192,517	$128,617
Cash payments for income taxes	$14	$306

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties and joint-venture funding, assets were acquired and liabilities were assumed as follows:
Fair value of assets acquired	$7,655	$1,841,027
Cash (paid) received	3,231	(1,455,433)
Receivables from sellers	1,792	772
Payables to sellers	(6,854)	(422)
Liabilities assumed	$5,824	$385,944

Supplemental disclosures to the consolidated statements of cash flows are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

Cash payments for interest, net of amounts capitalized	$343,331	$247,217	$128,807

Cash payments for income taxes	$366	$487	$1,797

Noncash investing activities:
In connection with the acquisition of oil and natural gas properties, liabilities were assumed as follow:
Fair value of assets acquired	$2,923,990	$1,523,466	$1,375,010
Cash paid, net of cash acquired	(2,640,475)	(1,500,193)	(1,351,033)
Receivable from seller	2,132	3,557	9,976
Payables to sellers	443	(4,847)	—
Liabilities assumed	$286,090	$21,983	$33,953

Supplemental Oil and Natural Gas Data (Unaudited) (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Reserve Quantities [Line Items]
Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development
Costs incurred in oil and natural gas property acquisition, exploration and development, whether capitalized or expensed, are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Property acquisition costs: (1)
Proved	$2,531,419	$1,328,328	$1,290,826
Unproved	181,124	188,409	65,604
Exploration costs	452	80	74
Development costs	1,062,043	639,395	244,834
Asset retirement costs	4,675	2,427	748
Total costs incurred	$3,779,713	$2,158,639	$1,602,086

(1)	See Note 2 for details about the Company’s acquisitions.

Capitalized Costs Related to Oil, Natural Gas and NGL Production Activities
Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	March 31, 2013	December 31, 2012
	(in thousands)
Proved properties:
Leasehold acquisition	$8,464,014	$8,603,888
Development	2,707,884	2,553,127
Unproved properties	374,202	454,315
	11,546,100	11,611,330
Less accumulated depletion and amortization	(2,174,273)	(2,025,656)
	$9,371,827	$9,585,674

Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	June 30, 2013	December 31, 2012
	(in thousands)
Proved properties:
Leasehold acquisition	$8,466,258	$8,603,888
Development	3,015,279	2,553,127
Unproved properties	384,552	454,315
	11,866,089	11,611,330
Less accumulated depletion and amortization	(2,358,158)	(2,025,656)
	$9,507,931	$9,585,674

Aggregate capitalized costs related to oil, natural gas and NGL production activities with applicable accumulated depletion and amortization are presented below:

	December 31,
	2012	2011
	(in thousands)
Proved properties:
Leasehold acquisition	$8,603,888	$6,040,239
Development	2,553,127	1,484,486
Unproved properties	454,315	310,925
	11,611,330	7,835,650
Less accumulated depletion and amortization	(2,025,656)	(1,033,617)
	$9,585,674	$6,802,033

Results of Operations for Oil and Gas Producing Activities
The results of operations for oil, natural gas and NGL producing activities (excluding corporate overhead and interest costs) are presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Revenues and other:
Oil, natural gas and natural gas liquid sales	$1,601,180	$1,162,037	$690,054
Gains on oil and natural gas derivatives	124,762	449,940	75,211
	1,725,942	1,611,977	765,265
Production costs:
Lease operating expenses	317,699	232,619	158,382
Transportation expenses	77,322	28,358	19,594
Severance and ad valorem taxes	130,805	78,458	45,114
	525,826	339,435	223,090
Other costs:
Exploration costs	1,915	2,390	5,168
Depletion and amortization	579,382	320,096	226,552
Impairment of long-lived assets	422,499	—	38,600
Gains on sale of assets and other, net	(1,369)	(1,001)	—
Texas margin tax (benefit) expense	(787)	1,599	657
	1,001,640	323,084	270,977
Results of operations	$198,476	$949,458	$271,198

Estimated Quantities of Oil, Natural Gas and NGL Reserves
An analysis of the change in estimated quantities of oil, natural gas and NGL reserves, all of which are located within the U.S., is shown below:

	Year Ended December 31, 2012
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	1,675	189.0	93.5	3,370
Revisions of previous estimates	(559)	(26.5)	(14.1)	(803)
Purchase of minerals in place	1,176	23.1	75.3	1,766
Extensions, discoveries and other additions	407	16.6	33.7	709
Production	(128)	(10.7)	(9.0)	(246)
End of year	2,571	191.5	179.4	4,796
Proved developed reserves:
Beginning of year	998	124.8	47.8	2,034
End of year	1,661	131.4	113.0	3,127
Proved undeveloped reserves:
Beginning of year	677	64.2	45.7	1,336
End of year	910	60.1	66.4	1,669

	Year Ended December 31, 2011
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	1,233	156.4	70.9	2,597
Revisions of previous estimates	(71)	(9.2)	0.9	(121)
Purchase of minerals in place	337	39.3	1.0	579
Extensions, discoveries and other additions	240	10.3	24.6	450
Production	(64)	(7.8)	(3.9)	(135)
End of year	1,675	189.0	93.5	3,370
Proved developed reserves:
Beginning of year	805	103.0	39.9	1,662
End of year	998	124.8	47.8	2,034
Proved undeveloped reserves:
Beginning of year	428	53.4	31.0	935
End of year	677	64.2	45.7	1,336

	Year Ended December 31, 2010
	Natural Gas (Bcf)	Oil (MMBbls)	NGL (MMBbls)	Total (Bcfe)
Proved developed and undeveloped reserves:
Beginning of year	774	102.1	54.2	1,712
Revisions of previous estimates	22	3.9	5.2	77
Purchase of minerals in place	369	49.1	1.2	671
Extensions, discoveries and other additions	118	6.1	13.3	234
Production	(50)	(4.8)	(3.0)	(97)
End of year	1,233	156.4	70.9	2,597
Proved developed reserves:
Beginning of year	549	77.9	33.9	1,220
End of year	805	103.0	39.9	1,662
Proved undeveloped reserves:
Beginning of year	225	24.2	20.3	492
End of year	428	53.4	31.0	935
The tables above include changes in estimated quantities of oil and NGL reserves shown in Mcf equivalents at a rate of one barrel per six Mcf.

Standardized Measure of Discounted Future Net Cash Flows and Changes Therein Relating to Proved Reserves
Information with respect to the standardized measure of discounted future net cash flows relating to proved reserves is summarized below. Future cash inflows are computed by applying applicable prices relating to the Company’s proved reserves to the year-end quantities of those reserves. Future production, development, site restoration and abandonment costs are derived based on current costs assuming continuation of existing economic conditions. There are no future income tax expenses because the Company is not subject to federal income taxes. Limited liability companies are subject to Texas margin tax. Limited liabilities companies were also subject to state income taxes in the state of Michigan during 2011 and 2010; however, these amounts are not material. See Note 14 for additional information about income taxes.

	December 31,
	2012	2011	2010
	(in thousands)

Future estimated revenues	$30,374,380	$29,319,369	$20,160,275
Future estimated production costs	(11,460,854)	(9,464,319)	(6,825,147)
Future estimated development costs	(3,574,058)	(2,848,497)	(1,733,929)
Future net cash flows	15,339,468	17,006,553	11,601,199
10% annual discount for estimated timing of cash flows	(9,266,487)	(10,391,693)	(7,377,667)
Standardized measure of discounted future net cash flows	$6,072,981	$6,614,860	$4,223,532

Representative NYMEX prices: (1)
Natural gas (MMBtu)	$2.76	$4.12	$4.38
Oil (Bbl)	$94.64	$95.84	$79.29

(1)
In accordance with SEC regulations, reserves at December 31, 2012, December 31, 2011, and December 31, 2010, were estimated using the average price during the 12-month period, determined as an unweighted average of the first-day-of-the-month price for each month, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. The price used to estimate reserves is held constant over the life of the reserves.

Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flow
The following summarizes the principal sources of change in the standardized measure of discounted future net cash flows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Sales and transfers of oil, natural gas and NGL produced during the period	$(1,075,354)	$(822,602)	$(466,964)
Changes in estimated future development costs	289,762	27,236	(56,001)
Net change in sales and transfer prices and production costs related to future production	(1,463,820)	784,308	886,438
Purchase of minerals in place	2,153,651	1,452,169	1,277,134
Extensions, discoveries, and improved recovery	413,702	552,704	329,642
Previously estimated development costs incurred during the period	442,322	306,827	42,947
Net change due to revisions in quantity estimates	(1,595,302)	(292,343)	164,999
Accretion of discount	661,486	422,353	172,328
Changes in production rates and other	(368,326)	(39,324)	149,727
	$(541,879)	$2,391,328	$2,500,250

Supplemental Quarterly Data (Unaudited) (Tables)	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]
Quarterly Financial Data
Quarterly Financial Data

	Period
	April 30 (Inception) To June 30	July 1 To September 30	October 1 To December 31
	(in thousands, except per share amount)
2012:
Equity income from investment in Linn Energy, LLC	$—	$—	$34,411
General and administrative expenses	(155)	(351)	(724)
Income tax expense	—	—	(12,528)
Net income (loss)	(155)	(351)	21,159

Net income per share, basic and diluted	N/A	N/A	$0.74

Quarterly Financial Data

	Quarters Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per unit amounts)
2012:
Oil, natural gas and natural gas liquid sales	$348,895	$347,227	$444,082	$460,976
Gains (losses) on oil and natural gas derivatives	2,031	439,647	(411,405)	94,489
Total revenues and other	354,090	800,597	48,328	571,225
Total expenses (1)	269,108	460,617	376,353	656,111
(Gain) losses on sale of assets and other, net	1,478	36	(14)	141
Net income (loss)	(6,202)	237,086	(430,005)	(187,495)

Net income (loss) per unit:
Basic	$(0.04)	$1.19	$(2.18)	$(0.83)
Diluted	$(0.04)	$1.19	$(2.18)	$(0.83)

(1)
Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization, impairment of long-lived assets and taxes, other than income taxes.

	Quarters Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per unit amounts)
2011:
Oil, natural gas and natural gas liquid sales	$240,707	$302,390	$292,482	$326,458
Gains (losses) on oil and natural gas derivatives	(369,476)	205,515	824,240	(210,339)
Total revenues and other	(126,473)	510,571	1,119,483	118,873
Total expenses (1)	165,625	195,672	211,254	240,353
Losses on sale of assets and other, net	614	977	279	1,646
Net income (loss)	(446,682)	237,109	837,627	(189,615)

Net income (loss) per unit:
Basic	$(2.75)	$1.34	$4.74	$(1.09)
Diluted	$(2.75)	$1.33	$4.72	$(1.09)

(1)
Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization and taxes, other than income taxes.

Basis of Presentation and Significant Accounting Policies (Details) (USD $)	2 Months Ended	3 Months Ended				6 Months Ended	8 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended	8 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Region	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Minimum [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Maximum [Member]
Number of operating regions																			8
Allowance for doubtful accounts																			$ 450,000	$ 1,000,000
Capitalized interest costs																			2,000,000	2,000,000	1,000,000
Impairment of long-lived assets													(14,851,000)	57,053,000	146,499,000	0	42,202,000	146,499,000	422,499,000	0	38,600,000
Impairment of long-lived assets, after tax																			422,499,000	0	38,600,000
Impairment of unproved oil and gas properties																			2,000,000	2,000,000	5,000,000
Useful lives of other property and equipment (in years)																						3 years	39 years
Natural gas production imbalance receivables																			28,000,000	19,000,000
Natural gas production imbalance payables																			18,000,000	9,000,000
Restricted cash													5,000,000	5,000,000			5,000,000		5,000,000	4,000,000
Net deferred financing fees																			114,000,000	94,000,000
Debt issuance fees amortization expense																			13,000,000	16,000,000	17,000,000
Write-off of deferred financing fees																			8,000,000	1,000,000	2,000,000
Share price		$ 33.18	$ 37.97	$ 35.24		$ 33.18	$ 35.24
Ownership percentage		15.00%	15.00%	15.00%		15.00%	15.00%
General and Administrative Expenses and Offering Costs		3,000,000				15,000,000
General and administrative expenses	155,000	2,531,000	11,767,000	724,000	351,000	14,298,000	1,230,000						46,305,000	58,566,000	41,185,000	43,321,000	104,871,000	84,506,000	173,206,000	133,272,000	99,078,000
Expenses for services provided by related party								72,000	344,000	462,000	806,000	772,000
Offering costs			361,000	3,000,000			3,000,000
Offering costs paid by related party								190,000	361,000		361,000	3,000,000
Number of days after receiving cash distribution related to interest in Linn Energy units, required to pay the cash received, net of tax reserve, to shareholders			5 days			5 days	5 days
Equity method investment, difference between carrying amount and underlying equity			516,000,000	516,000,000			516,000,000
Deferred tax assets				9,651,000			9,651,000												5,186,000	4,632,000
Noncurrent deferred tax liabilities				23,210,000			23,210,000												11,493,000	9,283,000
General and Administrative Expenses Paid by Related Party										2,000,000	8,000,000
Business Combination, Acquisition Related Costs		$ 2,000,000	$ 11,000,000			$ 13,000,000

Acquisitions (Narrative) (Details) (USD $)	0 Months Ended		6 Months Ended	15 Months Ended						0 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended
	Feb. 20, 2013	Apr. 03, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Jul. 31, 2012 Linn Energy, LLC [Member] Business Acquisition BP Green River	May 01, 2012 Linn Energy, LLC [Member] Business Acquisition East Texas	Mar. 30, 2012 Linn Energy, LLC [Member] Business Acquisition East Texas	Apr. 03, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Apr. 03, 2012 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Mar. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Mar. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Dec. 31, 2012 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Feb. 20, 2013 Linn Energy, LLC [Member] Business Acquisition, Berry	Dec. 15, 2011 Linn Energy, LLC [Member] Business Acquisition Plains	Nov. 18, 2011 Linn Energy, LLC [Member] Business Acquisition Permian Property	Mar. 30, 2012 Linn Energy, LLC [Member] Business Acquisition, BP	Dec. 31, 2012 Linn Energy, LLC [Member] Business Acquisition Various	Jun. 01, 2011 Linn Energy, LLC [Member] Business Acquisition Panther	May 11, 2011 Linn Energy, LLC [Member] Business Acquisition Williston Basin Property	Apr. 05, 2011 Linn Energy, LLC [Member] Business Acquisition SandRidge Property	Mar. 31, 2011 Linn Energy, LLC [Member] Business Acquisition Concho	Nov. 16, 2010 Linn Energy, LLC [Member] Business Acquisition Element	Oct. 14, 2010 Linn Energy, LLC [Member] Business Acquisition CrownQuest/Patriot Property	Aug. 16, 2010 Linn Energy, LLC [Member] Business Acquisition CrownQuest/Element	May 27, 2010 Linn Energy, LLC [Member] Acquisition of interests in Henry Savings LP and Henry Savings Management LLC	Apr. 30, 2010 Linn Energy, LLC [Member] Acquisition of interests in two wholly owned subsidiaries of HighMount Exploration and Production LLC Entity	Jan. 29, 2010 Linn Energy, LLC [Member] Acquisition of cetain oil and natural gas properties from certain affiliates of Merit Energy Company
Business Acquisition [Line Items]
Total consideration transferred							$ 990,000,000	$ 168,000,000	$ 168,000,000							$ 542,000,000	$ 110,000,000	$ 1,160,000,000	$ 122,000,000	$ 224,000,000	$ 153,000,000	$ 239,000,000	$ 192,000,000	$ 118,000,000	$ 260,000,000	$ 95,000,000	$ 323,000,000	$ 327,000,000	$ 151,000,000
Number of acquisitions																	2				2	2			2			2
Joint Venture Interest Acquired										23.00%	23.00%
Future funding of joint venture agreement										400,000,000	400,000,000
Business acquisitions - Net assets acquired						2,440,612,000					392,000,000
Imputed discount on future funding of joint venture											8,000,000
Future funding commitment of joint venture consideration transferred			69,000,000	270,000,000								15,000,000	217,000,000	201,000,000
Business acquisitions - current liabilities assumed											195,000,000
Business acquisitions - non-current liabilities assumed						196,601,000					197,000,000
Business Acquisition, Equity Interest Issued or Issuable, Exchange Ratio	125.00%														125.00%
Business Acquisition, Share Price	$ 46.2375														$ 46.2375
Business Acquisition, Cost of Acquired Entity, Purchase Price	4,400,000,000														4,400,000,000
Contract Price Of Divestiture		220,000,000
Long Lived Assets Held-for-sale, Impairment Charge					$ 57,000,000

Acquisitions (Purchase Price Allocation) (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Linn Energy, LLC [Member]
Assets:
Current	$ 12,215
Noncurrent	210,390
Oil and natural gas properties	2,701,385
Total assets acquired	2,923,990
Liabilities:
Current	223,114
Asset retirement obligations	63,663
Noncurrent	196,601
Total liabilities assumed	483,378
Net assets acquired	$ 2,440,612

Acquisitions (Pro Forma Financial Information) (Details) (Linn Energy, LLC [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Linn Energy, LLC [Member]
Business Acquisition Pro Forma Results of Operations
Total revenues and other	$ 1,937,620	$ 2,422,381
Total operating expenses	1,900,231	1,293,283
Net income (loss)	$ (391,868)	$ 639,664
Basic net income (loss) per unit	$ (1.95)	$ 3.65
Diluted net income (loss) per unit	$ (1.95)	$ 3.64

Acquisitions (Acquisitions, Joint-Venture Funding) (Details) (USD $)	0 Months Ended		6 Months Ended	15 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended
	Feb. 20, 2013	Feb. 21, 2013	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Apr. 03, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Apr. 03, 2012 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Mar. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Mar. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Dec. 31, 2012 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Feb. 20, 2013 Linn Energy, LLC [Member] Business Acquisition, Berry	Feb. 21, 2013 Linn Energy, LLC [Member] Business Acquisition, Berry	May 01, 2012 Linn Energy, LLC [Member] Business Acquisition East Texas	Mar. 30, 2012 Linn Energy, LLC [Member] Business Acquisition East Texas	Mar. 30, 2012 Linn Energy, LLC [Member] Business Acquisition, BP
Business Acquisition [Line Items]
Future funding commitment of joint venture consideration transferred			$ 69,000,000	$ 270,000,000			$ 15,000,000	$ 217,000,000	$ 201,000,000
Future funding of joint venture agreement					400,000,000	400,000,000
Number of LinnCo common shares for each Berry common share	125.00%									125.00%
Business acquisition, price per common share	$ 46.2375									$ 46.2375
Preliminary value of definitive purchase merger	4,400,000,000									4,400,000,000
Debt assumed		1,700,000,000									1,700,000,000
Joint Venture Interest Acquired					23.00%	23.00%
Total consideration transferred												$ 168,000,000	$ 168,000,000	$ 1,160,000,000

Acquisitions (Divestiture) (Details) (Linn Energy, LLC [Member], USD $)	0 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Linn Energy, LLC [Member]
Business Acquisition [Line Items]
Impairment of long-lived assets		$ (14,851,000)	$ 57,053,000	$ 146,499,000	$ 0	$ 42,202,000	$ 146,499,000	$ 422,499,000	$ 0	$ 38,600,000
Impairment on assets held for sale			57,000,000
Adjustment to impairment of long-lived assets		15,000,000
Proceeds from sale of Panther properties	219,000,000
Costs to sell Panther properties	$ 2,000,000

Unitholders' Capital / Capitalization (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended	8 Months Ended					0 Months Ended	1 Months Ended								3 Months Ended				6 Months Ended		12 Months Ended			15 Months Ended		0 Months Ended			1 Months Ended			0 Months Ended
	Feb. 20, 2013	Oct. 17, 2012	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Feb. 21, 2013	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Feb. 15, 2013 Linn Energy, LLC [Member]	Jan. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Sep. 30, 2011 Linn Energy, LLC [Member]	Aug. 31, 2011 Linn Energy, LLC [Member]	Mar. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Mar. 31, 2010 Linn Energy, LLC [Member]	Oct. 31, 2008 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Jan. 24, 2013 Linn Energy, LLC [Member]	May 16, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Feb. 15, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Oct. 17, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Nov. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Jan. 24, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Apr. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Jul. 16, 2013 Dividend Declared [Member] Linn Energy, LLC [Member]	Jul. 02, 2013 Dividend Declared [Member] Linn Energy, LLC [Member]	Apr. 24, 2013 Dividend Declared [Member] Linn Energy, LLC [Member]	May 15, 2013 Dividend Declared [Member] Linn Energy, LLC [Member]
LinnCo Initial Public Offering [Abstract]
Inital public offering, shares issued (in shares)		34,787,500																															34,787,500
Inital public offering, price per share (in usd per share)		$ 36.5																															$ 36.5
Initial public offering, price per share, net (in usd per share)		$ 34.858																															$ 34.858
Initial public offering, proceeds		$ 1,200,000,000																															$ 1,200,000,000
Public offering underwriting discount and offering expenses												28,000,000				26,000,000	17,000,000	17,000,000															57,000,000
Units of LINN Energy acquired		34,787,500																															34,787,500
Public Offering of Units [Abstract]
Public offering units sold												19,550,000				16,726,067	11,500,000	17,250,000
Public offering price per unit												$ 35.95				$ 38.8	$ 35.92	$ 25
Public offering price per unit, net of underwriting discount												$ 34.512				$ 37.248	$ 34.48	$ 24
Public offering net proceeds												674,000,000				623,000,000	396,000,000	414,000,000
Public offering underwriting discount and offering expenses												28,000,000				26,000,000	17,000,000	17,000,000															57,000,000
Equity Distribution Agreement [Abstract]
Equity distribution agreement maximum value															500,000,000
Equity distribution agreement professional service expenses												700,000	139,000		423,000
Equity distribution agreement commissions												1,000,000	587,000	12,000
Equity distribution agreement commissions and professional service expenses												2,000,000																	2,000,000
Equity distribution agreement units sold												1,539,651	772,104	16,060
Equity distribution agreement price per unit sold												$ 38.02	$ 38.03	$ 38.25
Equity distribution agreement net proceeds												57,000,000	29,000,000	602,000
Equity distribution agreement remaining balance																				411,000,000	411,000,000			411,000,000		411,000,000			411,000,000
Unit Repurchase Plan [Abstract]
Authorized repurchase value of units																			100,000,000
Units repurchased during the period (in units)																										0	529,734	486,700
Average unit price of units repurchased (in dollars per unit)																											$ 32.76	$ 23.79
Total cost of units repurchased																											17,000,000	12,000,000
Remaining balance of units under unit repurchase program																										56,000,000
Other Issuance and Cancellation of Units [Abstract]
Units purchased related to minimum withholding tax due under equity compensation plan (in units)																										0	0	9,055
Total cost of units purchased related to minimum withholding tax due under equity compensation plan																												300,000
Distributions [Abstract]
Per unit cash dividend paid (in dollars per unit)																														$ 0.725					$ 0.725
Distribution paid during period											170,000,000																				50,000,000	25,000,000		25,000,000
Capitalization [Abstract]
Number of classes of interests			2	2	2	2
Ownership percentage of voting shares held by LINN Energy								100.00%	100.00%	100.00%
Value of common shares outstanding			1,200,000,000	1,200,000,000	1,200,000,000	1,200,000,000
Capital contributed by LINN for share purchase			1,000	1,000	1,000	1,000		1,000,000	1,000	1,000																										1,000
Distributions/dividends declared per unit/share (in usd per unit/share)			$ 0.725	$ 0.71	$ 1.435	$ 0.71														$ 0.725	$ 0.725	$ 0.725	$ 0.69	$ 1.45	$ 1.415	$ 2.865	$ 2.7	$ 2.55										$ 0.725	$ 0.725
Estimated Dividend Payable																																								171,000,000
Business Acquisition, Equity Interest Issued or Issuable, Exchange Ratio	125.00%
Business Acquisition, Share Price	$ 46.2375
Business Acquisition, Cost of Acquired Entity, Purchase Price	4,400,000,000
Common Stock, Dividends, Per Share, Declared, Monthly Installment																																						$ 0.2416
Distribution Made to Member or Limited Partner, Cash Distributions Paid																					170,954,000		137,590,000	341,117,000	282,166,000	596,935,000	466,488,000	365,711,000									57,000,000
Business Acquisition, Purchase Price Allocation, Notes Payable and Long-term Debt							$ 1,700,000,000

Oil and Natural Gas Properties (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Linn Energy, LLC [Member]
Proved properties:
Leasehold acquisition	$ 8,466,258	$ 8,464,014	$ 8,603,888
Development	3,015,279	2,707,884	2,553,127
Unproved properties	384,552	374,202	454,315
Oil and natural gas properties (successful efforts method)	11,866,089	11,546,100	11,611,330	7,835,650
Less accumulated depletion and amortization	(2,358,158)	(2,174,273)	(2,025,656)	(1,033,617)
Oil and natural gas properties, successful efforts method, net	$ 9,507,931	$ 9,371,827	$ 9,585,674	$ 6,802,033

Business and Credit Concentrations (Details) (Linn Energy, LLC [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales [Member]
Concentration Risk [Line Items]
Total number of largest customers represented in sales	2	3	3
Sales [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	12.00%	13.00%	17.00%
Sales [Member] | Customer 2 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	11.00%	10.00%	14.00%
Sales [Member] | Customer 3 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)		10.00%	13.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Total number of largest customers represented in accounts receivable	2	3
Accounts Receivable [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	21.00%	12.00%
Accounts Receivable [Member] | Customer 2 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	11.00%	10.00%
Accounts Receivable [Member] | Customer 3 [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)		10.00%

Business (Details) (USD $)	0 Months Ended	8 Months Ended
	Oct. 17, 2012	Dec. 31, 2012	Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inital public offering, shares issued (in shares)	34,787,500
Inital public offering, price per share (in usd per share)	$ 36.5
Initial public offering, price per share, net (in usd per share)	$ 34.858
Initial public offering, proceeds	$ 1,200,000,000
Underwriting discounts and expenses	57,000,000	59,909,000
Units of LINN Energy acquired	34,787,500
Offering costs		$ 3,000,000	$ 361,000

Summarized Financial Information for Linn Energy, LLC (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Revenues and other	$ 838,825	$ 369,060	$ 1,207,885	$ 604,701
Expenses	384,581	(481,407)	865,988	(578,170)
Other income and (expense)	(110,216)	(102,002)	(212,218)	(85,464)
Income tax benefit	(1,129)	(7,536)	6,407	1,697
Net loss	345,157	(221,885)	123,272	(57,236)
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets	691,380	799,481	691,380	811,428
Noncurrent assets	10,739,614	10,420,344	10,739,614	10,639,810
Total assets	11,430,994	11,219,825	11,430,994	11,451,238
Equity Method Investment, Summarized Financial Information, Liabilities [Abstract]
Current liabilities	777,257	816,854	777,257	823,132
Noncurrent liabilities	6,422,205	6,357,535	6,422,205	6,200,926
Equity Method Investment Summarized Financial Information, Equity [Abstract]
Unitholders' capital	$ 4,231,532	$ 4,045,436	$ 4,231,532	$ 4,427,180

Unit-Based Compensation and Other Benefit Plans (Details) (Linn Energy, LLC [Member], USD $)	3 Months Ended				6 Months Ended		12 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended			3 Months Ended				6 Months Ended		12 Months Ended								1 Months Ended	3 Months Ended	6 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended						3 Months Ended	6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 General and Administrative Expenses [Member]	Mar. 31, 2013 General and Administrative Expenses [Member]	Jun. 30, 2012 General and Administrative Expenses [Member]	Mar. 31, 2012 General and Administrative Expenses [Member]	Jun. 30, 2013 General and Administrative Expenses [Member]	Jun. 30, 2012 General and Administrative Expenses [Member]	Dec. 31, 2012 General and Administrative Expenses [Member]	Dec. 31, 2011 General and Administrative Expenses [Member]	Dec. 31, 2010 General and Administrative Expenses [Member]	Jun. 30, 2013 Lease Operating Expense [Member]	Mar. 31, 2013 Lease Operating Expense [Member]	Jun. 30, 2012 Lease Operating Expense [Member]	Mar. 31, 2012 Lease Operating Expense [Member]	Jun. 30, 2013 Lease Operating Expense [Member]	Jun. 30, 2012 Lease Operating Expense [Member]	Dec. 31, 2012 Lease Operating Expense [Member]	Dec. 31, 2011 Lease Operating Expense [Member]	Dec. 31, 2010 Lease Operating Expense [Member]	Dec. 31, 2012 Unit Options [Member]	Dec. 31, 2011 Unit Options [Member]	Dec. 31, 2010 Unit Options [Member]	Dec. 31, 2012 Unit Options [Member] Nonemployee [Member]	Dec. 31, 2007 Unit Options [Member] Nonemployee [Member]	Jan. 31, 2013 Phantom Units [Member]	Mar. 31, 2013 Phantom Units [Member]	Jun. 30, 2013 Phantom Units [Member]	Dec. 31, 2012 Phantom Units [Member]	Jan. 31, 2013 Restricted Units [Member]	Mar. 31, 2013 Restricted Units [Member]	Jun. 30, 2013 Restricted Units [Member]	Dec. 31, 2012 Restricted Units [Member]	Dec. 31, 2011 Restricted Units [Member]	Dec. 31, 2010 Restricted Units [Member]	Dec. 31, 2012 Restricted/Unrestricted Units [Member]	Dec. 31, 2011 Restricted/Unrestricted Units [Member]	Dec. 31, 2010 Restricted/Unrestricted Units [Member]	Mar. 31, 2013 Share Based Compensation Arrangement Award [Member]	Jun. 30, 2013 Share Based Compensation Arrangement Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compenstaion Arrangement By Share Based Payment Award Fair Value																																														$ 27,000,000	$ 29,000,000
Awards vesting period (in years)																												3 years												3 years						3 years	3 years
Contractual life of unit options (in years)																												10 years
Number of shares available for grant (in units)							769,316																																				12,200,000
Phantom units issued and outstanding (in units)																																				36,784
Units authorized for issuance (in units)							4,600,000
Units reserved for future issuance (in units)							769,316																																				12,200,000
Share-based Compensation [Abstract]
Unit-based compensation expenses	8,313,000	11,262,000	6,663,000	8,171,000	19,575,000	14,834,000	29,533,000	22,243,000	13,792,000	7,136,000	9,865,000	6,289,000	7,622,000	17,001,000	13,911,000	27,641,000	21,131,000	13,450,000	1,177,000	1,397,000	374,000	549,000	2,574,000	923,000	1,892,000	1,112,000	342,000
Income tax benefit							10,912,000	8,219,000	5,096,000
Restricted/Unrestricted Nonvested Units [Roll Forward]
Nonvested units, beginning (in units)																																											1,859,662
Granted (in units)																																	105,530	105,530	105,530		612,240	612,240	652,840				1,046,590
Vested (in units)																																											(875,877)
Forfeited (in units)																																											(77,244)
Nonvested units, ending (in units)																																											1,953,131	1,859,662
Outstanding, beginning (in dollars per unit)																																											$ 31.54
Granted (in dollars per unit)																																											$ 37.42	$ 38.54	$ 25.89
Vested (in dollars per unit)																																											$ 27.2
Forfeited (in dollars per unit)																																											$ 34.34
Outstanding, ending (in dollars per unit)																																											$ 36.16	$ 31.54
Restricted/Unrestricted Units [Abstract]
Fair value of units vested																																								24,000,000	13,000,000	14,000,000
Unrecognized compensation cost																												15,000,000												35,000,000
Unrecognized compensation cost recognition period (in months)																												3 years 1 month 6 days												1 year 7 months
Granted (in units)																																	105,530	105,530	105,530		612,240	612,240	652,840				1,046,590
Unit Options Activity [Roll Forward]
Outstanding, beginning (in units)																												1,409,993
Granted (in units)																												3,400,000	0	0
Exercised (in units)																												(167,188)
Outstanding, ending (in units)																												4,642,805	1,409,993
Exercisable (in units)																												1,242,805
Weighted Average Exercise Price Per Unit [Abstract]
Outstanding, beginning (in dollars per unit)																												$ 22.14
Granted (in dollars per unit)																												$ 40.01
Exercised (in dollars per unit)																												$ 21.65
Outstanding, ending (in dollars per unit)																												$ 35.25	$ 22.14
Exercisable (in dollars per unit)																												$ 22.21
Weighted Average Grant Date Fair Value Per Unit [Abstract]
Weighted average grant date fair value of options granted (in dollars per unit)																												$ 5.31
Weighted Average Remaining Contractual Life in Years [Abstract]
Outstanding, beginning (in years)																												6 years 3 months 10 days	5 years 9 months 29 days
Outstanding, ending (in years)																												6 years 3 months 10 days	5 years 9 months 29 days
Exercisable (in years)																												4 years 11 months 4 days
Change in Unit Options and Unit Options Outstanding [Abstract]
Weighted average grant date fair value of options granted (in dollars per unit)																												$ 5.31
Intrinsic value of options exercised																												3,000,000	5,000,000	2,000,000
Proceeds from exercise of unit warrants																												4,000,000			3,000,000
Unit options, expired (in units)																												0	0	0
Unrecognized compensation cost																												15,000,000												35,000,000
Unrecognized compensation cost recognition period (in months)																												3 years 1 month 6 days												1 year 7 months
Intrinsic value of exercisable unit options																												16
Intrinsic value of outstanding unit options																												16	22
Expected volatility (in hundredths)																												34.10%
Expected distributions (in hundredths)																												7.25%
Risk free interest rate (in hundredths)																												0.67%
Expected term (in years)																												5 years
Nonemployee Grants [Abstract]
Unit warrants granted (in units)																																150,000
Unit warrants oustanding (in units)																															15,000
Exercise price of unit warrants (in dollars per unit)																															$ 25.5
Unit warrants contractual term (in years)																															10 years
Unit warrants exercised																															135,000
Proceeds from exercise of unit warrants																												4,000,000			3,000,000
Defined Contribution Plan [Abstract]
Entity's matching contribution (in hundredths)							100.00%
Participant's eligible contribution, (in hundredths)							6.00%
Contribution to 401 (k) defined contribution plan							5,000,000	4,000,000	3,000,000
Income Tax Benefit Associated With Share Based Compensation Expense	$ 3,072,000	$ 4,161,000	$ 2,462,000	$ 3,019,000	$ 7,233,000	$ 5,481,000

Debt (Details) (Linn Energy, LLC [Member], USD $)	3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended													12 Months Ended																		1 Months Ended								1 Months Ended										0 Months Ended									3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2013 Credit Facility Minimum [Member]	Jun. 30, 2013 Credit Facility Minimum [Member]	Mar. 31, 2013 Credit Facility Maximum [Member]	Jun. 30, 2013 Credit Facility Maximum [Member]	Jun. 30, 2013 Line of Credit Credit Facility		Apr. 24, 2013 Line of Credit Credit Facility	Apr. 01, 2013 Line of Credit Credit Facility	Mar. 31, 2013 Line of Credit Credit Facility		Dec. 31, 2012 Line of Credit Credit Facility		Jul. 31, 2012 Line of Credit Credit Facility	Dec. 31, 2011 Line of Credit Credit Facility		Oct. 31, 2011 Line of Credit Credit Facility	Dec. 31, 2012 Line of Credit Credit Facility Minimum [Member]	Dec. 31, 2012 Line of Credit Credit Facility Maximum [Member]	Jun. 30, 2013 Line of Credit Credit Facility LIBOR Minimum [Member]	Mar. 31, 2013 Line of Credit Credit Facility LIBOR Minimum [Member]	Dec. 31, 2012 Line of Credit Credit Facility LIBOR Minimum [Member]	Jun. 30, 2013 Line of Credit Credit Facility LIBOR Maximum [Member]	Mar. 31, 2013 Line of Credit Credit Facility LIBOR Maximum [Member]	Dec. 31, 2012 Line of Credit Credit Facility LIBOR Maximum [Member]	Jun. 30, 2013 Line of Credit Credit Facility ABR Minimum [Member]	Mar. 31, 2013 Line of Credit Credit Facility ABR Minimum [Member]	Dec. 31, 2012 Line of Credit Credit Facility ABR Minimum [Member]	Jun. 30, 2013 Line of Credit Credit Facility ABR Maximum [Member]	Mar. 31, 2013 Line of Credit Credit Facility ABR Maximum [Member]	Dec. 31, 2012 Line of Credit Credit Facility ABR Maximum [Member]	Jun. 30, 2013 Subordinated Debt	Mar. 31, 2013 Subordinated Debt	Dec. 31, 2012 Subordinated Debt	Dec. 31, 2011 Subordinated Debt	Jun. 30, 2013 Subordinated Debt Senior Notes Due 2017	Mar. 31, 2013 Subordinated Debt Senior Notes Due 2017		Dec. 31, 2012 Subordinated Debt Senior Notes Due 2017		Dec. 31, 2011 Subordinated Debt Senior Notes Due 2017		Dec. 31, 2009 Subordinated Debt Senior Notes Due 2017	Jul. 31, 2013 Subordinated Debt Senior Notes Due 2018	Jun. 30, 2013 Subordinated Debt Senior Notes Due 2018		Mar. 31, 2013 Subordinated Debt Senior Notes Due 2018		Dec. 31, 2012 Subordinated Debt Senior Notes Due 2018		Dec. 31, 2011 Subordinated Debt Senior Notes Due 2018		Dec. 31, 2008 Subordinated Debt Senior Notes Due 2018	May 13, 2011 Subordinated Debt Senior Notes Due May 2019	Jun. 30, 2013 Subordinated Debt Senior Notes Due May 2019		Mar. 31, 2013 Subordinated Debt Senior Notes Due May 2019		Dec. 31, 2012 Subordinated Debt Senior Notes Due May 2019		Dec. 31, 2011 Subordinated Debt Senior Notes Due May 2019		Mar. 31, 2012 Subordinated Debt Senior Notes Due November 2019	Jun. 30, 2013 Subordinated Debt Senior Notes Due November 2019		Mar. 31, 2013 Subordinated Debt Senior Notes Due November 2019		Dec. 31, 2012 Subordinated Debt Senior Notes Due November 2019		Dec. 31, 2011 Subordinated Debt Senior Notes Due November 2019		Jun. 30, 2013 Subordinated Debt Senior Notes Due 2020		Mar. 31, 2013 Subordinated Debt Senior Notes Due 2020		Dec. 31, 2012 Subordinated Debt Senior Notes Due 2020		Dec. 31, 2011 Subordinated Debt Senior Notes Due 2020		Dec. 31, 2010 Subordinated Debt Senior Notes Due 2020	Jun. 30, 2013 Subordinated Debt Senior Notes Due 2021		Mar. 31, 2013 Subordinated Debt Senior Notes Due 2021		Dec. 31, 2012 Subordinated Debt Senior Notes Due 2021		Dec. 31, 2011 Subordinated Debt Senior Notes Due 2021		Dec. 31, 2010 Subordinated Debt Senior Notes Due 2021	Jun. 30, 2013 Less Current Maturities		Mar. 31, 2013 Less Current Maturities		Dec. 31, 2012 Less Current Maturities		Dec. 31, 2011 Less Current Maturities		Jun. 30, 2013 Total Debt Less Current Maturities		Mar. 31, 2013 Total Debt Less Current Maturities		Dec. 31, 2012 Total Debt Less Current Maturities		Dec. 31, 2011 Total Debt Less Current Maturities
Debt Instrument [Line Items]
Long-term Debt, Gross													$ 1,435,000,000	[1]			$ 1,335,000,000	[2]	$ 1,180,000,000	[1],[2],[3]		$ 940,000,000	[3]																				$ 0	$ 41,000,000		$ 41,000,000		$ 41,000,000				$ 14,000,000		$ 14,000,000		$ 14,000,000		$ 14,000,000				$ 750,000,000		$ 750,000,000		$ 750,000,000		$ 750,000,000			$ 1,800,000,000		$ 1,800,000,000		$ 1,800,000,000		$ 0		$ 1,300,000,000		$ 1,300,000,000		$ 1,300,000,000		$ 1,300,000,000			$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000
Long-term Debt, Current Maturities																																																																																																	0		0		0		0
Long-term Debt																																																																																																									6,299,000,000		6,240,000,000		6,085,000,000		4,045,000,000
Debt Instrument, Unamortized Discount																																							(43,000,000)	(46,000,000)	(47,000,000)	(51,000,000)
Long-term Debt, Excluding Current Maturities	6,256,000,000		6,256,000,000		6,038,000,000	3,994,000,000		6,194,000,000
Long-term Debt, Fair Value													1,435,000,000	[1],[4]			1,335,000,000	[2],[4]	1,180,000,000	[1],[2],[3],[4]		940,000,000	[3],[4]																				0 [4]	44,000,000	[4]	44,000,000	[4]	46,000,000	[4]			15,000,000	[4]	15,000,000	[4]	15,000,000	[4]	16,000,000	[4]			730,000,000	[4]	782,000,000	[4]	755,000,000	[4]	742,000,000	[4]		1,708,000,000	[4]	1,834,000,000	[4]	1,802,000,000	[4]	0	[4]	1,362,000,000	[4]	1,433,000,000	[4]	1,414,000,000	[4]	1,406,000,000	[4]		999,000,000	[4]	1,069,000,000	[4]	1,061,000,000	[4]	1,036,000,000	[4]		0	[4]	0	[4]	0	[4]	0	[4]	6,249,000,000	[4]	6,512,000,000	[4]	6,271,000,000	[4]	4,186,000,000	[4]
Debt Instrument, Interest Rate at Period End (in hundredths)													1.95%				1.96%		1.97%			2.57%
Line of Credit Facility, redetermined borrowing base															4,500,000,000						4,500,000,000			4,500,000,000
Line of Credit Facility, Maximum Borrowing Capacity															4,000,000,000	4,000,000,000					3,000,000,000			3,000,000,000
Line of Credit Facility, Remaining Borrowing Capacity													2,600,000,000				1,700,000,000		1,800,000,000
Outstanding letters of credit that reduce the credit facility availability													5,000,000				5,000,000		5,000,000
Line Of Credit Facility Financing Fees And Expense Incurred																			12,000,000
The percentage of properties that the company is required to maintain mortgages on (in hundredths)													80.00%				80.00%		80.00%
Line Of Credit Facility Collateral Coverage Ratio													2.5				2.5		2.5
Debt Instrument, Basis Spread on Variable Rate																											1.50%	1.50%	1.50%	2.50%	2.50%	2.50%	0.50%	0.50%	0.50%	1.50%	1.50%	1.50%
Line of credit facility unused capacity commitment fee percentage (in hundredths)									0.38%	0.38%	0.50%	0.50%													0.38%	0.50%
Debt Instrument, Face Amount																																																		250,000,000										256,000,000	750,000,000					750,000,000		750,000,000		1,800,000,000																	1,300,000,000									1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)																																														11.75%				11.75%						9.88%				9.88%						6.50%		6.50%		6.25%					6.25%								8.63%				8.63%					7.75%				7.75%
Debt instrument redemption amount																																											41,000,000								14,000,000
Issue price of debt instruments as percentage of face amount (in hundredths)																																																																						99.99%
Net proceeds received																																																																						1,770,000,000
Unamortized discount																																																																						198,000
Financing fees and expenses incurred related to the issuance of long-term debt																																																																						29,000,000
Maximum percentage of November 2019 Senior Notes that can be redeemed on or before November 1, 2015 (in hundredths)																																																																						35.00%
Redemption price, stated as a percentage of the face amount, for November 2019 Senior Notes redeemed on or before November 1, 2015 (in hundredths)																																																																						106.25%
Redemption price, stated as a percentage of the face amount, for 2019 Senior Notes redeemed on or after November 1, 2015 (in hundredths)																																																																						103.13%
Redemption price percentage of November 2019 Senior Notes if there is a change of control (in hundredths)																																																																						101.00%
Number Of Days For Effective Registration Statement																																																													400 days									400 days
Increase in Interest Accruing on Long-Term Debt Due to Notes Not Yet Declared Effective																																																																							0.25%
Additional interest due to late registration																																																																		850,000					4,000,000		1,000,000
Loss on extinguishment of debt	$ 4,187,000	$ 0	$ 4,187,000	$ 0	$ 0	$ 94,612,000	$ 0																																				$ 4,000,000

[1]	Variable interest rates of 1.95% and 1.97% at June 30, 2013, and December 31, 2012, respectively.
[2]	Variable interest rates of 1.96% and 1.97% at March 31, 2013, and December 31, 2012, respectively.
[3]	Variable interest rates of 1.97% and 2.57% at December 31, 2012, and December 31, 2011, respectively.
[4]	The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

Derivatives (Commodity Derivatives) (Details) (Linn Energy, LLC [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended						6 Months Ended			12 Months Ended
	Sep. 30, 2010	Jun. 30, 2013 MMMBTU MBbls		Mar. 31, 2013 MBbls MMMBTU		Jun. 30, 2012 MBbls MMMBTU	Mar. 31, 2012 MBbls MMMBTU	Jun. 30, 2013 MMMBTU MBbls		Jun. 30, 2012 MBbls MMMBTU	Dec. 31, 2012 MMMBTU MBbls		Dec. 31, 2011 MMMBTU MBbls
Derivative [Line Items]
Premiums paid for put options on oil and natural gas commodity derivative contracts											$ 583
Volumes of natural gas production on settled derivatives (in MMMbtu)		43,253		42,778		34,438	23,642	86,031		58,080	140,884		64,457
Average contract price per MMBtu on settled derivatives		5.29		5.29		5.45	5.84	5.29		5.61	5.41		8.24
Volumes of oil production on settled derivatives (in MBbls)		3,734		3,693		2,731	2,578	7,426		5,308	11,289		7,917
Average contract price per barrel on settled derivatives		95.57		95.57		98.08	97.93	95.57		98.01	97.61		85.7
Realized Gain (Loss) on Interest Rate Derivatives Not Designated as Hedging Instruments Canceled Before Settlement Date	$ 124
2013 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		87,457		130,710				87,457			173,488
Weighted Average Fixed Price (in usd per energy unit)		5.29		5.29				5.29			5.29
2013 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		44,004		65,766				44,004			87,290
Weighted Average Fixed Price (in usd per energy unit)		5.22		5.22				5.22			5.22
2013 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		43,453	[1]	64,944	[2]			43,453	[1]		86,198	[3]
Weighted Average Short Put Price (in usd per energy unit)		5.37	[1]	5.37	[2]			5.37	[1]		5.37	[3]
2013 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,550		11,283				7,550			14,976
Weighted Average Fixed Price (in usd per energy unit)		95.57		95.57				95.57			95.57
2013 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		5,985	[4]	8,944	[4]			5,985	[4]		11,871	[4]
Weighted Average Fixed Price (in usd per energy unit)		94.97	[4]	94.97	[4]			94.97	[4]		94.97	[4]
2013 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		1,565		2,339				1,565			3,105
Weighted Average Short Put Price (in usd per energy unit)		97.86		97.86				97.86			97.86
2013 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		39,089	[5]	58,508	[5]			39,089	[5]		77,800	[6]
Hedged Differential (in usd per energy unit)		(0.56)	[5]	(0.56)	[5]			(0.56)	[5]		(0.56)	[6]
2013 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		17,778	[5]	26,208	[5]			17,778	[5]		34,785	[6]
Hedged Differential (in usd per energy unit)		(0.2)	[5]	(0.2)	[5]			(0.2)	[5]		(0.2)	[6]
2013 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,839	[5]	7,233	[5]			4,839	[5]		9,600	[6]
Hedged Differential (in usd per energy unit)		0.1	[5]	0.1	[5]			0.1	[5]		0.1	[6]
2013 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		2,889	[5]	4,318	[5]			2,889	[5]		5,731	[6]
Hedged Differential (in usd per energy unit)		(0.1)	[5]	(0.1)	[5]			(0.1)	[5]		(0.1)	[6]
2013 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		2,337	[5]	3,493	[5]			2,337	[5]		4,636	[6]
Hedged Differential (in usd per energy unit)		(0.2)	[5]	(0.2)	[5]			(0.2)	[5]		(0.2)	[6]
2013 | Oil Basis Differential Commodity Contract [Member] | Midland-Cushing Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		1,012	[5]	1,513	[5]			1,012	[5]
Hedged Differential (in usd per energy unit)		(0.95)	[5]	(0.95)	[5]			(0.95)	[5]
2013 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,501	[7]	5,232	[7]			3,501	[7]		6,944	[7]
Hedged Differential (in usd per energy unit)		0.22	[7]	0.22	[7]			0.22	[7]		0.22	[7]
2013 | Natural Gas Liquid Commodity Contract | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		5,329		7,964				5,329			10,570
2014 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		177,029		177,029				177,029			177,029
Weighted Average Fixed Price (in usd per energy unit)		5.14		5.14				5.14			5.14
2014 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		97,401		97,401				97,401			97,401
Weighted Average Fixed Price (in usd per energy unit)		5.25		5.25				5.25			5.25
2014 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		79,628	[1]	79,628	[2]			79,628	[1]		79,628	[3]
Weighted Average Short Put Price (in usd per energy unit)		5	[1]	5	[2]			5	[1]		5	[3]
2014 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		15,863		15,863				15,863			15,863
Weighted Average Fixed Price (in usd per energy unit)		92.52		92.52				92.52			92.52
2014 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		11,903	[4]	11,903	[4]			11,903	[4]		11,903	[4]
Weighted Average Fixed Price (in usd per energy unit)		92.92	[4]	92.92	[4]			92.92	[4]		92.92	[4]
2014 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,960		3,960				3,960			3,960
Weighted Average Short Put Price (in usd per energy unit)		91.3		91.3				91.3			91.3
2014 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		79,388	[5]	79,388	[5]			79,388	[5]		79,388	[6]
Hedged Differential (in usd per energy unit)		(0.33)	[5]	(0.33)	[5]			(0.33)	[5]		(0.33)	[6]
2014 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		39,718	[5]	36,026	[5]			39,718	[5]		36,026	[6]
Hedged Differential (in usd per energy unit)		(0.2)	[5]	(0.2)	[5]			(0.2)	[5]		(0.2)	[6]
2014 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		9,490	[5]	9,490	[5]			9,490	[5]		9,490	[6]
Hedged Differential (in usd per energy unit)		0.08	[5]	0.08	[5]			0.08	[5]		0.08	[6]
2014 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		5,256	[5]	5,256	[5]			5,256	[5]		5,256	[6]
Hedged Differential (in usd per energy unit)		(0.1)	[5]	(0.1)	[5]			(0.1)	[5]		(0.1)	[6]
2014 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,891	[5]	4,891	[5]			4,891	[5]		4,891	[6]
Hedged Differential (in usd per energy unit)		(0.21)	[5]	(0.21)	[5]			(0.21)	[5]		(0.21)	[6]
2014 | Oil Basis Differential Commodity Contract [Member] | Midland-Cushing Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[5]	0	[5]			0	[5]
Hedged Differential (in usd per energy unit)		0	[5]	0	[5]			0	[5]
2014 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,254	[7]	7,254	[7]			7,254	[7]		7,254	[7]
Hedged Differential (in usd per energy unit)		0.22	[7]	0.22	[7]			0.22	[7]		0.22	[7]
2014 | Natural Gas Liquid Commodity Contract | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		10,570		10,570				10,570			10,570
2015 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		189,895		189,895				189,895			189,895
Weighted Average Fixed Price (in usd per energy unit)		5.12		5.12				5.12			5.12
2015 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		118,041		118,041				118,041			118,041
Weighted Average Fixed Price (in usd per energy unit)		5.19		5.19				5.19			5.19
2015 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		71,854	[1]	71,854	[2]			71,854	[1]		71,854	[3]
Weighted Average Short Put Price (in usd per energy unit)		5	[1]	5	[2]			5	[1]		5	[3]
2015 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		15,025		15,025				15,025			15,025
Weighted Average Fixed Price (in usd per energy unit)		94.81		94.81				94.81			94.81
2015 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		11,599	[4]	11,599	[4]			11,599	[4]		11,599	[4]
Weighted Average Fixed Price (in usd per energy unit)		96.23	[4]	96.23	[4]			96.23	[4]		96.23	[4]
2015 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,426		3,426				3,426			3,426
Weighted Average Short Put Price (in usd per energy unit)		90		90				90			90
2015 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		87,162	[5]	87,162	[5]			87,162	[5]		87,162	[6]
Hedged Differential (in usd per energy unit)		(0.33)	[5]	(0.33)	[5]			(0.33)	[5]		(0.33)	[6]
2015 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		43,292	[5]	38,362	[5]			43,292	[5]		38,362	[6]
Hedged Differential (in usd per energy unit)		(0.2)	[5]	(0.2)	[5]			(0.2)	[5]		(0.2)	[6]
2015 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		9,344	[5]	9,344	[5]			9,344	[5]		9,344	[6]
Hedged Differential (in usd per energy unit)		0.06	[5]	0.06	[5]			0.06	[5]		0.06	[6]
2015 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,891	[5]	4,891	[5]			4,891	[5]		4,891	[6]
Hedged Differential (in usd per energy unit)		(0.1)	[5]	(0.1)	[5]			(0.1)	[5]		(0.1)	[6]
2015 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		5,074	[5]	5,074	[5]			5,074	[5]		5,074	[6]
Hedged Differential (in usd per energy unit)		(0.21)	[5]	(0.21)	[5]			(0.21)	[5]		(0.21)	[6]
2015 | Oil Basis Differential Commodity Contract [Member] | Midland-Cushing Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[5]	0	[5]			0	[5]
Hedged Differential (in usd per energy unit)		0	[5]	0	[5]			0	[5]
2015 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,251	[7]	7,251	[7]			7,251	[7]		7,251	[7]
Hedged Differential (in usd per energy unit)		0.24	[7]	0.24	[7]			0.24	[7]		0.24	[7]
2015 | Natural Gas Liquid Commodity Contract | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		10,570		10,570				10,570			10,570
2016 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		198,110		198,110				198,110			198,110
Weighted Average Fixed Price (in usd per energy unit)		4.51		4.51				4.51			4.51
2016 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		121,841		121,841				121,841			121,841
Weighted Average Fixed Price (in usd per energy unit)		4.2		4.2				4.2			4.2
2016 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		76,269	[1]	76,269	[2]			76,269	[1]		76,269	[3]
Weighted Average Short Put Price (in usd per energy unit)		5	[1]	5	[2]			5	[1]		5	[3]
2016 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		14,735		14,735				14,735			14,735
Weighted Average Fixed Price (in usd per energy unit)		90.44		90.44				90.44			90.44
2016 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		11,464	[4]	11,464	[4]			11,464	[4]		11,464	[4]
Weighted Average Fixed Price (in usd per energy unit)		90.56	[4]	90.56	[4]			90.56	[4]		90.56	[4]
2016 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,271		3,271				3,271			3,271
Weighted Average Short Put Price (in usd per energy unit)		90		90				90			90
2016 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		59,954	[5]	19,764	[5]			59,954	[5]		19,764	[6]
Hedged Differential (in usd per energy unit)		(0.32)	[5]	(0.31)	[5]			(0.32)	[5]		(0.31)	[6]
2016 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		46,294	[5]	39,199	[5]			46,294	[5]		39,199	[6]
Hedged Differential (in usd per energy unit)		(0.2)	[5]	(0.2)	[5]			(0.2)	[5]		(0.2)	[6]
2016 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,768	[5]	0	[5]			7,768	[5]		0	[6]
Hedged Differential (in usd per energy unit)		0.05	[5]	0	[5]			0.05	[5]		0	[6]
2016 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,575	[5]	4,575	[5]			4,575	[5]		4,575	[6]
Hedged Differential (in usd per energy unit)		(0.1)	[5]	(0.1)	[5]			(0.1)	[5]		(0.1)	[6]
2016 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,219	[5]	0	[5]			4,219	[5]		0	[6]
Hedged Differential (in usd per energy unit)		(0.2)	[5]	0	[5]			(0.2)	[5]		0	[6]
2016 | Oil Basis Differential Commodity Contract [Member] | Midland-Cushing Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[5]	0	[5]			0	[5]
Hedged Differential (in usd per energy unit)		0	[5]	0	[5]			0	[5]
2016 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,446	[7]	7,446	[7]			7,446	[7]		7,446	[7]
Hedged Differential (in usd per energy unit)		0.25	[7]	0.25	[7]			0.25	[7]		0.25	[7]
2016 | Natural Gas Liquid Commodity Contract | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		10,599		10,599				10,599			10,599
2017 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		187,008		187,008				187,008			187,008
Weighted Average Fixed Price (in usd per energy unit)		4.48		4.48				4.48			4.48
2017 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		120,122		120,122				120,122			120,122
Weighted Average Fixed Price (in usd per energy unit)		4.26		4.26				4.26			4.26
2017 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		66,886	[1]	66,886	[2]			66,886	[1]		66,886	[3]
Weighted Average Short Put Price (in usd per energy unit)		4.88	[1]	4.88	[2]			4.88	[1]		4.88	[3]
2017 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		5,139		5,139				5,139			5,139
Weighted Average Fixed Price (in usd per energy unit)		89.1		89.1				89.1			89.1
2017 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,755	[4]	4,755	[4]			4,755	[4]		4,755	[4]
Weighted Average Fixed Price (in usd per energy unit)		89.02	[4]	89.02	[4]			89.02	[4]		89.02	[4]
2017 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		384		384				384			384
Weighted Average Short Put Price (in usd per energy unit)		90		90				90			90
2017 | Oil Derivative Instruments | Extendible Fixed Price Swaps
Derivative [Line Items]
Weighted Average Fixed Price (in usd per energy unit)		100		100				100			100
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)		5,384		5,384				5,384			5,384
2017 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		59,138	[5]	0	[5]			59,138	[5]		0	[6]
Hedged Differential (in usd per energy unit)		(0.33)	[5]	0	[5]			(0.33)	[5]		0	[6]
2017 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		38,880	[5]	0	[5]			38,880	[5]		0	[6]
Hedged Differential (in usd per energy unit)		(0.19)	[5]	0	[5]			(0.19)	[5]		0	[6]
2017 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		7,437	[5]	0	[5]			7,437	[5]		0	[6]
Hedged Differential (in usd per energy unit)		0.05	[5]	0	[5]			0.05	[5]		0	[6]
2017 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		3,604	[5]	0	[5]			3,604	[5]		0	[6]
Hedged Differential (in usd per energy unit)		(0.08)	[5]	0	[5]			(0.08)	[5]		0	[6]
2017 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		4,819	[5]	0	[5]			4,819	[5]		0	[6]
Hedged Differential (in usd per energy unit)		(0.2)	[5]	0	[5]			(0.2)	[5]		0	[6]
2017 | Oil Basis Differential Commodity Contract [Member] | Midland-Cushing Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[5]	0	[5]			0	[5]
Hedged Differential (in usd per energy unit)		0	[5]	0	[5]			0	[5]
2017 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		6,486	[7]	6,486	[7]			6,486	[7]		6,486	[7]
Hedged Differential (in usd per energy unit)		0.25	[7]	0.25	[7]			0.25	[7]		0.25	[7]
2018 | Natural Gas Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		36,500		36,500				36,500			36,500
Weighted Average Fixed Price (in usd per energy unit)		5		5				5			5
2018 | Natural Gas Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		36,500		36,500				36,500			36,500
Weighted Average Fixed Price (in usd per energy unit)		5		5				5			5
2018 | Natural Gas Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[1]	0	[2]			0	[1]		0	[3]
Weighted Average Short Put Price (in usd per energy unit)		0	[1]	0	[2]			0	[1]		0	[3]
2018 | Oil Derivative Instruments
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0		0				0			0
Weighted Average Fixed Price (in usd per energy unit)		0		0				0			0
2018 | Oil Derivative Instruments | Fixed price swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[4]	0	[4]			0	[4]		0	[4]
Weighted Average Fixed Price (in usd per energy unit)		0	[4]	0	[4]			0	[4]		0	[4]
2018 | Oil Derivative Instruments | Puts
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0		0				0			0
Weighted Average Short Put Price (in usd per energy unit)		0		0				0			0
2018 | Oil Derivative Instruments | Extendible Fixed Price Swaps
Derivative [Line Items]
Weighted Average Fixed Price (in usd per energy unit)		100		100				100			100
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)		5,384		5,384				5,384			5,384
2018 | Natural Gas Basis Differential Positions | Panhandle Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		16,425	[5]	0	[5]			16,425	[5]		0	[6]
Hedged Differential (in usd per energy unit)		(0.33)	[5]	0	[5]			(0.33)	[5]		0	[6]
2018 | Natural Gas Basis Differential Positions | NWPL - Rockies basis swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		10,804	[5]	0	[5]			10,804	[5]		0	[6]
Hedged Differential (in usd per energy unit)		(0.19)	[5]	0	[5]			(0.19)	[5]		0	[6]
2018 | Natural Gas Basis Differential Positions | MichCon Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		2,044	[5]	0	[5]			2,044	[5]		0	[6]
Hedged Differential (in usd per energy unit)		0.05	[5]	0	[5]			0.05	[5]		0	[6]
2018 | Natural Gas Basis Differential Positions | Houston Ship Channel Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		986	[5]	0	[5]			986	[5]		0	[6]
Hedged Differential (in usd per energy unit)		(0.08)	[5]	0	[5]			(0.08)	[5]		0	[6]
2018 | Natural Gas Basis Differential Positions | Permian Basis Swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		1,314	[5]	0	[5]			1,314	[5]		0	[6]
Hedged Differential (in usd per energy unit)		(0.2)	[5]	0	[5]			(0.2)	[5]		0	[6]
2018 | Oil Basis Differential Commodity Contract [Member] | Midland-Cushing Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[5]	0	[5]			0	[5]
Hedged Differential (in usd per energy unit)		0	[5]	0	[5]			0	[5]
2018 | Oil Timing Differential Positions | Trade month roll swaps
Derivative [Line Items]
Annual Hedged Volume (in energy unit)		0	[7]	0	[7]			0	[7]		0	[7]
Hedged Differential (in usd per energy unit)		0	[7]	0	[7]			0	[7]		0	[7]
2019 | Oil Derivative Instruments | Extendible Fixed Price Swaps
Derivative [Line Items]
Weighted Average Fixed Price (in usd per energy unit)		90		90				90			90
Amount of outstanding extendible fixed price oil swaps of daily production (in MBbls)		5,384		5,384				5,384			5,384

[1]	Includes certain outstanding natural gas put options of approximately 5,329 MMMBtu for the period July 1, 2013, through December 31, 2013, 10,570 MMMBtu for each of the years ending December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to indirectly hedge revenues associated with NGL production.
[2]	Includes certain outstanding natural gas puts of approximately 7,964 MMMBtu for the period April 1, 2013, through December 31, 2013, 10,570 MMMBtu for each of the years ending December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.
[3]	Includes certain outstanding natural gas puts of approximately 10,570 MMMBtu for each of the years ending December 31, 2013, December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.
[4]	Includes certain outstanding fixed price oil swaps of approximately 5,384 MBbls which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2017, and December 31, 2018, and $90.00 per Bbl for the year ending December 31, 2019, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.
[5]	Settle on the respective pricing index to hedge basis differential associated with natural gas and oil production.
[6]	Settle on the respective pricing index to hedge basis differential associated with natural gas production.
[7]	The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the “trade month roll”).

Derivatives (Balance Sheet Presentation) (Details) (Linn Energy, LLC [Member], USD $)	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Linn Energy, LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Asset, Fair Value	$ 1,181,540,000	$ 1,034,866,000	$ 1,282,390,000	$ 880,175,000
Derivative Liability, Fair Value	230,908,000	352,259,000	405,619,000	320,835,000
Maximum Loss Upon All Counterparties Failing To Perform	$ 1,200,000,000	$ 1,000,000,000	$ 1,300,000,000

Derivatives (Gains (Losses) On Derivatives) (Details) (Linn Energy, LLC [Member], USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Linn Energy, LLC [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total Gains Losses On Derivative Instruments	$ 327	$ 108	$ 440	$ 2	$ 218	$ 442	$ 125	$ 450	$ 7

Fair Value Measurements on a Recurring Basis (Details) (Linn Energy, LLC [Member], Commodity Contracts, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions
Fair value assets measured on recurring basis, derivative financial instruments, assets	$ 953,264		$ 694,336		$ 880,911
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	2,632		11,729		4,140
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions
Fair value assets measured on recurring basis, derivative financial instruments, assets	1,181,540		1,034,866		1,282,390
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	230,908		352,259		405,619
Counterparty netting under agreements governing derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis, Financial Statement Captions
Fair value assets measured on recurring basis, derivative financial instruments, assets	(228,276)	[1]	(340,530)	[1]	(401,479)	[1]
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	$ (228,276)	[1]	$ (340,530)	[1]	$ (401,479)	[1]

[1]	Represents counterparty netting under agreements governing such derivatives.

Other Property and Equipment (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Other property and equipment	$ 534,280	$ 499,727	$ 469,188	$ 197,235
Less accumulated depreciation	(91,357)	(82,332)	(73,721)	(48,024)
Other preperty and equipment, net			395,467	149,211
Natural Gas Compression Plant and Pipeline [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment			371,292	129,863
Building and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment			19,999	16,158
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment			19,731	13,653
Drilling and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment			6,265	3,645
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment			47,623	29,972
Land [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment			$ 4,278	$ 3,944

Asset Retirement Obligations (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Linn Energy, LLC [Member]
Future inflation factor used in the calculation of the asset retirement obligations	2.00%	2.00%	2.00%	2.00%	2.00%
Credit adjusted risk-free interest rate for the calculation of the asset retirement obligations	6.50%	6.50%	6.80%	7.50%	8.60%
Asset retirement obligations rollforward
Asset retirement obligations, beginning of the period	$ 151,974	$ 151,974	$ 71,142	$ 42,945
Liabilities added from acquisitions			63,663	19,853
Liabilities added from drilling	590	1,575	1,799	1,277
Asset Retirement Obligations, Liabilities Associated With Assets Sold		1,092
Current year accretion expense	2,764	5,575	8,550	4,140
Settlements	(1,981)	(2,687)	(3,640)	(2,218)
Revision of estimates	(269)	2,500	10,460	5,145
Asset retirement obligations, end of the period	$ 153,078	$ 157,845	$ 151,974	$ 71,142	$ 42,945

Commitments and Contingencies (Details) (Linn Energy, LLC [Member], USD $) In Millions, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended	15 Months Ended
	Apr. 30, 2013	Oct. 03, 2012	Apr. 19, 2012	Mar. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Linn Energy, LLC [Member]
Loss Contingencies [Line Items]
Amount of general unsecured claims from termination agreements				$ 51
Distribution received under termination agreement	5	3	25		28	33
Recovery of bankruptcy claim included in gains (losses) on oil and natural gas derivatives			$ 18		$ 22

Earnings Per Unit (Details) (Linn Energy, LLC [Member], USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) allocated to units	$ 345,157	$ (221,885)	$ 237,086	$ (6,202)	$ 123,272	$ 230,884	$ (386,616)	$ 438,439	$ (114,288)
Income allocated to unvested restricted units	(2,629)	(1,301)	(2,232)	(1,375)	(2,599)	(2,735)	(4,575)	(4,739)	0
Net income (loss) available to common unitholders, basic	$ 342,528	$ (223,186)	$ 234,854	$ (7,577)	$ 120,673	$ 228,149	$ (391,191)	$ 433,700	$ (114,288)
Weighted average units outstanding
Weighted average units outstanding – Basic (in units)	233,448,000	233,176,000	197,507,000	193,256,000	233,313,000	195,382,000	203,775,000	172,004,000	142,535,000
Dilutive effect of unit equivalents (in units)	462,000	0	653,000	0	487,000	657,000	0	725,000	0
Weighted average units outstanding – Diluted (in units)	233,910,000	233,176,000	198,160,000	193,256,000	233,800,000	196,039,000	203,775,000	172,729,000	142,535,000
Earnings per share reconciliation
Basic net income (loss) per unit (in usd per unit)	$ 1.47	$ (0.96)	$ 1.19	$ (0.04)	$ 0.52	$ 1.17	$ (1.92)	$ 2.52	$ (0.8)
Dilutive effect of unit equivalents (in usd per unit)	$ (0.01)	$ 0	$ 0	$ 0	$ 0	$ (0.01)	$ 0	$ (0.01)	$ 0
Diluted net income (loss) per unit (in usd per unit)	$ 1.46	$ (0.96)	$ 1.19	$ (0.04)	$ 0.52	$ 1.16	$ (1.92)	$ 2.51	$ (0.8)
Unit options and warrants
Earnings per share reconciliation
Weighted average anti-dilutive unit equivalents excluded from computation of earnings per unit (in units)	3,000,000	5,000,000	0	2,000,000	3,000,000	0	2,000,000	0	2,000,000

Operating Leases (Details) (Linn Energy, LLC [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Linn Energy, LLC [Member]
Future Minimum Lease Payments [Abstract]
2013	$ 6,459,000
2014	6,718,000
2015	6,660,000
2016	4,396,000
2017	4,381,000
Thereafter	8,761,000
Operating Leases, Future Minimum Payments Due, Total	37,375,000
Operating lease expense	$ 7,000,000	$ 5,000,000	$ 5,000,000

Income Taxes - Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended				6 Months Ended	8 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Current taxes:
Federal														$ 2,711	$ 4,551	$ 65
State														439	605	1,088
Deferred taxes:
Federal							11,867							323	(1,148)	2,862
State							661							(683)	1,458	226
Income tax expense	$ 0	$ 25,300	$ (14,820)	$ 12,528	$ 0	$ 10,480	$ 12,528	$ (1,129)	$ 7,536	$ 512	$ 8,918	$ 6,407	$ 9,430	$ 2,790	$ 5,466	$ 4,241

Income Taxes - Effective Income Tax Rate Reconciliation (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory rate (in hundredths)	35.00%	35.00%	35.00%	35.00%
State, net of federal tax benefit (in hundredths)	2.00%	0.10%	0.50%	(1.20%)
Loss excluded from nontaxable entities (in hundredths)		(35.60%)	(34.40%)	(37.50%)
Other items (in hundredths)	0.80%	(0.20%)	0.10%	(0.10%)
Effective rate (in hundredths)	37.80%	(0.70%)	1.20%	(3.80%)

Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]
Deferred tax assets:
Net operating loss carryforwards		$ 622	$ 0	$ 159
Unamortized intangible drilling costs		9,029
Unit-based compensation			10,579	9,146
Other			4,924	3,606
Total deferred tax assets	24,000	9,651	15,503	12,911
Deferred tax liabilities:
Investment in LINN Energy		23,210
Property and equipment principally due to differences in depreciation			11,049	8,226
Other			1,055	1,646
Total deferred tax liabilities	(23,000)	23,210	12,104	9,872
Net deferred tax assets			3,399	3,039
Net deferred tax liabilities		$ 13,559

Income Taxes - Classification of Deferred Tax Assets and Liabilities in the Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets				$ 10,318	$ 8,279
Deferred tax liabilities				612	589
Other current assets				9,706	7,690
Deferred tax assets			9,651	5,186	4,632
Deferred tax liabilities			23,210	11,493	9,283
Other noncurrent liabilities		1,261	0	(6,307)	(4,651)
Net noncurrent deferred tax liabilities	$ 24,039	$ 0	$ 13,559

Income Taxes - Narrative (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Federal [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Federal [Member]
Operating Loss Carryforwards [Line Items]
Deferred taxes related to issuance costs, recorded to equity		$ 1,000,000
Net operating loss carryforwards			2,000,000			10,000,000
Net operating loss carryforwards, expiration dates			2032			12/31/2031
Deferred tax assets	24,000,000	9,651,000		15,503,000	12,911,000
Deferred tax liabilities	$ (23,000,000)	$ 23,210,000		$ 12,104,000	$ 9,872,000

Distribution Received and Dividend Paid (Details) (USD $)	0 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	0 Months Ended
	Nov. 15, 2012	Oct. 23, 2012	Jun. 30, 2012	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Nov. 15, 2012 Linn Energy, LLC [Member]	Oct. 23, 2012 Linn Energy, LLC [Member]	May 16, 2013 Dividend Declared [Member]	May 16, 2013 Dividend Declared [Member]	Apr. 24, 2013 Dividend Declared [Member]	Feb. 15, 2013 Dividend Declared [Member]	Feb. 15, 2013 Dividend Declared [Member]	Jan. 25, 2013 Dividend Declared [Member]	Jul. 16, 2013 Subsequent Event [Member] Dividend Declared [Member]	Jul. 16, 2013 Subsequent Event [Member] Dividend Declared [Member]	Jul. 02, 2013 Subsequent Event [Member] Dividend Declared [Member]	May 16, 2013 Subsequent Event [Member] Dividend Declared [Member]	Apr. 24, 2013 Subsequent Event [Member] Dividend Declared [Member]	Feb. 15, 2013 Subsequent Event [Member] Dividend Declared [Member]	Feb. 15, 2013 Subsequent Event [Member] Dividend Declared [Member]	Jan. 24, 2013 Subsequent Event [Member] Dividend Declared [Member]
Related Party Transaction [Line Items]
Distributions received, amount per unit (in usd per unit)								$ 0.725			$ 0.725			$ 0.725			$ 0.2416					$ 0.725
Cash distributions received			$ 0	$ 25,221,000	$ 50,442,000	$ 25,221,000	$ 25,221,000			$ 25,000,000			$ 25,000,000			$ 8,000,000					$ 25,000,000
Dividends declared, amount per share (in usd per share)		$ 0.71									$ 0.725			$ 0.71			$ 0.2416		$ 0.725			$ 0.71
Tax reserve, amount per share (in usd per share)		$ 0.015									$ 0			$ 0.015			$ 0		$ 0			$ 0.015
Dividends paid to shareholders	24,699,000		0	24,699,000	49,920,000	24,699,000			25,000,000			25,000,000			8,000,000					25,000,000
Income tax reserve withheld	522,000											522,000	522,000							522,000	522,000
Distributions Receivable, Amount Per Unit																			$ 0.725
Equity Method Investment, Dividends or Distributions Receivable																		25,000,000
Dividends Payable																		$ 25,000,000

Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Balance Sheets) (Details) (Linn Energy, LLC [Member], USD $)	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Linn Energy, LLC [Member]
Accrued compensation	$ 20,513,000	$ 13,886,000	$ 35,431,000	$ 19,581,000
Accrued interest	73,453,000	123,407,000	72,668,000	55,170,000
Other	6,733,000	7,754,000	7,146,000	1,147,000
Other accrued liabilities	100,699,000	145,047,000	115,245,000	75,898,000
Restricted cash	5,000,000	5,000,000	5,000,000	4,000,000
Net Outstanding Checks	$ 14,000,000	$ 0	$ 35,000,000	$ 54,000,000

Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows (Cash Flows) (Details) (USD $)	6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
General and Administrative Expenses and Offering Costs	$ 15,000,000
Business Acquisition Amount Of Cash Deposit						308,000,000
General and administrative expenses	14,298,000		58,566,000	43,321,000	104,871,000	84,506,000	173,206,000	133,272,000	99,078,000
Cash payments for interest, net of amounts capitalized			44,209,000	42,517,000	192,517,000	128,617,000	343,331,000	247,217,000	128,807,000
Cash payments for income taxes			0	20,000	14,000	306,000	366,000	487,000	1,797,000
Noncash investing activities - liabilities assumed
Fair value of assets acquired	7,655,000	1,841,027,000	8,101,000	1,257,765,000			2,923,990,000	1,523,466,000	1,375,010,000
Cash paid, net of cash acquired	3,231,000	(1,455,433,000)	15,128,000	1,230,304,000			(2,640,475,000)	(1,500,193,000)	(1,351,033,000)
Receivables from sellers	1,792,000	772,000	(1,212,000)	772,000			2,132,000	3,557,000	9,976,000
Payables to sellers	6,854,000	422,000	6,854,000	0			443,000	(4,847,000)	0
Liabilities assumed	5,824,000	385,944,000	(15,093,000)	28,233,000	5,824,000	438,835,000	286,090,000	21,983,000	33,953,000
Future Funding Commitment Of Joint Venture Consideration Transferred, Excluding Interest	$ 68,000,000				$ 67,612,000	$ 52,891,000

Related Party Transactions (Details) (USD $)	0 Months Ended	2 Months Ended	3 Months Ended				6 Months Ended	8 Months Ended	0 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended				0 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended	8 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 17, 2012	Jun. 30, 2012	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Feb. 15, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Jan. 24, 2013 Linn Energy, LLC [Member]	May 16, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Feb. 15, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Oct. 17, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Nov. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Jun. 30, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Mar. 31, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Jun. 30, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Jan. 24, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Apr. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Jun. 30, 2013 Linn Energy, LLC [Member] Director [Member]	Mar. 31, 2013 Linn Energy, LLC [Member] Director [Member]	Jun. 30, 2013 Linn Energy, LLC [Member] Director [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Director [Member]
Related Party Transaction [Line Items]
Capital contributed by LINN for share purchase			$ 1,000	$ 1,000	$ 1,000		$ 1,000	$ 1,000																					$ 1,000
Initial public offering, proceeds	1,200,000,000																					1,200,000,000
Ownership percentage			15.00%	15.00%	15.00%		15.00%	15.00%																15.00%	15.00%	15.00%	15.00%		100.00%
General and administrative expenses		155,000	2,531,000	11,767,000	724,000	351,000	14,298,000	1,230,000		46,305,000	58,566,000	41,185,000	43,321,000	104,871,000	84,506,000	173,206,000	133,272,000	99,078,000						3,000,000	12,000,000	15,000,000
Units of LINN Energy acquired	34,787,500																					34,787,500
General and administrative expenses paid on behalf of related party																									2,000,000	8,000,000	1,000,000
Business Combination, Acquisition Related Costs			2,000,000	11,000,000			13,000,000																	2,000,000	11,000,000	13,000,000
Offering costs paid on behalf of related party																											3,000,000
Distribution paid during period									170,000,000											50,000,000	25,000,000		25,000,000
Per unit cash dividend paid (in dollars per unit)																			$ 0.725									$ 0.725
Related Party Transaction, Amounts of Transaction																								344,000	462,000	806,000	772,000			7,000,000	6,000,000	13,000,000	21,000,000
Offering costs paid by related party																								$ 361,000	$ 361,000	$ 361,000

Subsequent Events (Details) (USD $)	0 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended		0 Months Ended															0 Months Ended
	Nov. 15, 2012	Oct. 23, 2012	Jun. 30, 2012	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Feb. 20, 2013	Feb. 21, 2013 Berry Petroleum Company [Member] Subsequent Event [Member]	May 16, 2013 Dividend Declared [Member]	May 16, 2013 Dividend Declared [Member]	Apr. 24, 2013 Dividend Declared [Member]	Feb. 15, 2013 Dividend Declared [Member]	Feb. 15, 2013 Dividend Declared [Member]	Jan. 25, 2013 Dividend Declared [Member]	Jul. 16, 2013 Dividend Declared [Member] Subsequent Event [Member]	Jul. 16, 2013 Dividend Declared [Member] Subsequent Event [Member]	Jul. 02, 2013 Dividend Declared [Member] Subsequent Event [Member]	Apr. 24, 2013 Dividend Declared [Member] Subsequent Event [Member]	Feb. 15, 2013 Dividend Declared [Member] Subsequent Event [Member]	Feb. 15, 2013 Dividend Declared [Member] Subsequent Event [Member]	Jan. 24, 2013 Dividend Declared [Member] Subsequent Event [Member]	Feb. 20, 2013 Linn Energy, LLC [Member] Berry Petroleum Company [Member]	Feb. 21, 2013 Linn Energy, LLC [Member] Berry Petroleum Company [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Preliminary value of definitive purchase merger							$ 4,400,000,000	$ 4,300,000,000														$ 4,400,000,000	$ 4,300,000,000
Number of LinnCo common shares for each Berry common share								1.25															1.25
Business acquisition, price per common share							$ 46.2375	$ 46.2375														$ 46.2375	$ 46.2375
Distributions received, amount per unit (in usd per unit)											$ 0.725			$ 0.725			$ 0.2416				$ 0.725
Cash distributions received			0	25,221,000	50,442,000	25,221,000				25,000,000			25,000,000			8,000,000				25,000,000
Dividends declared, amount per share (in usd per share)		$ 0.71									$ 0.725			$ 0.71			$ 0.2416	$ 0.725			$ 0.71
Tax reserve, amount per share (in usd per share)		$ 0.015									$ 0			$ 0.015			$ 0	$ 0			$ 0.015
Dividends paid to shareholders	24,699,000		0	24,699,000	49,920,000	24,699,000			25,000,000			25,000,000			8,000,000				25,000,000
Income tax reserve withheld	$ 522,000											$ 522,000	$ 522,000						$ 522,000	$ 522,000

Supplemental Oil and Natural Gas Data (Unaudited) (Details) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013 Mcfe	Dec. 31, 2012 Mcfe	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012 Mcfe	Dec. 31, 2011 Mcfe	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011 Mcfe	Jun. 30, 2013 Mcfe	Jun. 30, 2012 Mcfe	Dec. 31, 2012 Mcfe		Dec. 31, 2011 Mcfe		Dec. 31, 2010 Mcfe
Property acquisition costs [Abstract]
Proved													$ 2,531,419	[1]	$ 1,328,328	[1]	$ 1,290,826	[1]
Unproved													181,124	[1]	188,409	[1]	65,604	[1]
Exploration costs													452		80		74
Development costs													1,062,043		639,395		244,834
Asset retirement costs			4,675				2,427						4,675		2,427		748
Total costs incurred													3,779,713		2,158,639		1,602,086
Proved properties [Abstract]
Leasehold acquisition			8,603,888				6,040,239						8,603,888		6,040,239
Development			2,553,127				1,484,486						2,553,127		1,484,486
Unproved properties			454,315				310,925						454,315		310,925
Capitalized cost, oil and gas producing activities			11,611,330				7,835,650						11,611,330		7,835,650
Less accumulated depletion and amortization			(2,025,656)				(1,033,617)						(2,025,656)		(1,033,617)
Capitalized costs, oil and gas producing activities, net			9,585,674				6,802,033						9,585,674		6,802,033
Revenues and other:
Oil, natural gas and natural gas liquid sales													1,601,180		1,162,037		690,054
Gains (losses) on oil and natural gas derivatives	326,733	(108,370)	94,489	(411,405)	439,647	2,031	(210,339)	824,240	205,515	(369,476)	218,363	441,678	124,762		449,940		75,211
Results of Operations, Revenue from Oil and Gas Producing Activities													1,725,942		1,611,977		765,265
Production costs [Abstract]
Lease operating expenses	83,584	88,721			70,129	71,636					172,305	141,765	317,699		232,619		158,382
Transportation expenses													77,322		28,358		19,594
Severance and ad valorem taxes													130,805		78,458		45,114
Total production costs													525,826		339,435		223,090
Other costs [Abstract]
Exploration costs	818	2,226			407	410					3,044	817	1,915		2,390		5,168
Depletion and amortization													579,382		320,096		226,552
Impairment of long-lived assets													422,499		0		38,600
Gains on sale of assets and other, net													(1,369)		(1,001)		0
Texas margin tax expense													(787)		1,599		657
Total other costs													1,001,640		323,084		270,977
Results of operations													198,476		949,458		271,198
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year		4,796,000,000				3,370,000,000				2,597,000,000	4,796,000,000	3,370,000,000	3,370,000,000		2,597,000,000		1,712,000,000
Revisions of previous estimates													(803,000,000)		(121,000,000)		77,000,000
Purchase of minerals in place													1,766,000,000		579,000,000		671,000,000
Extensions, discoveries and other additions													709,000,000		450,000,000		234,000,000
Production													(246,000,000)		(135,000,000)		97,000,000
End of year			4,796,000,000				3,370,000,000						4,796,000,000		3,370,000,000		2,597,000,000
Proved developed reserves [Abstract]
Beginning of year		3,127,000,000				2,034,000,000				1,662,000,000	3,127,000,000	2,034,000,000	2,034,000,000		1,662,000,000		1,220,000,000
End of year			3,127,000,000				2,034,000,000						3,127,000,000		2,034,000,000		1,662,000,000
Proved undeveloped reserves [Abstract]
Beginning of year		1,669,000,000				1,336,000,000				935,000,000	1,669,000,000	1,336,000,000	1,336,000,000		935,000,000		492,000,000
End of year			1,669,000,000				1,336,000,000						1,669,000,000		1,336,000,000		935,000,000
Conversion rate between oil and NGL volumes to natural gas													6
Change in proved reserves (in Mcfe)													1,426,000,000		773,000,000		885,000,000
Change in proved reserves due to asset performance (in Mcfe)													340,000,000		(153,000,000)		(78,000,000)
Change in proved reserves due to change in commodity prices (in Mcfe)													248,000,000		32,000,000		155,000,000
Change in proved reserves due to the SEC five-year development limitation on PUDs													215,000,000
Number of acquisition of oil and natural gas properties													7		12		11
Productive wells drilled													436		292		138
Discounted future net cash flows relating to proved oil and gas reserves, future net cash Flows [Abstract]
Future estimated revenues													30,374,380		29,319,369		20,160,275
Future estimated production costs													(11,460,854)		(9,464,319)		(6,825,147)
Future estimated development costs													(3,574,058)		(2,848,497)		(1,733,929)
Future net cash flows													15,339,468		17,006,553		11,601,199
10% annual discount for estimated timing of cash flows													(9,266,487)		(10,391,693)		(7,377,667)
Standardized measure of discounted future net cash flows													6,072,981		6,614,860		4,223,532
Representative NYMEX prices [Abstract]
Natural gas (dollars per MMBtu)													2.76	[2]	4.12	[2]	4.38	[2]
Oil (dollars per Bbl)													94.64	[2]	95.84	[2]	79.29	[2]
Principal Sources of Change in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Abstract]
Sales and transfers of oil, natural gas and NGL produced during the period													(1,075,354)		(822,602)		(466,964)
Changes in estimated future development costs													289,762		27,236		(56,001)
Net change in sales and transfer prices and production costs related to future production													(1,463,820)		784,308		886,438
Purchase of minerals in place													2,153,651		1,452,169		1,277,134
Extensions, discoveries, and improved recovery													413,702		552,704		329,642
Previously estimated development costs incurred during the period													442,322		306,827		42,947
Net change due to revisions in quantity estimates													(1,595,302)		(292,343)		164,999
Accretion of discount													661,486		422,353		172,328
Changes in production rates and other													(368,326)		(39,324)		149,727
Change in the standardized measure of discounted future net cash flows													$ (541,879)		$ 2,391,328		$ 2,500,250
Natural Gas [Member]
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year						1,675,000,000				1,233,000,000		1,675,000,000	1,675,000,000		1,233,000,000		774,000,000
Revisions of previous estimates													(559,000,000)		(71,000,000)		22,000,000
Purchase of minerals in place													1,176,000,000		337,000,000		369,000,000
Extensions, discoveries and other additions													407,000,000		240,000,000		118,000,000
Production													(128,000,000)		(64,000,000)		50,000,000
End of year			2,571,000,000				1,675,000,000						2,571,000,000		1,675,000,000		1,233,000,000
Proved developed reserves [Abstract]
Beginning of year						998,000,000				805,000,000		998,000,000	998,000,000		805,000,000		549,000,000
End of year			1,661,000,000				998,000,000						1,661,000,000		998,000,000		805,000,000
Proved undeveloped reserves [Abstract]
Beginning of year						677,000,000				428,000,000		677,000,000	677,000,000		428,000,000		225,000,000
End of year			910,000,000				677,000,000						910,000,000		677,000,000		428,000,000
Oil [Member]
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year						189				156.4		189	189		156.4		102.1
Revisions of previous estimates													(26.5)		(9.2)		3.9
Purchase of minerals in place													23.1		39.3		49.1
Extensions, discoveries and other additions													16.6		10.3		6.1
Production													(10.7)		(7.8)		4.8
End of year			191.5				189						191.5		189		156.4
Proved developed reserves [Abstract]
Beginning of year						124.8				103		124.8	124.8		103		77.9
End of year			131.4				124.8						131.4		124.8		103
Proved undeveloped reserves [Abstract]
Beginning of year						64.2				53.4		64.2	64.2		53.4		24.2
End of year			60.1				64.2						60.1		64.2		53.4
NGL [Member]
Proved developed and undeveloped reserves [Roll Forward]
Beginning of year						93.5				70.9		93.5	93.5		70.9		54.2
Revisions of previous estimates													(14.1)		0.9		5.2
Purchase of minerals in place													75.3		1		1.2
Extensions, discoveries and other additions													33.7		24.6		13.3
Production													(9)		(3.9)		3
End of year			179.4				93.5						179.4		93.5		70.9
Proved developed reserves [Abstract]
Beginning of year						47.8				39.9		47.8	47.8		39.9		33.9
End of year			113				47.8						113		47.8		39.9
Proved undeveloped reserves [Abstract]
Beginning of year						45.7				31		45.7	45.7		31		20.3
End of year			66.4				45.7						66.4		45.7		31

[1]	See Note 2 for details about the Company’s acquisitions.
[2]	In accordance with SEC regulations, reserves at December 31, 2012, December 31, 2011, and December 31, 2010, were estimated using the average price during the 12-month period, determined as an unweighted average of the first-day-of-the-month price for each month, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. The price used to estimate reserves is held constant over the life of the reserves.

Supplemental Quarterly Data (Unaudited) (Details) (USD $)	2 Months Ended	3 Months Ended				6 Months Ended	8 Months Ended	3 Months Ended																		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]		Sep. 30, 2012 Linn Energy, LLC [Member]		Jun. 30, 2012 Linn Energy, LLC [Member]		Mar. 31, 2012 Linn Energy, LLC [Member]		Dec. 31, 2011 Linn Energy, LLC [Member]		Sep. 30, 2011 Linn Energy, LLC [Member]		Jun. 30, 2011 Linn Energy, LLC [Member]		Mar. 31, 2011 Linn Energy, LLC [Member]		Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Oil, natural gas and natural gas liquids sales								$ 488,207,000	$ 462,732,000	$ 460,976,000		$ 444,082,000		$ 347,227,000		$ 348,895,000		$ 326,458,000		$ 292,482,000		$ 302,390,000		$ 240,707,000		$ 950,939,000	$ 696,122,000	$ 1,601,180,000	$ 1,162,037,000	$ 690,054,000
Gains (losses) on oil and natural gas derivatives								326,733,000	(108,370,000)	94,489,000		(411,405,000)		439,647,000		2,031,000		(210,339,000)		824,240,000		205,515,000		(369,476,000)		218,363,000	441,678,000	124,762,000	449,940,000	75,211,000
Total revenues and other								838,825,000	369,060,000	571,225,000		48,328,000		800,597,000		354,090,000		118,873,000		1,119,483,000		510,571,000		(126,473,000)		1,207,885,000	1,154,687,000	1,774,240,000	1,622,454,000	772,280,000
Total expenses										656,111,000	[1]	376,353,000	[1]	460,617,000	[1]	269,108,000	[1]	240,353,000	[2]	211,254,000	[2]	195,672,000	[2]	165,625,000	[2]
(Gain) losses on sale of assets and other, net										141,000		(14,000)		36,000		1,478,000		1,646,000		279,000		977,000		614,000
Equity income from investment in Linn Energy, LLC	0	57,963,000	(21,272,000)	34,411,000	0	36,691,000	34,411,000
General and administrative expenses	155,000	2,531,000	11,767,000	724,000	351,000	14,298,000	1,230,000	46,305,000	58,566,000					41,185,000		43,321,000										104,871,000	84,506,000	173,206,000	133,272,000	99,078,000
Income tax expense	0	25,300,000	(14,820,000)	12,528,000	0	10,480,000	12,528,000	(1,129,000)	7,536,000					512,000		8,918,000										6,407,000	9,430,000	2,790,000	5,466,000	4,241,000
Net income (loss)	$ (155,000)	$ 30,132,000	$ (18,219,000)	$ 21,159,000	$ (351,000)	$ 11,913,000	$ 20,653,000	$ 345,157,000	$ (221,885,000)	$ (187,495,000)		$ (430,005,000)		$ 237,086,000		$ (6,202,000)		$ (189,615,000)		$ 837,627,000		$ 237,109,000		$ (446,682,000)		$ 123,272,000	$ 230,884,000	$ (386,616,000)	$ 438,439,000	$ (114,288,000)
Net income (loss) per unit:
Basic (in usd per unit)								$ 1.47	$ (0.96)	$ (0.83)		$ (2.18)		$ 1.19		$ (0.04)		$ (1.09)		$ 4.74		$ 1.34		$ (2.75)		$ 0.52	$ 1.17	$ (1.92)	$ 2.52	$ (0.8)
Diluted (in usd per unit)								$ 1.46	$ (0.96)	$ (0.83)		$ (2.18)		$ 1.19		$ (0.04)		$ (1.09)		$ 4.72		$ 1.33		$ (2.75)		$ 0.52	$ 1.16	$ (1.92)	$ 2.51	$ (0.8)
Net income per share, basic and diluted (in usd per share)		$ 0.87	$ (0.52)	$ 0.74		$ 0.34	$ 1.92

[1]	Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization, impairment of long-lived assets and taxes, other than income taxes.
[2]	Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization and taxes, other than income taxes.